      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 5, 1998

                                                    REGISTRATION NO.:  333-30765
                                                                       811-08283

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                         PRE-EFFECTIVE AMENDMENT NO.                         / /
                         POST-EFFECTIVE AMENDMENT NO. 1                      /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                /X/
                                 AMENDMENT NO. 2                             /X/
                              -------------------

                           DEAN WITTER FUND OF FUNDS
                        (A MASSACHUSETTS BUSINESS TRUST)

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this registration statement.
                              -------------------

    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX)

                __X___immediately upon filing pursuant to paragraph (b)
                ______on (date) pursuant to paragraph (b)
                ______60 days after filing pursuant to paragraph (a)
                ______on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEAN WITTER FUND OF FUNDS

                             CROSS-REFERENCE SHEET

                                   FORM N-1A


ITEM                                                     CAPTION
--------------------------------------    --------------------------------------
PART A                                                  PROSPECTUS
 1.  .................................    Cover Page
 2.  .................................    Prospectus Summary; Summary of Fund
                                          Expenses
 3.  .................................    Financial Highlights; Performance
                                          Information
 4.  .................................    Investment Objective and Policies; The
                                          Fund and its Management; Cover Page;
                                           Investment Restrictions; Prospectus
                                           Summary
 5.  .................................    The Fund and Its Management; Back
                                          Cover; Investment Objective and
                                           Policies
 6.  .................................    Dividends, Distributions and Taxes;
                                          Additional Information
 7.  .................................    Underwriting; Purchase of Fund Shares;
                                          Shareholder Services
 8.  .................................    Redemptions and Repurchases;
                                          Shareholder Services
 9.  .................................    Not Applicable

PART B                                     STATEMENT OF ADDITIONAL INFORMATION
10.  .................................    Cover Page
11.  .................................    Table of Contents
12.  .................................    The Fund and Its Management
13.  .................................    Investment Practices and Policies;
                                          Investment Restrictions; Portfolio
                                           Transactions and Brokerage
14.  .................................    The Fund and Its Management; Trustees
                                          and Officers
15.  .................................    Trustees and Officers
16.  .................................    The Fund and Its Management; The
                                          Distributor; Shareholder Services;
                                           Custodian and Transfer Agent;
                                           Independent Accountants
17.  .................................    Portfolio Transactions and Brokerage
18.  .................................    Description of Shares
19.  .................................    The Distributor; Purchase of Fund
                                          Shares; Redemptions and Repurchases;
                                           Statement of Assets and Liabilities;
                                           Shareholder Services
20.  .................................    Dividends, Distributions and Taxes
21.  .................................    Purchase of Fund Shares
22.  .................................    Performance Information
23.  .................................    Experts


PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

              PROSPECTUS
              MAY 5, 1998



              Dean Witter Fund of Funds (the "Fund") is an open-end, non-diversified management investment company currently consisting of two separate portfolios (individually a "Portfolio" and collectively the "Portfolios") which seek to achieve their investment objectives by investing in shares of other open-end management investment companies that are either members of the Dean Witter Family of Funds or managed by an investment adviser that is an affiliate of Dean Witter InterCapital Inc. (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The International Portfolio has an investment objective of long-term capital appreciation and invests in a selection of Underlying Funds which invest their assets primarily in the international equity markets. The investment objective of the Domestic Portfolio is to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets. See "Investment Objective and Policies".



                 The Fund offers four classes of shares (each, a "Class"), each with a different combination of sales charges, ongoing fees and other features. The different distribution arrangements permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. (See "Purchase of Fund Shares--Alternative Purchase Arrangements.")



                 This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated May 5, 1998, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.


    Dean Witter
    Fund of Funds
    Two World Trade Center
    New York, New York 10048
    (212) 392-2550 or
    (800) 869-NEWS (toll free)

    TABLE OF CONTENTS


Prospectus Summary/2
Summary of Fund Expenses/5
Financial Highlights/8
The Fund and its Management/9
Investment Objective and Policies/12
  Risk Considerations/53
Investment Restrictions/65
Purchase of Fund Shares/66
Shareholder Services/76
Redemptions and Repurchases/79
Dividends, Distributions and Taxes/80
Performance Information/81
Additional Information/81
Financial Statements (unaudited) -- March 31, 1998/83



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     DEAN WITTER DISTRIBUTORS INC.
      DISTRIBUTOR

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


The                 The Fund is an open-end, non-diversified management investment company currently consisting of two separate
Fund                Portfolios: The International Portfolio and the Domestic Portfolio. The International Portfolio currently invests in a selection of the following Underlying Funds: Dean Witter European Growth Fund Inc., Dean Witter
                    International SmallCap Fund, Dean Witter Japan Fund, and Dean Witter Pacific Growth Fund Inc. The Domestic
                    Portfolio currently invests in a selection of the following Underlying Funds: Dean Witter American Value Fund,
                    Dean Witter Capital Appreciation Fund, Dean Witter Capital Growth Securities, Dean Witter Convertible Securities
                    Trust, Dean Witter Developing Growth Securities, Dean Witter Dividend Growth Securities Inc., Dean Witter
                    Financial Services Trust, Dean Witter Health Sciences Trust, Dean Witter High Yield Securities Inc., Dean Witter
                    Income Builder Fund, Dean Witter Information Fund, Dean Witter Intermediate Income Securities, Dean Witter
                    Market Leader Trust, Dean Witter Mid-Cap Growth Fund, Dean Witter Natural Resource Development Securities, Inc.,
                    Dean Witter Precious Metals and Minerals Trust, Dean Witter S&P 500 Index Fund, Dean Witter Short-Term Bond
                    Fund, Dean Witter Special Value Fund, Dean Witter U.S. Government Securities Trust, Dean Witter Utilities Fund,
                    Dean Witter Value-Added Market Series/Equity Portfolio, Morgan Stanley Dean Witter Competitive Edge Fund, Morgan
                    Stanley Dean Witter Growth Fund and Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities. The
                    Underlying Funds in which each Portfolio may invest may be changed from time to time and additional or different
                    Underlying Funds may be added or substituted.
------------------------------------------------------------------------------------------------------------------------------------
Shares Offered      Shares of beneficial interest with $0.01 par value (see page 81). Each portfolio of the Fund offers four Classes of shares, each with a different combination of sales charges, ongoing fees and other features (see page 66).
------------------------------------------------------------------------------------------------------------------------------------
Minimum             The minimum initial investment for each Class is $1,000 ($100 if the account is opened through EasyInvest-SM-).
Purchase            Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or
                    $25 million) investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of each Portfolio of the Fund, an investor's existing holdings of Class A shares and shares of funds for which
                    Dean Witter InterCapital serves as investment manager ("Dean Witter Funds") that are sold with a front-end sales charge, and concurrent investments in Class D shares of the Fund and other Dean Witter Funds that are multiple class funds will be aggregated. The minimum subsequent investment is $100 (see page 66).
------------------------------------------------------------------------------------------------------------------------------------
Investment          The investment objective of the International Portfolio is long-term capital appreciation. The investment
Objective           objective of the Domestic Portfolio is to maximize total investment return (see page 12).
------------------------------------------------------------------------------------------------------------------------------------
Investment          Dean Witter InterCapital Inc. ("InterCapital"), the Investment Manager of the Fund, and its wholly-owned
Manager             subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies and other portfolios with assets of approximately $113.6 billion at March 31, 1998 (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Management          The Fund pays no management fee. However, the Fund, through its investments in the Underlying Funds, will pay
Fee                 its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or
                    Sub-Advisors or Advisor of the Underlying Funds (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Distributor and     Dean Witter Distributors Inc. (the "Distributor") is the Fund's Underwriter and Distributor. The Fund has
Distribution Fee    adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act (the "12b-1 Plan") with respect to the distribution fees paid by the Class A, Class B and Class C shares of each Portfolio of the Fund to the Distributor. The entire 12b-1 fee payable by Class A and a portion of the 12b-1 fee payable by each of
                    Class B and Class C equal to 0.25% of the average daily net assets of the Class are currently each characterized as a service fee within the meaning of the National Association of Securities Dealers, Inc. guidelines. The remaining portion of the 12b-1 fee, if any, is characterized as an asset-based sales charge (see pages 66 and
                    75).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    Each Portfolio of the Fund will invest in the Class D or no load shares of the Underlying Funds set forth below and accordingly will not pay any sales load or 12b-1 service or distribution fees in connection with its investments in shares of the Underlying Funds.
Alternative         Four classes of shares are offered:
Purchase
Arrangements        - Class A shares are offered with a front-end sales charge, starting at 5.25% and reduced for larger purchases.
                    Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charge at the time of purchase but a contingent deferred sales charge ("CDSC") of 1.0% may be imposed on redemptions within one year of purchase. The Fund, on behalf of each Portfolio, is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of each Portfolio's Class
                    A shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of 0.25% of average daily net assets of the Class of each respective Portfolio (see pages 66, 69 and 75).
                    - Class B shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC
                    (scaled down from 5.0% to 1.0%) if redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments made during the six years preceding the redemption. A different CDSC schedule applies to investments by certain qualified plans. Class B shares are also subject to a 12b-1 fee assessed at the annual rate of 1.0% of the average daily net assets of Class B of each respective Portfolio. Class B shares convert to Class A shares approximately ten years after the date of the original purchase (see pages 66, 72 and 75).
                    - Class C shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC of
                    1.0% if redeemed within one year after purchase. The Fund, on behalf of each Portfolio, is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of each Portfolio's Class
                    C shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of 1.0% of average daily net assets of the Class of each respective Portfolio (see pages 66, 74 and 75).
                    - Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans) and to certain other limited categories of investors. Class D shares are offered without a front-end sales charge or CDSC and are not subject to any 12b-1 fee (see pages 66, 74 and 75).
------------------------------------------------------------------------------------------------------------------------------------
Dividends and       Dividends from net investment income and distributions from net capital gains, if any, are paid at least once
Capital Gains       per year. Each Portfolio of the Fund may, however, determine to retain all or part of any net long-term capital
Distributions       gains in any year for reinvestment. Dividends and capital gains distributions paid on shares of a Class are automatically reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. Shares acquired by dividend and distribution reinvestment will not be subject to any sales charge or CDSC (see pages 76 and 80).
------------------------------------------------------------------------------------------------------------------------------------
Redemption          Shares are redeemable by the shareholder at net asset value less any applicable CDSC on Class A, Class B or
                    Class C shares. An account may be involuntarily redeemed if the total value of the account is less than $100 or, if the account was opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than
                    $1,000 in the account (see page 79).



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Risk                The net asset value of each Portfolio's shares will fluctuate with changes in the market value of its portfolio
Considerations      securities, and each Portfolio's investment performance will reflect the performance of the Underlying Funds and the investment selections made by the Fund's Investment Manager. Investment in either Portfolio of the Fund involves the same risks as an investment in the Underlying Funds in which each such Portfolio invests. The Fund is a non-diversified management investment company and, as a result, a relatively high percentage of each
                    Portfolio's shares may be invested in a limited number of issuers. Investing in lesser known, smaller and medium sized capitalization companies may involve greater risk of volatility in the Underlying Funds which invest in such companies and consequently in net asset value of each Portfolio than is customarily associated with investing in larger, more established companies. To the extent that the International Portfolio invests in
                    Underlying Funds which concentrate their investments in particular geographical regions or countries (I.E.,
                    Latin America, the Pacific Rim, Japan), the Portfolio will be subject to the risks of adverse social, political or economic events which occur in or affect those regions or countries. These may include the risk of expropriation, nationalization or confiscation of assets or the imposition of restrictions on foreign investment or repatriation of capital invested, political and social uncertainties, high levels of inflation and non-uniform corporate disclosure standards and governmental regulation which may lead to less publicly available and less reliable information than is generally the case for U.S. issuers. Additionally, it should be recognized that certain foreign securities and markets may pose different and greater risks than those customarily associated with domestic securities and their markets such as fluctuations in foreign currency exchange rates
                    (I.E., if a substantial portion of an Underlying Fund's assets is denominated in foreign currencies which decrease in value with respect to the U.S. dollar, the value of the investor's shares and the distributions made on those shares will, likewise, decrease in value), foreign securities exchange controls and foreign tax rates.
                    The prices of interest-bearing securities are, generally, inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Mortgage-backed securities are subject to prepayments or refinancings of the mortgage pools underlying such securities which may have an impact upon the yield and the net asset value of an Underlying Fund's shares. Certain of the mortgage-backed securities in which an Underlying Fund may invest have higher yields than traditional mortgage-backed securities and will have concomitant greater price volatility. Asset-backed securities involve risks resulting mainly from the fact that such securities do not usually contain the complete benefit of a security interest in the related collateral. Certain of the high yield, high risk fixed-income securities in which an Underlying Fund may invest are subject to greater risk of loss of income and principal than the higher rated lower yielding fixed-income securities. Certain of the Underlying Funds in which each Portfolio may invest may enter into repurchase agreements, reverse repurchase agreements and dollar rolls, may purchase securities on a when-issued, delayed delivery or forward commitment basis or on a "when, as and if issued" basis which entail certain risks and may utilize certain investment techniques including options and futures transactions and forward foreign currency exchange transactions which may be considered speculative in nature and may involve greater risks than those customarily assumed by other investment companies which do not utilize such instruments. (See pages 53-65).


--------------------------------------------------------------------------------

  THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
         ELSEWHERE IN THE PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL
                                  INFORMATION.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


    The following table illustrates all expenses and fees that a shareholder of each Portfolio of the Fund will incur. The estimated annualized expenses and fees set forth in the table are based on the fees and estimated other expenses for the fiscal period ending September 30, 1998.


                                                                                   CLASS A    CLASS B    CLASS C    CLASS D
                                                                                  ---------   -------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...   5.25%(1)    None      None        None
Sales Charge Imposed on Dividend Reinvestments..................................   None        None      None        None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds).................................................   None(2)     5.00%(3)  1.00%(4)    None
Redemption Fees.................................................................   None        None      None        None
Exchange Fee....................................................................   None        None      None        None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management Fees.................................................................   None        None      None        None
12b-1 Fees (5) (6)..............................................................   0.25%       1.00%     1.00%       None
Other Expenses*.................................................................   0.30%       0.30%     0.30%       0.30%
Total Fund Operating Expenses* (7)..............................................   0.55%       1.30%     1.30%       0.30%

------------

* THE INVESTMENT MANAGER HAD AGREED TO ASSUME ALL OPERATING EXPENSES (EXCEPT FOR BROKERAGE AND 12b-1 FEES) FOR EACH PORTFOLIO UNTIL SUCH TIME AS THE RESPECTIVE PORTFOLIO HAD $50 MILLION OF NET ASSETS OR UNTIL SIX MONTHS FROM COMMENCEMENT OF THE FUND'S OPERATIONS, WHICHEVER OCCURRED FIRST AND HAS AGREED TO EXTEND SUCH EXPENSE ASSUMPTION THROUGH DECEMBER 31, 1998.

(1) REDUCED FOR PURCHASES OF $25,000 AND OVER (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").
(2) INVESTMENTS THAT ARE NOT SUBJECT TO ANY SALES CHARGE AT THE TIME OF PURCHASE ARE SUBJECT TO A CDSC OF 1.00% THAT WILL BE IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE, EXCEPT FOR CERTAIN SPECIFIC CIRCUMSTANCES (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").
(3) THE CDSC IS SCALED DOWN TO 1.00% DURING THE SIXTH YEAR, REACHING ZERO THEREAFTER.
(4) ONLY APPLICABLE TO REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE (SEE "PURCHASE OF FUND SHARES-- LEVEL LOAD ALTERNATIVE--CLASS C SHARES").
(5) THE 12b-1 FEE IS ACCRUED DAILY AND PAYABLE MONTHLY. THE ENTIRE 12b-1 FEE PAYABLE BY CLASS A AND A PORTION OF THE 12b-1 FEE PAYABLE BY EACH OF CLASS B AND CLASS C OF EACH PORTFOLIO EQUAL TO 0.25% OF THE AVERAGE DAILY NET ASSETS OF THE CLASS ARE CURRENTLY EACH CHARACTERIZED AS A SERVICE FEE WITHIN THE MEANING OF NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD") GUIDELINES AND ARE PAYMENTS MADE FOR PERSONAL SERVICE AND/OR MAINTENANCE OF SHAREHOLDER ACCOUNTS. THE REMAINDER OF THE 12b-1 FEE, IF ANY, IS AN ASSET-BASED SALES CHARGE, AND IS A DISTRIBUTION FEE PAID TO THE DISTRIBUTOR TO COMPENSATE IT FOR THE SERVICES PROVIDED AND THE EXPENSES BORNE BY THE DISTRIBUTOR AND OTHERS IN THE DISTRIBUTION OF EACH PORTFOLIO OF THE FUND'S SHARES (SEE "PURCHASE OF FUND SHARES--PLAN OF DISTRIBUTION").
(6) UPON CONVERSION OF CLASS B SHARES TO CLASS A SHARES, SUCH SHARES WILL BE SUBJECT TO THE LOWER 12b-1 FEE APPLICABLE TO CLASS A SHARES. NO SALES CHARGE IS IMPOSED AT THE TIME OF CONVERSION OF CLASS B SHARES TO CLASS A SHARES. CLASS C SHARES DO NOT HAVE A CONVERSION FEATURE AND, THEREFORE, ARE SUBJECT TO AN ONGOING 1.00% DISTRIBUTION FEE (SEE "PURCHASE OF FUND SHARES--ALTERNATIVE PURCHASE ARRANGEMENTS").

(7) "TOTAL FUND OPERATING EXPENSES," AS SHOWN ABOVE WITH RESPECT TO EACH CLASS, ARE BASED UPON THE SUM OF 12b-1 FEES, AND ESTIMATED "OTHER EXPENSES" AND DO NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

EXAMPLE                                                                                                   1 Year       3 Years
------------------------------------------------------------------------------------------------------  -----------  -----------
You would pay the following expenses on a $1,000 investment in each of the Portfolios assuming (1) a
 5% annual return and (2) redemption at the end of each time period:
    Class A...........................................................................................   $      58    $      69
    Class B...........................................................................................   $      63    $      71
    Class C...........................................................................................   $      23    $      41
    Class D...........................................................................................   $       3    $      10

You would pay the following expenses on the same $1,000 investment in each of the Portfolios assuming no redemption at the end of the period:
    Class A...........................................................................................   $      58    $      69
    Class B...........................................................................................   $      13    $      41
    Class C...........................................................................................   $      13    $      41
    Class D...........................................................................................   $       3    $      10

EXPENSE RATIOS OF THE UNDERLYING FUNDS

    The Portfolios will invest only in the Class D or no load shares of the Underlying Funds and, accordingly, will not pay any sales load or 12b-1 service or distribution fees in connection with their investments in shares of the Underlying Funds. The Portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the Underlying Funds that are applicable to Class D shareholders. The investment returns of the respective Portfolios, therefore, will be net of the expenses of the Underlying Funds in which they are invested.

The following charts shows the expense ratios applicable to the Class D shareholders of each Underlying Fund held by a Portfolio, based on operating expenses for its most recent fiscal year or, in the case of a fund which recently commenced operations*, the projected annualized expenses:


INTERNATIONAL PORTFOLIO--                                                                            OTHER          TOTAL
EXPENSE RATIOS OF UNDERLYING FUNDS                            MANAGEMENT FEES     12b-1 FEE        EXPENSES       EXPENSES
------------------------------------------------------------  ---------------  ----------------  -------------  -------------
Dean Witter European Growth Fund Inc........................         0.97%               0%            0.23%          1.20%
Dean Witter Pacific Growth Fund Inc.........................         0.99%               0%            0.45%          1.44%
Dean Witter International SmallCap Fund.....................         1.25%               0%            0.64%          1.89%
Dean Witter Japan Fund......................................         1.00%               0%            0.43%          1.43%


DOMESTIC PORTFOLIO--                                                                                 OTHER          TOTAL
EXPENSE RATIOS OF UNDERLYING FUNDS                            MANAGEMENT FEES     12b-1 FEE        EXPENSES       EXPENSES
------------------------------------------------------------  ---------------  ----------------  -------------  -------------
Dean Witter American Value Fund.............................         0.50%               0%            0.13%          0.63%
Dean Witter Capital Appreciation Fund.......................         0.75%               0%            0.25%          1.00%
Dean Witter Capital Growth Securities.......................         0.65%               0%            0.19%          0.84%
Dean Witter Convertible Securities Trust....................         0.60%               0%            0.24%          0.84%
Dean Witter Developing Growth Securities....................         0.49%               0%            0.19%          0.68%
Dean Witter Dividend Growth Securities Inc..................         0.37%               0%            0.08%          0.45%
Dean Witter Financial Services Trust........................         0.75%               0%            0.29%          1.04%
Dean Witter Health Sciences Trust...........................         1.00%               0%            0.25%          1.25%
Dean Witter High Yield Securities Inc.......................         0.50%               0%            0.18%          0.68%
Dean Witter Income Builder Fund.............................         0.75%               0%            0.19%          0.94%
Dean Witter Information Fund................................         0.75%               0%            0.26%          1.01%
Dean Witter Intermediate Income Securities..................         0.60%               0%            0.20%          0.80%
Dean Witter Market Leader Trust.............................         0.75%               0%            0.51%          1.26%
Dean Witter Mid-Cap Growth Fund.............................         0.75%               0%            0.24%          0.99%
Dean Witter Natural Resource Development Securities Inc.....         0.61%               0%            0.20%          0.81%
Dean Witter Precious Metals and Minerals Trust..............         0.80%               0%            0.56%          1.36%
Dean Witter S&P 500 Index Fund*.............................         0.23%               0%            0.27%          0.50%
Dean Witter Short-Term Bond Fund............................         0.23%               0%            0.25%          0.48%
Dean Witter Special Value Fund..............................         0.75%               0%            0.26%          1.01%
Dean Witter U.S. Government Securities Trust................         0.43%               0%            0.08%          0.51%
Dean Witter Utilities Fund..................................         0.55%               0%            0.12%          0.67%
Dean Witter Value-Added Market Series/Equity Portfolio......         0.47%               0%            0.14%          0.61%
Morgan Stanley Dean Witter Competitive
 Edge Fund*.................................................         0.65%               0%            0.32%          0.97%
Morgan Stanley Dean Witter Growth Fund......................         0.80%               0%            0.14%          0.94%
Morgan Stanley Dean Witter Mid-Cap Dividend Growth
 Securities*................................................         0.75%               0%            0.30%          1.05%


    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF EACH CLASS MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Fund and its Management," "Purchase of Fund Shares--Plan of Distribution" and "Redemptions and Repurchases."

    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------


    The following ratios and per share data for a share of beneficial interest outstanding throughout the period have been taken from the records of each Portfolio without examination by the independent accountants. The financial highlights should be read in conjunction with the unaudited financial statements and the notes thereto which are contained in this Prospectus commencing on page 83.



                                            FOR THE PERIOD NOVEMBER 25, 1997* THROUGH MARCH 31, 1998**
                  ---------------------------------------------------------------------------------------------------------------
                                      INTERNATIONAL                                               DOMESTIC
                  -----------------------------------------------------     -----------------------------------------------------
                   CLASS A        CLASS B       CLASS C       CLASS D        CLASS A       CLASS B       CLASS C        CLASS D
                    SHARES        SHARES        SHARES         SHARES        SHARES        SHARES         SHARES         SHARES
                  ----------     ---------     ---------     ----------     ---------     ---------     ----------     ----------
PER SHARE
 OPERATING
 PERFORMANCE:
  Net asset
   value,
   beginning of
   period........ $    10.00     $   10.00     $   10.00     $    10.00     $   10.00     $   10.00     $    10.00     $    10.00
                  ----------     ---------     ---------     ----------     ---------     ---------     ----------     ----------
  Net investment
   income........       0.04          0.06          0.07           0.10          0.09          0.09           0.07           0.10
  Net realized
   and unrealized
   gain..........       0.60          0.56          0.55           0.54          1.02          1.00           1.02           1.02
                  ----------     ---------     ---------     ----------     ---------     ---------     ----------     ----------
  Total from
   investment
   operations....       0.64          0.62          0.62           0.64          1.11          1.09           1.09           1.12
                  ----------     ---------     ---------     ----------     ---------     ---------     ----------     ----------
  Less dividends
   from net
   investment
   income........      (0.09)        (0.09)        (0.09)         (0.09)        (0.05)        (0.05)         (0.05)         (0.05)
                  ----------     ---------     ---------     ----------     ---------     ---------     ----------     ----------
  Net asset
   value, end of
   period........ $    10.55     $   10.53     $   10.53     $    10.55     $   11.06     $   11.04     $    11.04     $    11.07
                  ----------     ---------     ---------     ----------     ---------     ---------     ----------     ----------
                  ----------     ---------     ---------     ----------     ---------     ---------     ----------     ----------
TOTAL INVESTMENT
 RETURN+(1)......      7.08%         6.88%         6.88%          7.08%        11.23%        11.13%         11.03%         11.34%
RATIOS TO AVERAGE
 NET ASSETS(2):
  Expenses(5)....      0.21%(3)      0.79%(3)      0.76%(3)       0.00%(3)      0.19%(4)      0.78%(4)       0.77%(4)       0.00%(4)
  Net investment
   income........      1.30%(3)      1.72%(3)      1.95%(3)       3.02%(3)      2.58%(4)      1.90%(4)       1.98%(4)       2.83%(4)
SUPPLEMENTAL
 DATA:
  Net assets, end
   of period, in
   thousands.....       $591        $3,033           $94            $13        $1,641       $26,131         $1,750            $14
  Portfolio
   turnover
   rate(1).......        22%           22%           22%            22%           74%           74%            74%            74%


---------------

 * COMMENCEMENT OF OPERATIONS.


 ** THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.


 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
   ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.


(1) NOT ANNUALIZED.


(2) ANNUALIZED.


(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 8.12% AND (6.61)%, RESPECTIVELY, FOR CLASS A SHARES, 8.88% AND (6.37)%, RESPECTIVELY, FOR CLASS B SHARES, 8.88% AND (6.18)%, RESPECTIVELY, FOR CLASS C SHARES AND 7.88% AND (4.87)%, RESPECTIVELY, FOR CLASS D SHARES.


(4) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.30% AND 1.46%, RESPECTIVELY, FOR CLASS A SHARES, 2.05% AND 0.62%, RESPECTIVELY, FOR CLASS B SHARES, 2.05% AND 0.69%, RESPECTIVELY, FOR CLASS C SHARES AND 1.05% AND 1.78%, RESPECTIVELY, FOR CLASS D SHARES.


(5) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

    Dean Witter Fund of Funds (the "Fund") is an open-end, non-diversified management investment company. The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of the Commonwealth of Massachusetts on July 3, 1997.


    Dean Witter InterCapital Inc. ("InterCapital or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager, which was incorporated in July, 1992, is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services.



    InterCapital and its wholly-owned subsidiary, Dean Witter Services Company Inc., serve in various investment management, advisory, management and administrative capacities to 101 investment companies, 28 of which are listed on the New York Stock Exchange, with combined assets of approximately $109.5 billion as of March 31, 1998. The Investment Manager also manages and advises portfolios of pension plans, other institutions and individuals which aggregated approximately $4.1 billion at such date.


    The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, which includes the allocation of each Portfolio's assets among the Underlying Funds. InterCapital has retained Dean Witter Services Company Inc. to perform the aforementioned administrative services for the Fund. The Fund's Board of Trustees reviews the various services provided by or under the direction of the Investment Manager to ensure that each Portfolio's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.


    The Investment Manager does not receive a management fee from either Portfolio of the Fund for providing the aforementioned investment management services. However, each Portfolio, through its investments in the Class D or no load shares of the Underlying Funds, will pay its pro rata share of the management fees and certain other expenses of the Underlying Funds. The Fund's direct expenses are expected to include certain legal and auditing fees, transfer agency fees, custodian fees, compensation to the Independent Trustees and printing and out-of-pocket expenses relating to the Fund's operations which expenses will be allocated to each Portfolio on the basis of asset size of each Portfolio. The Investment Manager had agreed to assume all operating expenses (except for brokerage and 12b-1 fees) for each Portfolio until such time as the respective Portfolio had $50 million of net assets or until six months from commencement of the Fund's operations, whichever occurred first, and has agreed to extend such expense assumption through December 31, 1998.



    In addition to serving as the Fund's Investment Manager, InterCapital also serves as Investment Manager to the following Underlying Funds in which the Fund may invest: Dean Witter American Value Fund, Dean Witter Capital Appreciation Fund, Dean Witter Capital Growth Securities, Dean Witter Convertible Securities Trust, Dean Witter Developing Growth Securities, Dean Witter Dividend Growth Securities Inc., Dean Witter European Growth Fund Inc., Dean Witter Financial Services Trust, Dean Witter Health Sciences Trust, Dean Witter High Yield Securities Inc., Dean Witter Income Builder Fund, Dean Witter Information Fund, Dean Witter Intermediate Income Securities, Dean Witter International SmallCap Fund, Dean Witter Japan Fund, Dean Witter Market Leader Trust, Dean Witter Mid-Cap Growth Fund, Dean Witter Natural Resource Development Securities Inc., Dean Witter Pacific Growth Fund Inc., Dean Witter Precious Metals and Minerals Trust, Dean Witter S&P 500 Index Fund, Dean Witter Short-Term Bond Fund, Dean Witter Special

Value Fund--contingent upon a "re-opening", Dean Witter U.S. Government Securities Trust, Dean Witter Utilities Fund and Dean Witter Value-Added Market Series/Equity Portfolio, Morgan Stanley Dean Witter Competitive Edge Fund and Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities. Under a Sub-Advisory Agreement between Morgan Stanley Asset Management Inc. ("MSAM") and the Investment Manager, MSAM provides investment advice and portfolio management to Dean Witter International SmallCap Fund and Morgan Stanley Dean Witter Growth Fund, subject to the overall supervision of the Investment Manager. Under Sub-Advisory Agreements between Morgan Grenfell Investment Services Limited ("Morgan Grenfell") and the Investment Manager, Morgan Grenfell provides investment advice and portfolio management to Dean Witter European Growth Fund, Dean Witter Japan Fund, and Dean Witter Pacific Growth Fund subject to the overall supervision of the Investment Manager.



    MSAM, whose address is 1221 Avenue of the Americas, New York, New York, together with its institutional investment management affiliates manages, as of January 31, 1998, assets of approximately $148.7 billion primarily for U.S. corporate and public employee benefit plans, investment companies, endowments, foundations and wealthy individuals. MSAM, like InterCapital, is a wholly-owned subsidiary of MSDW.



    Morgan Grenfell, whose address is 20 Finsbury Circus, London, England, manages, as of December 31, 1997, assets of approximately $18 billion for U.S. corporate and public employee benefit plans, investment companies, endowments and foundations. Morgan Grenfell is an indirect subsidiary of Deutsche Bank AG, the largest commercial bank in Germany.


    Set forth below is the compensation received by the Investment Manager, and Morgan Grenfell for their management, investment advisory services or sub-advisory services to the aforementioned Underlying Funds set forth below. As full compensation for the services and facilities furnished to the fund and for expenses of the fund assumed by the Investment Manager, the fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates:


    DEAN WITTER AMERICAN VALUE FUND. 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to such assets exceeding $250 million but not exceeding $2.25 billion and scaled down at various asset levels to 0.425% on such assets exceeding $4.5 billion.


    DEAN WITTER CAPITAL APPRECIATION FUND. 0.75% to the Fund's average daily net assets not exceeding $500 million; and 0.725% to such assets exceeding $500 million.

    DEAN WITTER CAPITAL GROWTH SECURITIES. 0.65% to the Fund's average daily net assets not exceeding $500 million scaled down at various asset levels to 0.475% on such assets exceeding $1.5 billion.

    DEAN WITTER CONVERTIBLE SECURITIES TRUST. 0.60% to the portion of the Fund's average daily net assets not exceeding $750 million, scaled down at various asset levels to 0.425% on such assets exceeding $3 billion.

    DEAN WITTER DEVELOPING GROWTH SECURITIES. 0.50% to the Fund's average daily net assets not exceeding $500 million and 0.475% to such assets exceeding $500 million.

    DEAN WITTER DIVIDEND GROWTH SECURITIES INC. 0.625% to the Fund's average daily net assets up to $250 million, scaled down at various asset levels to 0.30% on such assets over $10 billion and 0.275% on such assets over $15 billion.

    DEAN WITTER EUROPEAN GROWTH FUND INC. 1.0% to the portion of the daily net assets not exceeding $500 million and scaled down at various asset levels to 0.90% to such assets exceeding $2 billion. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays to Morgan Grenfell 40% of its monthly compensation.

    DEAN WITTER FINANCIAL SERVICES TRUST. 0.75% to the Fund's average daily net assets.

    DEAN WITTER HEALTH SCIENCES TRUST. 1.0% to the Fund's average daily net assets up to $500 million and 0.95% to such assets exceeding $500 million.

    DEAN WITTER HIGH YIELD SECURITIES INC. 0.50% to the Fund's average daily net assets up to $500 million scaled down at various asset levels to 0.30% on such assets exceeding $3 billion.


    DEAN WITTER INCOME BUILDER FUND. 0.75% to the Fund's average daily net assets up to $500 million and 0.725% to such assets exceeding $500 million.


    DEAN WITTER INFORMATION FUND. 0.75% to the Fund's average daily net assets up to $500 million and 0.725% to such assets exceeding $500 million.

    DEAN WITTER INTERMEDIATE INCOME SECURITIES. 0.60% to the Fund's average daily net assets up to $500 million scaled down at various asset levels to 0.30% on assets exceeding $1 billion.


    DEAN WITTER INTERNATIONAL SMALLCAP FUND. 1.15% to the Fund's average daily net assets. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays to MSAM 40% of its monthly compensation.


    DEAN WITTER JAPAN FUND. 1.0% to the Fund's average daily net assets. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays 40% of its monthly compensation to Morgan Grenfell.

    DEAN WITTER MARKET LEADER TRUST. 0.75% to the Fund's average daily net assets.

    DEAN WITTER MID-CAP GROWTH FUND. 0.75% to the Fund's average daily net assets.

    DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. 0.625% to the Fund's daily net assets not exceeding $250 million and 0.50% to such assets exceeding $250 million.

    DEAN WITTER PACIFIC GROWTH FUND INC. 1.0% to the portion of the Fund's average daily net assets not exceeding $500 million and scaled down at various asset levels to 0.90% of the portion to such assets exceeding $2 billion. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays to Morgan Grenfell 40% of its monthly compensation.

    DEAN WITTER PRECIOUS METALS AND MINERALS TRUST. 0.80% to the Fund's average daily net assets.

    DEAN WITTER S&P 500 INDEX FUND. 0.40% to the Fund's average daily net assets.

    DEAN WITTER SHORT-TERM BOND FUND. 0.70% to the Fund's average daily net assets.

    DEAN WITTER SPECIAL VALUE FUND. 0.75% to the Fund's average daily net assets.

    DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST. 0.50% to the portion of the Fund's average daily net assets up to $1 billion, scaled down at various asset levels to 0.30% to such assets over $12.5 billion.

    DEAN WITTER UTILITIES FUND. 0.65% to the portion of the Fund's average daily net assets up to $500 million, scaled down at various asset levels to 0.425% to such assets exceeding $5 billion.


    DEAN WITTER VALUE-ADDED MARKET SERIES--EQUITY PORTFOLIO. 0.50% to the Fund's average daily net assets up to $500 million, scaled down at various asset levels to 0.40% on such assets exceeding $2 billion.



    MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND. 0.65% to each portfolio of Fund's average daily net assets up to $1.5 billion and 0.625% to such assets exceeding $1.5 billion.



    MORGAN STANLEY DEAN WITTER GROWTH FUND. 0.80% to the Fund's average daily net assets up to $750 million, scaled down at various asset levels to 0.70% on assets over $1.5 billion. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays to MSAM 40% of its monthly compensation.



    MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES. 0.75% to the Fund's average daily net assets.

INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------

    The Fund currently consists of two Portfolios: the International Portfolio and the Domestic Portfolio. The investment objective of the International Portfolio is long-term capital appreciation; the investment objective of the Domestic Portfolio is to maximize total investment return. The investment objective of the International Portfolio and the investment objective of the Domestic Portfolio are fundamental policies and may not be changed without shareholder approval of each respective Portfolio. There is no assurance that the objective of each Portfolio will be achieved.

    The International Portfolio seeks to achieve its investment objective by currently investing, under normal circumstances, at least 65% of its total assets in the following Dean Witter Underlying Funds: Dean Witter European Growth Fund Inc., Dean Witter International SmallCap Fund, Dean Witter Japan Fund and Dean Witter Pacific Growth Fund Inc. These Underlying Funds have been selected in order to give the International Portfolio, as well as investors, the opportunity for broad international exposure. The Investment Manager will allocate that Portfolio's assets among the selected Underlying Funds in accordance with the Portfolio's investment objective, the Investment Manager's outlook for the various economies and financial markets worldwide and the relative market valuation of the selected Underlying Funds.


    The Domestic Portfolio seeks to achieve its investment objective by currently investing, under normal circumstances, at least 65% of its total assets in the following Dean Witter Underlying Funds: Dean Witter American Value Fund, Dean Witter Capital Appreciation Fund, Dean Witter Capital Growth Securities, Dean Witter Convertible Securities Trust, Dean Witter Developing Growth Securities, Dean Witter Dividend Growth Securities Inc., Dean Witter Financial Services Trust, Dean Witter Health Sciences Trust, Dean Witter High Yield Securities Inc., Dean Witter Information Fund, Dean Witter Intermediate Income Securities, Dean Witter Market Leader Trust, Dean Witter Mid-Cap Growth Fund, Dean Witter Natural Resource Development Securities Inc., Dean Witter Precious Metals and Minerals Trust, Dean Witter S&P 500 Index Fund, Dean Witter Short-Term Bond Fund, Dean Witter Special Value Fund (contingent upon a "re-opening"), Dean Witter U.S. Government Securities Trust, Dean Witter Utilities Fund, Dean Witter Value-Added Market Series/Equity Portfolio, Morgan Stanley Dean Witter Competitive Edge Fund, Morgan Stanley Dean Witter Growth Fund and Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities. These Underlying Funds have been selected in order to give the Domestic Portfolio, as well as investors, the opportunity for broad exposure to the U.S. equity and fixed-income markets. The Investment Manager will allocate the Portfolio's assets among the selected Underlying Funds in accordance with the Portfolio's investment objective, the Investment Manager's outlook for the U.S. economy and financial markets and the relative market valuation of the selected Underlying Funds. Under normal circumstances, the Domestic Portfolio expects to invest between 50%-100% of its assets in Underlying Funds which invest primarily in equity securities and between 0%-50% of its assets in Underlying Funds which invest primarily in fixed-income securities.


    The Investment Manager may vary the relative portions of each Portfolio's assets invested in the Underlying Funds in response to changes in economic conditions and international and/or domestic markets and therefore the percentages of each Portfolio's assets invested in any one Underlying Fund as well as the number of the Underlying Funds in which each Portfolio may invest may vary at any time. There are no minimum or maximum percentages in which each Portfolio may invest in any Underlying Fund. Additionally, the Underlying Funds in which each Portfolio may invest may be changed from time to time and additional or different Underlying Funds may be added or substituted if such Underlying Funds are deemed appropriate for investment by each respective Portfolio.

    Each Portfolio may invest up to 35% of its total assets in money market instruments or cash. The money market instruments in which the Fund may invest are securities issued or guaranteed by the U.S. Government (Treasury bills, notes and bonds (including zero coupon securities)) American bank obligations; Eurodollar certificates of deposit; obligations of American savings institutions; fully insured certificates of deposit; and commercial paper of American issuers rated within the two highest grades by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

    There may be periods during which market conditions warrant reduction of some or all of the Fund's securities holdings. During such periods, the Fund may adopt a temporary "defensive" posture in which up to 100% of each Portfolio's net assets are invested in cash or money market instruments.

    Each Portfolio may also enter into repurchase agreements, which may be viewed as a type of secured lending by a Portfolio, and which typically involve the acquisition by the Portfolio of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. While repurchase agreements involve certain risks not associated with direct investments in debt securities, including the risks of default or bankruptcy of the selling financial institution, each Portfolio follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and maintaining adequate collateralization. It is the current policy of each Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment amounts to more than 15% of each Portfolio's net assets in keeping with each Portfolio's policy on illiquid securities.

    The Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the "Act"), and as such is not limited by the Act in the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. See "Dividends, Distributions and Taxes." Any investment in the Underlying Funds will be qualifying assets. To the extent that a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company. The limitations described in this paragraph are not fundamental policies and may be revised to the extent applicable Federal income tax requirements are revised.

    Except as specifically noted, all investment objectives, policies and practices discussed above are not fundamental policies of either Portfolio of the Fund and, as such, may be changed without shareholder approval.

INVESTMENT OBJECTIVES AND POLICIES OF THE UNDERLYING FUNDS

    Set forth below are brief descriptions of the Investment Objectives and Policies of the Underlying Funds in which the Portfolios of the Fund may invest. Shareholders, or those who wish to invest in the Underlying Fund directly, are referred to the Prospectuses of those funds for more detailed information.

    DEAN WITTER AMERICAN VALUE FUND. The investment objective of this fund is long-term capital growth consistent with an effort to reduce volatility. The fund seeks to achieve its investment objective by investing in a diversified portfolio of securities consisting principally of common stocks. The fund utilizes an investment process that places primary emphasis on seeking to identify industries, rather than individual companies, as prospects for capital appreciation and whereby the Investment Manager seeks to invest assets of the fund in industries it considers to be undervalued at the time of purchase and to sell those it considers overvalued.

    After selection of the fund's target industries, specific company investments are selected. In this process, the Investment Manager seeks to identify companies whose prospects are deemed attractive on the basis of an evaluation of valuation screens and prospective company fundamentals.

    Following selection of the fund's specific investments, the Investment Manager will attempt to allocate the assets of the fund so as to reduce the volatility of its portfolio. In doing so, the fund may hold a portion of its portfolio in fixed-income securities (including zero coupon securities) in an effort to moderate extremes of price fluctuations. The fund may invest up to 35% of its portfolio in common stocks of non-U.S. companies, in companies in non-classified industries, and in convertible debt securities, convertible preferred securities, U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities) and investment grade corporate debt securities when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on common stocks, or when such holdings might be expected to reduce the volatility of the portfolio, and in money market instruments under any one or more of the following circumstances: (i) pending investment of proceeds of sale of fund shares or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or (iii) to maintain liquidity for the purpose of meeting anticipated redemptions. Greater than 35% of the fund's total assets may be invested in money market instruments to maintain, temporarily, a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of economic or market conditions.

    Because prices of stocks fluctuate from day to day, the value of an investment in the fund will vary based upon the fund's investment performance. The fund's emphasis on "undervalued" industries reflects investment views which are frequently contrary to general market assessments and which may involve risks associated with departure from general investment opinions.

    The fund has adopted the following specific policies which are not fundamental investment policies and may be changed by the Board of Trustees.

   1. At least 65% of the fund's total assets will be invested in common stocks of U.S. companies which, at the time of purchase, were in undervalued or moderately valued industries as determined by the Investment Manager, except as stated in Paragraph (3) below.

   2. Up to 35% of the value of the fund's total assets may be invested in: (a) common stocks of non-U.S. companies, or companies in non-classified industries, including American Depository Receipts (which are custody receipts with respect to foreign securities) (the fund's investments in unlisted foreign securities are deemed to be illiquid securities, which under the fund's current investment policies may not in the aggregate amount to more than 15% of the fund's net assets); (b) convertible debt securities (bonds, debentures, corporate notes, preferred stock and other securities) which are convertible into common stock;
(c) U.S. Government securities and investment grade corporate debt securities, when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on equity securities, or when such holdings might be expected to reduce the volatility of the portfolio; and (d) money market instruments under any one or more of the following circumstances: (i) pending investment of proceeds of sale of shares of the fund or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or (iii) to maintain liquidity for the purpose of meeting anticipated redemptions.

   3. Notwithstanding any of the foregoing limitations, the fund may invest more than 35% of the fund's total assets in money market instruments to maintain, temporarily, a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of economic or market conditions, including, for example, times during which the Investment Manager believes the risk, or volatility, relative to expected returns of the securities it monitors, is excessive.

    The foregoing limitations apply at the time of acquisition based on the last determined market value of the fund's assets, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total assets will not require elimination of any security from the portfolio.

    DEAN WITTER CAPITAL APPRECIATION FUND. The investment objective of this fund is long-term capital appreciation. The fund seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in the common stocks of U.S. companies that, in the opinion of the Investment Manager, offer the potential for either superior earnings growth and/or appear to be undervalued.

    The Investment Manager will base the selection of stocks for the fund's portfolio on research and analysis, taking into account, among other factors, a company's price/earnings ratio (that is whether the current stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share; or the price-to-earnings ratio is attractive relative to the company's underlying earnings growth rate), growth in sales, market-to-book ratio, the quality of a company's balance sheet, sales-per-share and profitability in order to determine whether the current market valuation is less than the Investment Manager's view of a company's intrinsic value. Also, when reviewing investments for selection, the Investment Manager will consider the following characteristics of a company: capable management; attractive business niches; pricing flexibility; sound financial and accounting practices and a demonstrated ability or prospects to consistently grow revenues, earnings and cash flow. Stocks may also be selected on the basis of whether the Investment Manager believes that the potential exists for some catalyst (such as increased investor attention, asset sales, a new product/innovation, or a change in management) to cause the stock's price to rise. Such factors are part of the Investment Manager's overall investment selection process.

    The Investment Manager has no general criteria as to asset size, earnings or industry type which would make an investment unsuitable for purchase by the fund. In addition, since the Investment Manager is seeking investments in companies whose securities may appear to be undervalued, there is no limitation on the stock price of any particular investment. However, as a result of the selection process, which focuses on fundamentals in relation to prices, such review of investments will include companies with low-priced stocks. In this category are large companies with low-priced stocks (so called "fallen angels") which, in the opinion of the Investment Manager, may appear to be undervalued because they are overlooked by many investors; may not be closely followed through investment research and/or their prices may reflect pessimism about the companies' (and/or their industries') outlook. Such companies, by virtue of their stock price, may be takeover candidates. Low-priced stocks are also associated with smaller companies whose securities' value may reflect a discount because of smaller size and lack of research coverage, emerging growth companies and private companies undergoing their initial public offering. The fund will invest in companies of all sizes. For a discussion of the risks of investing in the securities of such companies, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    Consequently, the fund looks for quality businesses with an investment outlook based upon a mix of growth potential, financial strength and fundamental value. The focus on price and fundamentals sets the fund apart from pure "growth" or pure "value" funds. The fund's holdings will be widely diversified by industry and company and under most circumstances, at the time of initial purchase, the average position will be less than 1.5% of the fund's net assets.

    In addition to U.S. common stock, up to 35% of the fund's total assets may be invested in debt or preferred equity securities convertible into or exchangeable for equity securities, rights and warrants, when considered by the Investment Manager to be consistent with the fund's investment objective. (For a discussion of the risks of investing in each of these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.)

    The fund may also invest in other debt securities without regard to quality or rating, if in the opinion of the Investment Manager such securities meet the investment criteria of the fund. The fund will not purchase a non-investment grade debt security (or junk bond) if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

    The fund may invest up to 10% of its assets in foreign securities, including non-dollar denominated securities traded outside of the U.S. and U.S. dollar-denominated securities such as American Depository Receipts ("ADRs"). (For a discussion of the risks of investing in foreign securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.)

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant a reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which greater than 35% of its total assets is invested in money market instruments or cash, including obligations issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of $1 billion or more, and short-term commercial paper of corporations organized under the laws of any state or political subdivision of the United States.

    The securities in which the fund invests may or may not be listed on a national stock exchange, but if they are not so listed, will generally have an established over-the-counter market.

    DEAN WITTER CAPITAL GROWTH SECURITIES. The investment objective of this fund is long-term capital growth. The fund seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in common stocks. As part of its management of the fund, the Investment Manager utilizes a two-stage computerized screening process. The first stage of the process involves the screening of a database of approximately 3,000 companies for those companies demonstrating a history of consistent growth in earnings and revenues for the past several years. If further refinement of the list of companies obtained from the first screen is required, those companies are then applied against two additional screens designed to measure current earnings momentum and current price valuations, respectively, in order to further refine the list of companies for potential investment by the fund, which investment may be on an equally-weighted basis. (Current earnings momentum refers to the rate of change in earnings growth over the prior four quarters and current price valuations refers to the current price of a company's stock in relation to a theoretical value based upon current dividends, projected growth rates and the rate of inflation.) Subject to the fund's investment objective, the Investment Manager, without notice, may modify the foregoing screening process and/or may utilize additional or different screening processes in connection with the investment of the fund's assets. Dividend income will not be a consideration in the selection of stocks for purchase.

    Although the fund invests primarily in common stocks, the fund may invest up to 35% of its total assets (taken at current value and subject to any restrictions appearing elsewhere in the fund's Prospectus), in any combination of the following: (a) U.S. Government securities (securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities) and investment grade fixed-income securities; (b) convertible securities; (c) money market instruments; (d) options on equity and debt securities; and (e) futures contracts and related options thereon, as described below. The fund may also purchase unit offerings (where corporate debt securities are offered as a unit with convertible securities, preferred or common stocks, warrants, or any combination thereof). U.S. Government securities in which the fund may invest include zero coupon securities. Convertible securities in which the fund may invest include bonds, debentures, corporate notes, preferred stock and other securities. The fund may also purchase securities on a when-issued or delayed delivery basis, may purchase or sell securities on a forward commitment basis, and may purchase securities on a "when, as and if issued" basis.

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments. Money market instruments in which the fund may invest are securities issued or guaranteed by the U.S. Government (Treasury bills, notes and bonds, including zero coupon securities); bank obligations; Eurodollar certificates of deposit; obligations of savings institutions; fully insured certificates of deposit; and commercial paper rated within the two highest grades by Moody's or S&P or, if not rated, are issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

    The fund may invest in securities of foreign companies. However, the fund will not invest more than 25% of the value of its total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depository Receipts, on which there is no such limit). The fund's investments in unlisted foreign securities are subject to the overall restrictions applicable to its investments in illiquid securities. For a discussion of the risks of investing in foreign securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER CONVERTIBLE SECURITIES TRUST. The investment objective of this fund is to seek a high level of total return on its assets through a combination of current income and capital appreciation.

    (1) The fund will normally invest at least 65% of its total assets (taken at current value) in "convertible securities," I.E., securities (bonds, debentures, corporate notes, preferred stocks and other securities) which are convertible into common stock. Securities received upon conversion may be retained in the fund's portfolio to permit orderly disposition or to establish long-term holding periods for federal income tax purposes. The fund is not required to sell these securities for the purpose of assuring that 65% of its assets are invested in convertible securities.

    (2) The fund may invest up to 35% of its total assets (taken at current value and subject to any restrictions appearing elsewhere in its Prospectus) in any combination and quantity of the following securities: (a) common stock; (b) nonconvertible preferred stock; (c) nonconvertible corporate debt securities;
(d) options on debt and equity securities; (e) financial futures contracts and related options thereon; and (f) money market instruments.

    (3) Notwithstanding paragraphs (1) and (2) above, when market conditions dictate a "defensive" investment strategy, the fund may invest without limit in money market instruments, including commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic banks or domestic branches of foreign banks, or foreign branches of domestic banks, in each case having total assets of at least $500 million, and obligations issued or guaranteed by the United States Government, or foreign governments or their respective instrumentalities or agencies.

    The fund may invest in fixed-income securities rated Baa or lower by Moody's, or BBB or lower by S&P. Fixed-income securities rated Baa by Moody's or BBB by S&P have speculative characteristics greater than those of more highly rated bonds, while fixed-income securities rated Ba or BB or lower by Moody's and S&P, respectively, are considered to be speculative investments. Furthermore, the fund does not have any minimum quality rating standard for its investments. As such, the fund may invest in securities rated as low as Caa, Ca or C by Moody's or CCC, CC, C or C1 by S&P. Fixed-income securities rated Caa or Ca by Moody's may already be in default on payment of interest or principal, while bonds rated C by Moody's, their lowest bond rating, can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C1 by S&P, their lowest bond rating, are no longer making interest payments. Non-rated securities are also considered for investment by the fund when the Investment Manager believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, makes them appropriate investments for the fund. A general description of Moody's and S&P's ratings is set forth in the Appendix to the Statement of Additional Information.

    The fund may invest in securities of foreign companies, may purchase private placements, real estate investment trusts, repurchase agreements, zero coupon securities, may purchase securities on a when-issued delayed delivery or forward commitment basis and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.


    DEAN WITTER DEVELOPING GROWTH SECURITIES. The investment objective of this fund is long-term capital growth. The fund seeks to achieve capital growth which significantly exceeds the historical total return of common stocks as measured by the Standard & Poor's 500 index. The primary emphasis is on the securities of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential to grow much more rapidly than the economy; at times, investments may also be made in the securities of larger, established companies which also have such growth potential. The fund will normally invest at least 65% of its total assets in the securities of such companies. In addition to common stock, this portion of the portfolio may also include convertible securities, preferred stocks and warrants.


    The Investment Manager attempts to identify companies whose earnings growth will be significantly higher than the average. Dividend income is not generally a consideration in the selection of stocks for purchase.

    The Investment Manager focuses its stock selection for the fund upon a diversified group of emerging growth companies which have moved beyond the difficult and extremely risky "start-up" phase and which at the time of selection show positive earnings with the prospects of achieving significant further profit gains in at least the next two-to-three years after acquisition. New technologies, techniques, products or services, cost-reducing measures, changes in management, capitalization or asset deployment, changes in government regulations or favorable shifts in other external circumstances may all contribute to the anticipated phase of growth.

    The application of the fund's investment policies is basically dependent upon the judgment of the Investment Manager. The proportions of the fund's assets invested in particular industries will shift from time to time in accordance with the judgment of the Investment Manager.

    The fund may invest up to 35% of its total assets in corporate debt securities which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P or which, if not rated, are deemed to be of comparable quality by the Investment Manager, and money market instruments. There may be periods during which, in the opinion of the Investment Manager, general market conditions warrant reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments, including obligations issued or guaranteed as to principal or interest by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of $1 billion or more, and short-term commercial paper of corporations organized under the laws of any state or political subdivision of the United States.

    The securities in which the fund invests may or may not be listed on a national stock exchange, but if they are not so listed, will generally have an established over-the-counter market.

    The fund may invest in foreign securities, real estate investment trusts and private placements, enter into repurchase agreements, borrow money for the purpose of leveraging its investments, purchase securities on a when-issued or delayed delivery basis, purchase or sell securities on a forward commitment basis, purchase securities on a "when, as and if issued" basis, and lend its portfolio securities, as discussed under "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER DIVIDEND GROWTH SECURITIES INC. The investment objective of the fund is to provide reasonable current income and long-term growth of income and capital. The fund seeks to achieve its investment objective primarily through investments in common stock of companies with a record of paying dividends and the potential for increasing dividends. Net asset value of the fund's shares will fluctuate with changes in market values of portfolio securities. The fund will attempt to avoid speculative securities or those with speculative characteristics.

    This fund has adopted the following specific policies which are not fundamental investment policies and which may be changed by the fund's Board of
Directors:

   1. Up to 30% of the value of the fund's total assets may be invested in: (a) convertible debt securities, convertible preferred securities, U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), investment grade corporate debt securities and/or money market instruments when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on equity securities or when such holdings might be expected to reduce the volatility of the portfolio (for purposes of this provision, the term "total return" means the difference between the cost of a security and the aggregate of its market value and income earned); or (b) in money market instruments under any one or more of the following circumstances: (i) pending investment of proceeds of sale of fund shares or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or (iii) to maintain liquidity for the purpose of meeting anticipated redemptions.

   2. Notwithstanding any of the foregoing limitations, the fund may invest more than 30% of its total assets in money market instruments to maintain, temporarily, a "defensive" posture when, in the opinion of the Investment Manager, it is advisable to do so because of economic or market conditions.


    The foregoing limitations will apply at the time of acquisition based on the last determined value of the fund's assets. Any subsequent change in any applicable percentage resulting from fluctuations in value or other change in total assets will not require elimination of any security from the fund's portfolio. The fund may purchase securities on a when-issued or delayed delivery basis, may purchase or sell securities on a forward commitment basis and may purchase securities on a "when, as and if issued" basis as described below under "Risk Considerations and Investment Practices of the Underlying Funds."

    DEAN WITTER EUROPEAN GROWTH FUND INC. The investment objective of this fund is to maximize capital appreciation. The fund seeks to achieve its investment objective by investing at least 65% of its total assets in securities issued by issuers located in countries located in Europe. Such issuers will include companies (i) which are organized under the laws of a European country and have a principal office in a European country, or (ii) which derive 50% or more of their total revenues from business in Europe, or (iii) the equity securities of which are traded principally on a stock exchange in Europe. The securities invested in will primarily consist of equity securities issued by companies based in European countries, but may also include fixed-income securities issued or guaranteed by European governments (including zero coupon treasury securities), when it is deemed that such investments are consistent with the fund's investment objective. The principal countries in which such issuers will be located are France; the United Kingdom; Germany; the Netherlands; Spain; Sweden; Switzerland and Italy. The fund currently intends to invest more than 25% of its total assets in the United Kingdom. As such, the investment performance of the fund will be subject to social, political and economic events occurring in the United Kingdom to a greater extent than those occurring in other European countries.

    The remainder of the fund's portfolio equalling, at times, up to 35% of its total assets, may be invested in equity and/or government and convertible securities issued by issuers located anywhere in the world, including the United States, subject to its investment objective. In addition, this portion of its portfolio will consist of various other financial instruments such as forward foreign exchange contracts, futures contracts and options (see below under "Risk Considerations and Investment Practices of the Underlying Funds").

    It is anticipated that the securities held by the fund in its portfolio will be denominated, principally, in liquid European currencies. Such currencies include the German mark, French franc, British pound, Dutch guilder, Swiss franc, Swedish krona, Italian lira, and Spanish peseta. In addition, the fund may hold securities denominated in the European Currency Unit (a weighted composite of the currencies of member states of the European Monetary System). Securities of issuers within a given country may be denominated in the currency of a different country.

    The fund may also invest in securities of foreign issuers in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs) or other similar securities convertible into securities of foreign issuers (as described below under "Risk Considerations and Investment Practices of the Underlying Funds").

    DEAN WITTER FINANCIAL SERVICES TRUST. The investment objective of this fund is long-term capital appreciation. The fund seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in the equity securities of companies in the financial services and financial services related industries. Issuers in these industries provide financial services or financial products to companies and individuals or to other financial services providers. The financial services companies in which the fund may invest include but are not limited to the following: asset management companies, securities brokerage firms, financial planners, regional and money center banks, merchant banks, mortgage companies, consumer finance companies, savings banks and thrift institutions, insurance companies, insurance brokerage firms, leasing companies, government-sponsored agencies, credit and finance companies and foreign financial service companies. Examples of companies in which the fund may invest which provide products and services to the aforementioned financial services companies include but are not limited to the following: providers of financial publishing and news services, credit research and rating services, financial advertising (including Internet site development), financial equipment and technology (including financial software), data processing and payroll services and other financial products or services which do not involve the providing of credit, brokerage or management of assets.

    The equity securities in which the fund may invest may be issued either by large, established, well-capitalized companies or by newly-formed small capitalization companies. There are no restrictions on the market capitalization size of the fund's holdings. While the equity securities in which the fund may invest will consist primarily of common stocks, the fund may also invest in other types of equity securities such as preferred and convertible securities, rights and warrants.

    The fund's equity investments will be determined pursuant to an investment process that seeks to identify companies that show good appreciation prospects and value. This approach to stock selection involves a fundamental analysis of individual companies through an analysis of their balance sheets, income statements, products and services. Also, the Investment Manager will take into consideration certain criteria which include, among other things, capable management, attractive business niches or product innovation, sound financial and accounting practices, ability to grow revenues, earnings and cash flows consistently, and stock prices and growth potential which, in the opinion of the Investment Manager, appear to be undervalued or temporarily unrecognized by the market.

    Companies considered to be in the financial services and financial services related industries will be those which derive at least 35% of their revenues or earnings from the aforementioned respective activities, or devote at least 35% of their assets to such respective activities.

    Up to 35% of the fund's total assets may be invested in equity securities of issuers not in the financial services or financial services related industries, investment grade fixed-income securities, convertible securities, rights and warrants of issuers not in the financial services or financial services related industries, U.S. Government securities (including zero coupon securities) or money market instruments. With respect to corporate non-convertible fixed-income securities, the term "investment grade" means securities which are rated Baa or higher by Moody's or BBB or higher by S&P or, if not rated, are deemed by the Investment Manager to be of comparable quality. The fund may invest up to 25% of its total assets in the securities of foreign issuers.

    Money market instruments in which the fund may invest are securities issued or guaranteed by the U.S. Government or its agencies (Treasury bills, notes and bonds); obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more; Eurodollar certificates of deposit; obligations of savings banks and savings and loan associations having total assets of $1 billion or more; fully insured certificates of deposit; and commercial paper rated within the two highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated AA by S&P or Aa by Moody's.

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which up to 100% of its total assets is invested in money market instruments or cash.


    In accordance with Securities and Exchange Commission ("SEC") rules, the fund will not purchase the security of any company which in its most recent fiscal year derived more than 15% of its gross revenues from securities related activities (defined by the SEC as activities as a broker, dealer, underwriter or investment adviser) if immediately after such purchase the fund: (i) would own more than 5% of any class of equity securities of the company; (ii) would own more than 10% of the outstanding principal amount of the company's debt securities;

or (iii) would have invested more than 5% of its total assets in securities of such company.

    The fund may invest in convertible securities. Up to 20% of the fund's assets in convertible fixed-income securities can be rated below investment grade or, if unrated, are of comparable quality as determined by the Investment Manager. Securities rated below investment grade are the equivalent of high yield, high risk bonds (commonly known as "junk bonds"). The fund will not invest in convertible fixed-income securities that are in default in payment of principal or interest. In the event that the fund's investments in convertible securities rated below investment grade, including downgraded convertible securities, constitute more than 20% of the fund's total assets, the fund will seek immediately to sell sufficient securities to reduce the total to below the applicable percentage. See "Risk Considerations and Investment Practices of the Underlying Funds" below for a discussion of the risks of investing in convertible securities and lower-rated and unrated fixed-income securities and the Appendix to the Statement of Additional Information for a description of fixed-income security ratings.

    As noted above, the fund may invest in securities of foreign companies. Such investments may also be in the form of ADRs, EDRs or other similar securities convertible into securities of foreign issuers as described below. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The fund's investments in unlisted foreign securities are subject to the fund's overall policy limiting its investment in illiquid securities to 15% or less of its net assets. The fund may also engage in options and futures transactions and forward foreign currency exchange contracts, may invest in repurchase agreements, private placements, zero coupon securities, convertible securities, real estate investment trusts, may purchase securities on a when-issued delayed delivery or forward committment basis and may lend its portfolio securities. For a discussion of the risks of these investments or techniques, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER HEALTH SCIENCES TRUST. The investment objective of this fund is capital appreciation. The fund will seek to achieve its investment objective by investing at least 65% of its total assets in the equity securities of health science companies throughout the world. A health science company is defined as a company which is principally engaged in the health sciences industry. A company is deemed to be "principally engaged" if it has at least 50% of its earnings or revenues derived from health sciences activities, as defined below, or at least 50% of its assets is devoted to such activities, based upon the financial statements of the company's most recently reported fiscal year.

    In addition, the Investment Manager may invest in companies other than health science companies if it considers that such companies have potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in the health sciences industry. The fund does not anticipate that companies not principally engaged in the health sciences industry will represent more than 20% of the fund's investments.

    Health sciences activities are defined as activities which consist of the research, development, production or distribution of products and services by health science companies which include, but are not limited to, companies such as: pharmaceutical companies; companies involved in the ownership and/or operation or delivery of health care services such as hospitals, clinical test laboratories, convalescent and mental health care facilities, rehabilitation centers, and products and services for home care; companies involved in biotechnology, medical diagnostics, biochemical, and nuclear research and development; and companies that produce and manufacture medical, dental and optical supplies and equipment.

    The fund's portfolio will primarily consist of common stocks. The fund may also invest up to 35% of its total assets in preferred stock and in investment grade domestic and foreign debt securities of any type of issuer (such as foreign and domestic corporations and foreign and domestic governments and their political subdivisions), including bonds, notes, debentures and debt securities convertible into equity if the Investment Manager believes that such securities present a favorable opportunity for capital appreciation. The term investment grade consists of debt instruments rated Baa or higher by Moody's or BBB or higher by S&P or, if not rated, determined to be of comparable quality by the Investment Manager. Investments in securities rated either Baa by Moody's or BBB by S&P may have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. If a debt instrument held by the fund is rated BBB or Baa and is subsequently downgraded by a rating agency, the fund will retain such security in its portfolio until the Investment Manager determines that it is practicable to sell the security without undue market or tax consequences to the fund. In the event that such downgraded securities constitute 5% or more of the fund's total assets, the Investment Manager will sell immediately sufficient securities to reduce the total to below 5%. The fund may invest in various other financial instruments such as warrants and forward foreign currency exchange contracts, futures and options, including stock index futures contracts and related options in an attempt to hedge its portfolio (see below under "Risk Considerations and Investment Practices of the Underlying Funds").

    While the fund expects that, from time to time, a significant portion of its investments will be in securities of U.S. companies, the fund's Investment Manager believes that a portfolio comprised only of U.S. securities does not provide the greatest potential for capital appreciation from an investment in the health sciences industry. It believes that a worldwide focus is necessary if the fund is to take advantage of the increasing opportunities presented by health science companies headquartered throughout the world. The fund may invest substantially in securities denominated in one or more currencies. The Investment Manager believes that by investing worldwide, the fund can better position itself to take advantage of available health sciences investment opportunities.

    The fund may also invest in securities of foreign issuers in the form of ADRs, EDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted (see below). The fund may also engage in options and futures transactions and forward foreign currency exchange contracts and enter into repurchase agreements, may purchase securities on a when-issued delayed delivery or forward commitment basis and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER HIGH YIELD SECURITIES INC. The primary investment objective of this fund is to earn a high level of current income. As a secondary objective, the fund will seek capital appreciation, but only when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the fund's portfolio or from a general decline in interest rates, or a combination of both. Conversely, capital depreciation may result, for example, from a lowered credit standing or a general rise in interest rates, or a combination of both. The higher yields sought by the fund are generally obtainable from securities rated in the lower categories by recognized rating services. The fund seeks high current income by investing principally in fixed-income securities rated Baa or lower by Moody's, or BBB or lower by S&P. Fixed-income securities rated Baa by Moody's or BBB by Standard & Poor's have speculative characteristics greater than those of more highly rated bonds, while fixed-income securities rated Ba or BB or lower by

Moody's and S&P, respectively, are considered to be speculative investments. Furthermore, the fund does not have any minimum quality rating standard for its investments. As such, the fund may invest in securities rated as low as Caa, Ca or C by Moody's or CCC, CC, C or C1 by S&P. Fixed-income securities rated Caa or Ca by Moody's may already be in default on payment of interest or principal, while bonds rated C by Moody's, their lowest bond rating, can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C1 by S&P, their lowest bond rating, are no longer making interest payments. For a further discussion of the characteristics and risks associated with high yield securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below. A description of corporate bond ratings is contained in the Appendix to the Statement of Additional Information.

    Non-rated securities will also be considered for investment by the fund when the Investment Manager believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, makes them appropriate investments for the fund.

    In circumstances where the Investment Manager determines that investment in municipal obligations would facilitate the fund's ability to accomplish its investment objectives, it may invest up to 10% of its total assets in such obligations, including municipal bonds issued at a discount.

    The fund may also invest in securities of foreign companies, may purchase common stock, repurchase agreements, private placements, zero coupon securities, may engage in options and futures transactions, may purchase securities on a when-issued delayed delivery or forward commitment basis and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.


    DEAN WITTER INCOME BUILDER FUND. The primary investment objective of this fund is to seek reasonable income. Growth of capital is the secondary objective. The fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in income-producing equity securities, including common stock, preferred stock and convertible securities. Up to 35% of the fund's assets may be invested in fixed-income securities or common stocks that do not pay a regular dividend but are expected to contribute to the fund's ability to meet its investment objectives.



    The fund will invest, under normal market conditions, primarily in common stocks of large-cap companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for maintaining dividends, in preferred stock and in securities convertible into common stocks of small and mid-cap companies. The Investment Manager intends to use a value-oriented investment style in the selection of securities for the fund's portfolio. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or based on a specified formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).



    The fund also may invest up to 20% in fixed-income securities rated below investment grade. Securities below investment grade are the equivalent of high yield, high risk bonds (commonly known as "junk bonds"). Investment grade is generally considered to be debt securities rated BBB or higher by S&P or Baa or higher by Moody's. (fixed-income securities rated BBB by S&P or Baa by Moody's which generally are regarded as having an adequate capacity to pay interest and repay principal, have speculative characteristics.) However, the fund will not invest in fixed-income securities that are rated lower than B by S&P or Moody's or, if not rated, determined to be of comparable quality by the Investment Manager. The fund will not invest in fixed-income securities that are in default in payment of principal or interest. The 20% limitation on securities rated below investment grade in which the fund may invest does not include securities convertible into common stock. A description of fixed-income securities ratings is contained in the appendix to this fund's Prospectus as well as in the Statement of Additional Information of the Fund.



    The fund may invest in equity securities of foreign issuers. However, the fund will not invest more than 25% of the value of its total assets, at the time of purchase, in securities of foreign issuers (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or American Depository Receipts, on which there is no such limit). The fund may invest in ADRs, EDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The fund's investments in unlisted foreign securities are subject to the fund's overall policy limiting its investment in illiquid securities to 15% or less of its net assets.



    A portion of the fund's assets may be invested in investment grade fixed income (fixed-rate and adjustable rate) securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.



    The non-governmental debt securities in which the fund will invest will include: (a) corporate debt securities, including bonds, notes and commercial paper, rated in the four highest categories by a nationally recognized statistical rating organization ("NRSRO") including Moody's, S&P, Duff and Phelps, Inc. and Fitch Investors Service, Inc.; and (b) bank obligations, including CDs, banker's acceptances and time deposits, issued by banks with a long-term CD rating in one of the four highest categories by a NRSRO. Investments in securities rated within the four highest rating categories by a NRSRO are considered "investment grade." However, such securities rated within the fourth highest rating category by a NRSRO have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. Where a fixed-income security is not rated by a NRSRO (as may be the case with a foreign security) the Investment Manager will make a determination of its creditworthiness and may deem it to be investment grade. A description of fixed-income security ratings is contained in the appendix to the Prospectus.



    The Investment Manager intends to follow a "bottom-up" approach in the selection of convertible securities. Beginning with a universe of about 500 companies, the Investment Manager will narrow the focus to small and mid-cap companies and review the issues to determine if the convertible is trading with the underlying equity security. The yield of the underlying equity security will be evaluated and company fundamentals will be studied to evaluate cash flow, risk/reward balance, valuation and the prospects for growth. The Investment Manager intends to select convertible securities that, in its judgment, are issued by companies with sound management practices and that represent good value.



    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.



    The fund may invest up to 25% of its total assets in "enhanced" convertible securities. Enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company, in return for reduced participation or a cap on appreciation in the underlying common stock of the issuer which the holder can realize. In addition, in many cases, enhanced convertible securities are convertible into the underlying com-mon stock of the issuer automatically at maturity, unlike traditional convertible securities which are convertible only at the option of the security holder. Enhanced convertible securities may be more volatile than traditional convertible securities due to the mandatory conversion feature.



    The fund also may invest up to 10% in "synthetic" convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic"convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, "synthetic" convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.



    "Synthetic" convertible securities may be less liquid than traditional convertible securities and their price changes may be more volatile. Reduced liquidity may have an adverse impact on the fund's ability to sell particular synthetic securities promptly at favorable prices and may also make it more difficult for the fund to obtain market quotations based on actual trades, for purposes of valuing the fund's portfolio securities.



    The fund may invest without limitation in "exchangeable" convertible bonds and convertible preferred stock which are issued by one company, but convertible into the common stock of a different publicly traded company. These securities generally have liquidity trading and risk characteristics similar to traditional convertible securities noted above.



    The U.S. Government securities in which the fund may invest include securities which are direct obligations of the United States Government, such as United States treasury bills, notes and bonds, and which are backed by the full faith and credit of the United States; securities which are backed by the full faith and credit of the United States but which are obligations of a United States agency or instrumentality (E.G., obligations of the Government National Mortgage Association); securities issued by a United States agency or instrumentality which has the right to borrow, to meet its obligations, from an existing line of credit with the United States Treasury (E.G., obligations of the Federal National Mortgage Association); securities issued by a United States agency or instrumentality which is backed by the credit of the issuing agency or instrumentality (E.G., obligations of the Federal Farm Credit System).



    Money market instruments in which the fund may invest include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (Treasury bills, notes and bonds, including zero coupon securities); bank obligations; Euro-dollar certificates of deposit; obligations of savings institutions; fully insured certificates of deposit; and commercial paper rated within the four highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's. Such securities may be used to invest uncommitted cash balances.



    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which up to 100% of its total assets is invested in money market instruments or cash.



    The fund may also purchase when-issued and delayed delivery securities, when as and if issued securities, zero coupon securities, real estate investment trusts and restricted securities and may enter into repurchase agreements. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.


    DEAN WITTER INFORMATION FUND. The investment objective of this Fund is long-term capital appreciation. The fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in common stocks and securities convertible into common stocks of domestic or foreign companies which are involved in all areas, including emerging areas, of the communications and information industry. The fund will not have more than 10% of its total assets invested in convertible securities determined as of the time of purchase. Under normal circumstances, the fund will invest in equity securities of issuers located in at least three countries, one of which is the United States.

    The communications and information industry is experiencing widespread changes and expansion due to rapidly changing technologies (including enabling technologies), industry migration in search of new markets, communications needs in developing countries, competitive pressures and changes in governmental regulation. Additionally, a number of traditional communications industries have either converged or evolved into new corporate forms and some of these industries are only beginning to emerge. The Investment Manager believes that as technologies develop, many of the traditional distinctions and characteristics of these industries will blur. The Investment Manager believes that the communications and information industry will continue to grow in the future and that the fund's investment policies as outlined below are designed to take advantage of the investment opportunities present in this industry.

    Companies in the communications and information industry will be considered those companies engaged in designing, developing, manufacturing or providing the following products and services, or the enabling technology with respect thereto, throughout the world: regular telephone service; communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrow-casting); computer equipment, enabling software, mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; local and wide area networking and linkage of word and data processing systems; publishing and information systems, including the storage and transmission of information; video text and teletext; and emerging technologies combining telephone, television and/or computer systems; the creation, packaging, distribution, and ownership of entertainment and information programming throughout the world including but not limited to prerecorded music, feature length motion pictures, made for T.V. movies, television series, documentaries, educational tutorials, animation, game shows, sports programming, news programs, and live events such as professional sporting events, concerts and theatrical exhibitions and academic courses or tutorials; television and radio broadcasting via VHF, UHF, satellite and microwave transmission, cable television programming and systems, and broadcast and cable networks, wireless cable television and other emerging distribution technologies, home video, and interactive/ multimedia programming including financial services, education, home shopping, video games and multiplayer games; publishing including newspapers, magazines and books, advertising agencies and niche advertising mediums such as in-store and direct mail, emerging technologies combining television, telephone and computer systems, computer hardware and software, and equipment used in the creation and distribution of entertainment programming such as that required in the provision of broadcast, cable or telecommunications services.

    Companies considered to be in communications and information industry will be those which derive at least 35% of their revenues or earnings from the aforementioned respective activities, or devote at least 35% of their assets to such respective activities.

    Up to 35% of the fund's total assets may be invested in investment grade fixed-income securities, U.S. Government securities (including zero coupon securities) or money market instruments. With respect to corporate fixed-income securities, the term "investment grade" means securities which are rated Baa or higher by Moody's or BBB or higher by S&P or, if not rated, are deemed by the Investment Manager to be of comparable quality.

    Investments in fixed-income securities rated either BBB by S&P or Baa by Moody's (the lowest credit ratings designated "investment grade") have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. If a fixed-income or convertible security held by the fund is rated BBB or Baa and is subsequently downgraded by a rating agency, or otherwise falls below investment grade the Fund will sell such securities as soon as is practicable without undue market or tax consequences to the fund. See the Appendix to the Statement of Additional Information for a discussion of ratings of fixed-income securities.

    The fund may invest up to 50% of its total assets in the securities of foreign issuers. The fund will not invest 25% or more of its total assets in any one foreign country.

    Money market instruments in which the fund may invest are securities issued or guaranteed by the U.S. Government or its agencies (Treasury bills, notes and bonds); obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more; Eurodollar certificates of deposit; obligations of savings banks and savings and loan associations having total assets of $1 billion or more; fully insured certificates of deposit; and commercial paper rated within the two highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated AA by S&P or Aa by Moody's.

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which greater than 35% of its total assets is invested in money market instruments or cash.

    The fund may invest in investment grade convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    As noted above, the fund may also invest in securities of foreign companies. Such investments may also be in the form of ADRs, EDRs or other similar securities convertible into securities of foreign issuers (see below). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The fund's investments in unlisted foreign securities are subject to the fund's overall policy limiting its investment in illiquid securities to 15% or less of its net assets.

    This fund concentrates its investments in the communications and information industry. Because of this concentration, the value of the fund's shares may be more volatile than that of investment companies that do not similarly concentrate their investments. The communications and information industry may be subject to greater changes in governmental policies and governmental regulation than in many other industries in the United States and worldwide. Regulatory approval requirements, ownership restrictions and restrictions on rates of return and types of services that may be offered may materially affect the products and services of this industry. Additionally, the products and services of companies in this industry may be subject to faster obsolescence as a result of greater competition, advancing technological developments, and changing market and consumer preferences. As a result, the stocks of companies in this industry may exhibit greater price volatility than those of companies in other industries.

    The fund may engage in options and futures contracts and forward foreign currency exchange contracts, may enter into repurchase agreements, may purchase private placements, convertible securities, zero coupon securities, when, as and if issued securities, securities of other investment companies, may purchase securities on a when-issued delayed delivery or forward commitment basis and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER INTERMEDIATE INCOME SECURITIES. The investment objective of this fund is high current income consistent with safety of principal. The fund seeks to achieve its objective by investing at least 65% of its total assets in intermediate term, investment grade fixed-income securities. The fund will maintain an average weighted maturity of approximately seven years or less and may not invest in securities with remaining maturities greater than twelve years. Under normal conditions, the fund's average weighted maturity will not be less than three years. (Under the current interpretation by the staff of the Securities and Exchange Commission, an intermediate bond fund must have an average weighted maturity between three and ten years.)

    Under normal circumstances, the fund will invest primarily in corporate debt securities and preferred stock of investment grade, which consists of securities which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P, or which, if unrated, are deemed to be of comparable quality by the fund's Trustees. Fixed-income securities rated Baa by Moody's have speculative characteristics. (A more detailed description of bond ratings is contained in the Appendix to the Statement of Additional Information.) The fund may also purchase U.S. Government securities (securities guaranteed as to principal and interest by the United States or its agencies or instrumentalities) and investment grade securities, denominated in U.S. Dollars, issued by foreign governments or issuers. U.S. Government securities in which the Fund may invest include zero coupon securities and mortgage-backed securities, such as securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. There can be no assurance that the investment objective of the fund will be achieved.

    The Investment Manager believes that the fund's policies of purchasing intermediate term securities will reduce the volatility of the fund's net asset value over the long term. Although the values of fixed-income securities generally increase during periods of declining interest rates and decrease during periods of increasing interest rates, the extent of these fluctuations has historically generally been smaller for intermediate term securities than for securities with longer maturities. Conversely, the yield available on intermediate term securities has also historically been lower than those available from long term securities.

    Investment by the fund in U.S. Dollar denominated fixed-income securities issued by foreign governments and other foreign issuers may involve certain risks not associated with U.S. issued securities. Those risks include the political or economic instability of the issuer or of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. In addition, there may be less publicly available information about a foreign company than about a domestic company. The fund believes that those risks are substantially lessened because the foreign securities in which the fund may invest are investment grade.

    While the fund will invest primarily in investment grade fixed-income securities, under ordinary circumstances it also may invest up to 35% of its total assets in money market instruments, repurchase agreements, as discussed below, and up to 5% of the fund's net assets may be invested in lower rated fixed-income securities.

    Lower rated fixed-income securities, which are those rated from Ba to C or BB to C by Moody's or S&P, respectively, are considered to be speculative investments. Such lower rated securities, while producing higher yields than investment grade securities, are subject to credit risk to a greater extent than investment grade securities. The fund does not have any minimum quality rating standard with respect to the portion (up to 5%) of its net assets which may be invested in lower rated securities.

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which greater than 35% of its total assets are invested in cash or money market instruments. Money market instruments in which the fund may invest are securities issued or guaranteed by the U.S. Government (Treasury bills, notes and bonds, including zero coupon securities); bank obligations; Eurodollar certificates of deposit; obligations of savings institutions; fully insured certificates of deposit; and commercial paper rated within the two highest grades by Moody's or S&P or, if not rated, are issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

    The fund may also purchase private placements, zero coupon securities, when, as and if issued securities, may enter into repurchase agreements and reverse repurchase agreements, may purchase securities on a when-issued delayed delivery or forward commitment basis and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER INTERNATIONAL SMALLCAP FUND. The investment objective of this fund is long-term growth of capital. The fund seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of "small capitalization" companies located outside of the United States. A "small capitalization" company is defined as being, at the time of purchase of its equity securities by the fund, among the smallest capitalized companies (where capitalization is calculated by multiplying the total number of outstanding shares of common stock of the company by their market price and by ranking the resulting companies from smallest to largest capitalization) principally located in a given country, whose aggregate capitalizations comprise no more than 25% of the total market capitalization of the country. Equity securities in which the fund may invest include common stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The fund will invest in securities issued by issuers located in at least three countries outside of the U.S. An issuer of a security will be considered to be located in a given country if it: (i) is organized under the laws of the country; (ii) derives at least 50% of its revenues from goods produced or sold, investments made, or services performed in the country;
(iii) maintains at least 50% of its assets in the country; or (iv) has securities which are principally traded on a stock exchange in the country. The fund currently intends to invest, from time to time, more than 25% of its total assets in securities issued by issuers located in each of the United Kingdom and Japan.

    The remainder of the fund's portfolio equalling, at times, up to 35% of the fund's total assets, may be invested in (i) securities issued by companies whose market capitalizations place them outside the fund's definition of "small capitalization" and/or (ii) fixed-income securities issued or guaranteed by foreign governments. In addition, this portion of the fund's portfolio will consist of various other financial instruments such as forward foreign exchange contracts, futures contracts and options (see below).

    The fund may also invest in securities of foreign issuers in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs) or other similar securities convertible into securities of foreign issuers (as described below under "Risk Considerations and Investment Practices of the Underlying Funds").

    DEAN WITTER JAPAN FUND. The investment objective of this fund is long-term capital appreciation. The fund seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in equity securities issued by issuers located in Japan. Such issuers will include companies (i) which are organized under the laws of Japan and have a principal office in Japan; (ii) which derive 50% or more of their total revenues from operating business(es) in Japan; or (iii) the equity securities of which are traded principally on a stock exchange in Japan. Equity securities in which the fund may invest include common and preferred stocks and rights or warrants to purchase common stocks. The fund may invest up to 25% of its total assets in equity securities of Japanese companies traded on the Second Sections of the Main Japanese exchanges and in the over-the-counter market. These would generally be smaller companies with above-average growth potential.

    The remainder of the fund's portfolio equalling, at times, up to 35% of the fund's total assets, may be invested in fixed-income and convertible securities of issuers located in Japan or guaranteed by the Japanese government when it is deemed that such investments are consistent with the fund's investment objective. This remainder may also include equity, government, fixed-income and convertible securities issued by issuers located in developed economies in Asia, Europe and North America, including the United States, subject to the fund's investment objective. Although the fund may invest up to 35% of its net assets in fixed-income and convertible securities which are either not rated or rated below investment grade, the fund has no current intention of investing in excess of 10% of its net assets in unrated or lower rated convertible securities nor in excess of 5% of its net assets in unrated or lower rated non-convertible debt securities. In addition, this portion of the fund's portfolio will consist of various other financial instruments such as forward foreign exchange contracts, futures contracts and options (see below).

    The fund may also invest in securities of Japanese and other foreign issuers in the form of American Depository Receipts (ADRs), European Depository Receipts
(EDRs) or other similar securities convertible into securities of foreign issuers (as described below under "Risk Considerations and Investment Practices of the Underlying Funds").

    DEAN WITTER MARKET LEADER TRUST. The investment objective of this fund is long-term growth of capital. The fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies that, in the opinion of the Investment Manager, are established leaders in their respective fields in growing industries in domestic and foreign markets.

The equity securities in which the fund may invest in include common stocks, preferred stocks and debt or preferred stocks convertible into or exchangeable for common stocks. These companies generally will possess well-recognized proprietary skills or products, will have equity market capitalizations in excess of $1 billion and will be listed on a United States stock exchange (including U.S. dollar-denominated securities such as ADRs. Generally these companies will be considered "leaders," in the view of the Investment Manager, if they are nationally-known and have established a strong reputation for quality management, products and services in the United States and/or globally.

    In addition to equity securities of market leader companies, up to 35% of the fund's total assets may be invested in equity securities or debt securities convertible into or exchangeable for equity securities of other companies, in non-convertible debt securities, including U.S. Government securities and money market instruments, and in rights and warrants. (For a discussion of the risks of investing in each of these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.)

    The Investment Manager intends to use both "top down" and "bottom-up" approaches. The "top down" approach seeks to identify growing industries in domestic and foreign markets. Within these industries, the Investment Manager will apply a "bottom-up" fundamental analysis to identify the most attractive securities to purchase, giving particular attention to companies with the following attributes: recognized product and service leadership within its industry, strong financial position (strong financial fundamentals) relative to its peers, strong history of earnings growth or momentum often exceeding consensus analyst expectations, evidence of corporate management's attention to equity structure (evidenced by, among other things, stock buy-backs, the extent to which management exercises stock options or otherwise acquires shares of the company and sound financing decisions) as well as other attributes which the Investment Manager believes are indicators of sustainable long-term growth.

    Fixed-income securities in which this fund may invest include corporate notes and bonds and obligations issued or guaranteed by the United States Government, its agencies and instrumentalities. The non-governmental debt securities in which the fund will invest will include: (a) corporate debt securities, including bonds, notes and commercial paper, rated in the four highest categories by a nationally recognized statistical rating organization ("NRSRO") including Moody's, S&P, Duff and Phelps, Inc. and Fitch Investors Service, Inc., or, if unrated, of comparable quality as determined by the Investment Manager, and (b) bank obligations, including CDs, banker's acceptances and time deposits, issued by banks with a long-term CD rating in one of the four highest categories by a NRSRO. Investments in securities rated within the four highest rating categories by a NRSRO are considered "investment grade." However, such securities rated within the fourth highest rating category by a NRSRO have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken the capacity of their issuers to make principal and interest payments than would be the case with investments in securities with higher credit ratings. Where a fixed-income security is not rated by a NRSRO, the Investment Manager will make a determination of its creditworthiness and may deem it to be investment grade. If a fixed-income non-convertible security held by the fund is subsequently downgraded by a rating agency below investment grade, the fund will sell such securities as soon as practicable without undue market or tax consequences to the fund. See the Appendix to the Statement of Additional Information for a discussion of ratings of fixed income securities.

    The U.S. Government securities in which this fund may invest include securities which are direct obligations of the United States Government, such as United States treasury bills, notes and bonds (including zero coupon bonds), and which are backed by the full faith and credit of the United States; securities which are backed by the full faith and credit of the United States but which are obligations of a United States agency or instrumentality (E.G., obligations of the Government National Mortgage Association); securities issued by a United States agency or instrumentality which has the right to borrow, to meet its obligations, from an existing line of credit with the United States Treasury (E.G., obligations of the Federal National Mortgage Association); and securities issued by a United States agency or instrumentality which is backed by the credit of the issuing agency or instrumentality (E.G., obligations of the Federal Farm Credit System).

    Money market instruments in which the fund may invest include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (Treasury bills, notes and bonds, including zero coupon securities); bank obligations; Euro-dollar certificates of deposit; obligations of savings institutions; fully insured certificates of deposit; and commercial paper rated within the four highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's. Such securities may be used to invest uncommitted cash balances.

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which up to 100% of its total assets is invested in money market instruments or cash.

    The fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    Up to 20% of this fund's assets in convertible fixed-income securities can be rated below investment grade or, if unrated, of comparable quality as determined by the Investment Manager. Securities rated below investment grade are the equivalent of high yield, high risk bonds (commonly known as "junk bonds"). The fund will not invest in convertible fixed-income securities that are in default in payment of principal or interest. In the event that the fund's investments in convertible securities rated below investment grade, including downgraded convertible securities, constitute more than 20% of the fund's total assets, the fund will seek immediately to sell sufficient securities to reduce the total to below the applicable percentage. See "Risk Considerations and Investment Practices of the Underlying Funds" below for a discussion of the risks of investing in lower-rated and unrated fixed-income securities and the Appendix to the Statement of Additional Information for a description of fixed income security ratings.

    This fund may also purchase and sell futures contracts on stock indexes, may invest in repurchase agreements, private placements, zero coupon securities and real estate investment trusts, may purchase securities on a when-issued, delayed delivery or forward commitment basis, may purchase securities on a "when, as and if issued" basis, and may lend its portfolio securities, as discussed under "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER MID-CAP GROWTH FUND. The investment objective of this fund is long-term capital growth. This fund seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of domestic and foreign equity securities of "mid-cap" companies. A mid-cap company is a company whose market capitalization falls within the range of $250 million to $5 billion. The fund may invest up to 35% of its total assets in (i) U.S. Government Securities and investment grade corporate debt securities; or (ii) equity securities of companies with market capitalizations which fall outside of the range of $250 million to $5 billion at the time of purchase as long as such investments are consistent with the fund's investment objective. The fund may invest up to 35% of its total assets in the equity securities of non-U.S. companies, including American or other Depository Receipts, rights, warrants, and the direct purchase of foreign securities. Equity securities in which the fund may invest include common stocks and securities convertible into common stocks. The fund utilizes an investment process that places primary emphasis on seeking to identify industries, rather than individual companies, as prospects for capital appreciation and whereby the Investment Manager seeks to invest assets of the fund in industries it considers to be attractive at the time of purchase and to sell those it considers overvalued. The Investment Manager will invest principally in those mid-cap companies that in the opinion of the Investment Manager have above-average relative growth potential. Mid-cap companies typically have a better growth potential than their large-cap counterparts because they are still in the early and more dynamic period of their corporate existences. Often mid-size companies and the industries in which they are focused are still evolving as opposed to the more mature industries served by large-cap companies. Moreover, mid-cap companies are not considered "emerging" stocks, nor are they as volatile as small-cap firms. This is due to the fact that mid-cap companies have increased liquidity, attributable to their larger market capitalization as well as longer and more established track records, and a stronger market presence and dominance than small-cap firms. Consequently, because of the better growth inherent in these companies and their industries, mid-cap companies offer superior return potential to large-cap companies, yet owing to their relatively larger size and better recognition in the investment community, they have a reduced risk profile compared to smaller, emerging or micro-cap companies.

    In selecting stocks within the mid-cap universe, the Investment Manager will use an industry approach that seeks to diversify the assets of the fund in approximately 18 to 35 industries. The fund will hold less than 5% of its net assets in any one security and will hold less than 10% of its net assets in any one industry. Companies will be selected based on at least three-year track records, and purchases will be primarily focused on companies that: (1) have the potential for above-average relative earnings growth; (2) are focused in industries that are rapidly expanding or have the potential to see increasing sales or earnings; (3) historically have had well-defined and recurring revenues; or (4) are attractive based on an assessment of private market or franchise values.

    After selection of the fund's target industries, specific company investments are selected. In this process, the Investment Manager seeks to identify companies whose prospects are deemed attractive on the basis of an evaluation of valuation screens and prospective company fundamentals. From the total of all companies included in the industry valuation process, the Investment Manager selects a limited number from each industry as representative of that industry. Such selections are made on the basis of various criteria, including size and quality of a company, the visibility of its earnings and various valuation parameters. Valuation screens may include dividend discount model values, price-to-book ratios, price-to-cash flow values, relative and absolute price-to-earnings ratios and ratios of price-earnings multiples to earnings growth. Price and earnings momentum ratings derived from external sources are also factored into the stock selection decision. Those companies which the Investment Manager believes to be attractive investments are finally selected for inclusion in the fund. For a discussion of the risks of mid-cap stocks, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    Common stocks, particularly those sought for possible capital appreciation, have historically experienced a great amount of price fluctuation. The Investment Manager believes it is desirable to attempt to reduce the risks of extreme price fluctuations even if such an attempt results, as it likely will at times, in reducing the probabilities of obtaining greater capital appreciation. Accordingly, the Investment Manager's investment process incorporates elements which may reduce, although certainly not eliminate, the volatility of a portfolio. The fund may hold a portion of its portfolio in investment grade fixed-income securities, including convertible securities, in an effort to moderate extremes of price fluctuation. The determination of the appropriate asset allocation as between equity and fixed-income investments will be made by the Investment Manager in its discretion, based upon its evaluation of economic and market conditions.

    DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. The investment objective of this fund is capital growth. The fund will invest primarily in common stock of companies in the natural resources and related areas, and will invest at least 65% of its net assets at all times, except for temporary and defensive purposes, in the securities of companies engaged in these areas. A portfolio company is considered to be so engaged when at least 50% of its assets and/or revenues are currently the result of ownership or development of assets in such areas. Such companies include those engaged in the exploration for and development, production and distribution of natural resources, in the development of energy-efficient technologies or in other natural resource-related supplies or services.

    The fund will seek capital growth by investing in securities of issuers believed to be responsive to domestic and world demand for natural resources. As a result of the challenges presented by natural resource needs, the fund believes that opportunities for growth can be found in securities of issuers which: (1) own or process natural resources, such as precious metals, other minerals, water, timberland and forest products; (2) own or produce sources of energy such as oil, natural gas, coal, uranium, geothermal, oil shale and biomass; (3) participate in the exploration for and development of natural resources supplies from new and conventional sources; (4) own or control oil, gas, or other mineral leases (which may not produce recoverable energy or resources), rights or royalty interests; (5) provide natural resources transportation, distribution or processing services, such as refining and pipeline services; (6) provide related services or supplies, such as drilling, well servicing, chemicals, parts and equipment; and (7) contribute energy-efficient technologies, such as systems for energy conversion, conservation and pollution control. Emphasis on natural resources may result in exposure of some portfolio companies to foreign political and currency risks and substantial price fluctuations.

    The fund may purchase zero coupon securities and private placements, may also purchase securities on a when issued or delayed delivery basis, may purchase or sell securities on a forward commitment basis and may purchase securities on a "when, as and if issued" basis, may enter into repurchase agreements and may invest in options and futures transactions all as described below under "Risk Considerations and Investment Practices of the Underlying Funds."

    DEAN WITTER PACIFIC GROWTH FUND INC. The investment objective of this fund is to maximize capital appreciation. The fund seeks to achieve its investment objective by investing at least 65% of its total assets in securities issued by issuers located in Asia, Australia and New Zealand. Such issuers will include companies which are organized under the laws of an Asian country, Australia or New Zealand and have a principal office in an Asian country, Australia or New Zealand, or which derive 50% or more of their total revenues from business in an Asian country, Australia or New Zealand. The securities invested in will primarily consist of equity securities issued by companies based in Asian countries, Australia and New Zealand which the Investment Manager and/or Sub-Adviser believe are most likely to help the fund meet its investment objective, but may also include fixed-income securities issued or guaranteed by (or the direct obligations of) the governments of such countries (including zero coupon treasury securities), when it is deemed by the Investment Manager or Sub-Adviser that such investments are consistent with the fund's investment objective. The principal countries in which such issuers will be located are Japan, Australia, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, Indonesia, Taiwan and South Korea. The fund may invest more than 25% of its total assets in Japan, reflecting the dominance of the Japanese stock market in the Pacific basin. The fund also may invest over 25% of its total assets in securities issued by issuers located in Hong Kong. The fund may also purchase securities issued by various agencies and instrumentalities of the U.S. Government and may invest up to 10% of its total assets in securities issued by other investment companies in order to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of foreign issuers.

    The remainder of the fund's portfolio equalling, at times, up to 35% of the fund's total assets, may be invested in equity and/or fixed-income and convertible securities issued by issuers located anywhere in the world, including the United States, subject to the fund's investment objective. In addition, this portion of the fund's portfolio will consist of various other financial instruments such as forward foreign exchange contracts, futures contracts and options (see below under "Risk Considerations and Investment Practices of the Underlying Funds").

    It is anticipated that the securities held by the fund in its portfolio will be denominated, principally, in the liquid Asian currencies and the Australian dollar. Such currencies include the Japanese yen, Malaysian ringgit, Singapore dollar, Hong Kong dollar, Thai baht, Philippine peso, Indonesia rupiah, Taiwan dollar and South Korean won. Securities of issuers within a given country may be denominated in the currency of a different country.

    The fund may also invest in securities of foreign issuers in the form of American Depository Receipts (ADRs) or other similar securities convertible into securities of foreign issuers (as described below under "Risk Considerations and Investment Practices of the Underlying Funds").

    DEAN WITTER PRECIOUS METALS AND MINERALS TRUST. The investment objective of this fund is long-term capital appreciation. The fund will attempt to achieve its investment objective by investing principally in the securities of foreign and domestic companies engaged in the exploration, mining, fabrication, processing, distribution or trading of precious metals and minerals or in companies engaged in financing, managing, controlling or operating companies engaged in these activities and also by investing a portion of its assets in gold, silver, platinum and palladium bullion and coins.

    Except during temporary defensive periods, the fund will invest at least 65% of its total assets in precious metals and minerals securities and precious metals bullion and coins as well as other precious metals-related investments (such as debt instruments indexed to or payable in precious metals warrants). This concentration policy is a fundamental policy of the fund.

    The precious metals and minerals securities in which the fund will invest include foreign and domestic common stocks, securities convertible into common stocks, preferred stocks, debt securities, precious metals indexed debt securities and options issued by companies engaged in the exploration, mining, fabricating, processing, distributing or trading of precious metals and minerals. A company will be considered to be principally engaged in such activities if it derives more than 50% of its income or devotes 50% or more of its assets to such activities.

    Up to 35% of the fund's total assets may be invested in (a) common stocks of companies that derive less than 50% of their income or devote 50% or less of their assets to precious metals and minerals activities, (b) long-term U.S. Government securities (securities guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities) (including zero coupon bonds) and (c) short-term money market instruments such as obligations of, or guaranteed by, the United States government, its agencies or instrumentalities (including zero coupon bonds); commercial paper; bankers' acceptances and certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $500 million or more; time deposits; or debt securities rated within the two highest grades by Moody's or S&P or, if not rated, are of comparable quality as determined by the Investment Manager and which mature within one year from the date of purchase. Investments in short-term money market instruments may equal more than 35% of the fund's assets during temporary defensive periods. Additionally, within the percentage limitation described above, up to 20% of the fund's total assets may be invested in long-term U.S. Government securities in order to offset the possible decline in the value of precious metals and precious metals securities during periods of low inflation rates.

    Because most of the world's gold production is outside of the United States, the fund expects that a majority of its assets will be invested in the securities of foreign issuers. The percentage of assets invested in particular countries or regions, however, will change from time to time according to the Investment Manager's judgement of their political stability and economic outlook. Under normal market conditions, the Fund intends to invest at least 30% of its assets in the securities of foreign issuers. Such securities may be in the form of ADRs, EDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement with a European bank. Generally, ADRs in registered form, are designed for use in the United States securities markets and EDRs, in bearer form, are designed for use in the European securities markets. In the event that ADRs or EDRs are not available for a particular security, the fund nevertheless may invest in that security. Such securities may or may not be listed on a foreign securities exchange.

    The fund will also invest a portion of its assets in gold, silver, platinum and palladium bullion and coins (or certificates, receipts or contracts representing ownership interests in these precious metals). While it is intended that no more than 25% of the fund's total assets will be invested in such bullion or coins, the fund's investment in bullion or coins may be further restricted in order to comply with regulations of states where the fund's shares are qualified for sale.

    Bullion and coins will only be bought from and sold to U.S. and foreign banks, regulated U.S. commodities exchanges, exchanges affiliated with a regulated U.S. stock exchange, and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Gold, silver, platinum and palladium bullion will not be purchased in any form that is not readily marketable. Coins will not be purchased for their numismatic value and will not be considered for purchase if they cannot be bought or sold in an active market. Any bullion or coins purchased by the fund will be delivered to and stored with a qualified custodian bank in the U.S. Investors should note that bullion and coins do not generate income, offering only the potential for capital appreciation or depreciation, and in these transactions the fund may encounter higher custody and transaction costs than those normally associated with the ownership of securities, as well as shipping and insurance costs. The fund may attempt to minimize the costs associated with actual custody of bullion or coins by the use of receipts or certificates representing ownership interests in these precious metals. The fund's Investment Manager believes that investments in precious metals themselves could serve to moderate fluctuations in the value of the fund's portfolio since at times the prices of precious metals have tended not to fluctuate as widely as the securities of issuers engaged in the mining of such metals.

    Investments related to gold and other precious metals and minerals are considered speculative and are impacted by a host of world-wide economic, financial and political factors. Prices of gold and other precious metals may fluctuate sharply over short periods of time due to changes in inflation or expectations regarding inflation in various countries, the availability of supplies of these precious metals, changes in industrial and commercial demand, metal sales by governments, central banks or international agencies, investment speculation, monetary and other economic policies of various governments and governmental restrictions on the private ownership of certain precious metals and minerals. Additionally, the precious metals and minerals securities in which the fund may invest may not necessarily move in tandem with the prices of actual precious metals and minerals.

    At the present time, there are five major producers of gold bullion. In order of magnitude they are: the Republic of South Africa, the successor states of the former Soviet Union, Canada, the United States and Australia. Political and economic conditions in these countries may have a direct effect on the mining, distribution and price of gold and sales of central bank gold holdings.

    The fund may engage in options and futures transactions and forward currency exchange transactions, may purchase private placements, zero coupon securities, when, as and if issued securities, may purchase securities on a when-issued delayed delivery or forward commitment basis and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER S&P 500 INDEX FUND. The investment objective of this fund is to provide investment results that, before expenses, correspond to the total return (I.E., the combination of capital changes and income) of the Standard & Poor's-Registered Trademark- 500 Composite Stock Price Index (the "S&P 500 Index").

    The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the Index. The fund intends to invest in substantially all of the stocks that comprise the S&P 500 Index in approximately the same weightings as they are represented in the Index. The fund operates as a "straight" index fund and will not be actively managed; as such, adverse performance of a security will ordinarily not result in the elimination of the security from the fund's portfolio. The fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, including mergers, reorganizations and similar transactions, or as may be necessary to satisfy redemption requests.


    Over the long term, the Investment Manager seeks a correlation between the performance of the fund, before expenses, and that of the S&P 500 Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The fund's ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and redemptions. The fund's ability to correlate its performance to the Index also depends to some extent on the size of the fund's portfolio and the size of cash flows into and out of the fund. To accommodate these cash flows, investment changes may be made to maintain the similarity of the fund's portfolio to the S&P 500 Index to the maximum practicable extent. The Investment Manager regularly monitors the correlation and, in the event the desired correlation is not achieved, the Investment Manager will determine what additional investment changes may need to be made.

    STOCK INDEX FUTURES CONTRACTS. The fund may purchase and sell stock index futures contracts ("futures contracts") that are traded on U.S. commodity exchanges on the S&P 500 Index ("stock index" futures). As a futures contract purchaser, the fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, the fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price. The fund will purchase or sell stock index futures contracts for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. The fund may enter into such instruments provided that not more than 5% of its assets are required as an initial margin deposit and provided that the contract prices of the stock index futures contracts do not exceed 20% of its total assets. While such instruments can be used as leveraged investments, the fund may not use them to leverage its assets.

    ADDITIONAL INFORMATION CONCERNING THE S&P 500 INDEX. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange Inc. (the "NYSE"). Stocks in the S&P 500 Index are weighted according to their market capitalization (I.E., the number of shares outstanding multiplied by the stock's current price). The Investment Manager believes that the performance of the S&P 500 Index is representative of the performance of publicly traded common stocks in general. The composition of the S&P 500 Index is determined by S&P and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

    "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("Standard & Poor's") and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

    The fund may also invest in repurchase agreements, zero coupon securities and may lend its portfolio securities, as discussed under "Risk Considerations and Investment Practices of the Underlying Funds" below.

    The fund reserves the right to seek to achieve its investment objective by converting to a "master/ feeder" fund structure.

    DEAN WITTER SHORT-TERM BOND FUND. The investment objective of this fund is to provide investors with a high level of current income, consistent with the preservation of capital. The fund seeks to achieve its investment objective by investing in short-term, fixed-income securities with a dollar-weighted average portfolio maturity of less than three years. The fund may invest in nominally longer-term securities that have many of the characteristics of shorter-term securities which will be deemed to have maturities earlier than their ultimate maturity dates (E.G., securities with demand features). A substantial portion of the fund's portfolio will consist of fixed-income securities issued by U.S. corporate issuers and by the U.S. Government, its agencies and instrumentalities.

    Under normal market conditions, at least 65% of the fund's total assets will be invested in bonds (for purposes of this provision, debt securities, which had at time of issuance a maturity of greater than one year, are defined as "bonds"). Furthermore, a portion of the fund's portfolio (up to 25% of the fund's total assets) may be invested in fixed-income securities issued by foreign corporate and government issuers.

    The fund is designed for the investor who seeks a higher yield than a money market fund and less fluctuation in net asset value than a longer-term bond fund. In addition, while an investment in the fund is not federally insured and there is no guarantee of price stability (the fund is not a money market fund with a virtually constant net asset value per share), an investment in the fund--unlike a certificate of deposit ("CD")--is not frozen for any specific period of time, may be redeemed at any time without incurring early withdrawal penalties, and may also provide a higher yield.

    The non-governmental debt securities in which the fund will invest will include: (a) corporate debt securities, including bonds, notes and commercial paper, rated in the four highest categories by a nationally recognized statistical rating organization ("NRSRO") including Moody's, S&P, Duff and Phelps, Inc. and Fitch Investors Service, Inc.; (b) bank obligations, including CDs, bankers' acceptances and time deposits, issued by banks with a long-term CD rating in one of the four highest categories by a NRSRO; and (c) investment grade fixed-rate and adjustable rate Mortgage-Backed and Asset-Backed securities of corporate issuers. Investments in securities rated within the four highest rating categories by a NRSRO are considered "investment grade." However, such securities rated within the fourth highest rating category by a NRSRO may have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. Where a fixed-income security is not rated by a NRSRO (as may be the case with a foreign security) the Investment Manager will make a determination of its creditworthiness and may deem it to be investment grade.

    The fund may also invest in preferred stocks rated in one of the four highest categories by a NRSRO.

    Up to 5% of the fund's net assets may be invested in fixed-income securities rated below investment grade. Such lower-rated securities are considered to be speculative investments and, while producing higher yields than investment grade securities, are subject to greater credit risks. The fund does not have any minimum quality rating standards with respect to this portion of its portfolio. If an investment grade fixed-income security held by the fund is downgraded by a rating agency to a grade below investment grade, the fund may retain such security in its portfolio unless such downgraded security, together with all other non-investment grade fixed-income securities held by the fund constitute, in the aggregate, more than 5% of the fund's net assets. In such event, the Investment Manager will seek to sell such securities from its portfolio, as soon as is reasonably practicable, in sufficient amounts to reduce this total to below 5% of its net assets. A description of fixed-income security ratings is contained in the Appendix to the Statement of Additional Information.

    The United States Government securities (including zero coupon securities) in which the fund will invest include securities which are direct obligations of the United States Government, such as United States treasury bills, and which are backed by the full faith and credit of the United States; securities which are backed by the full faith and credit of the United States but which are obligations of a United States agency or instrumentality (E.G., obligations of the Government National Mortgage Association); securities issued by a United States agency or instrumentality which has the right to borrow, to meet its obligations, from an existing line of credit with the United States Treasury (E.G., obligations of the Federal National Mortgage Association); securities issued by a United States agency or instrumentality which is backed by the credit of the issuing agency or instrumentality (E.G., obligations of the Federal Farm Credit System); and governmentally issued mortgage-backed securities.

    In addition, as stated above, up to 25% of the fund's total assets may be invested in securities issued by foreign corporations and governments and their agencies and instrumentalities. Such securities may be denominated in foreign currencies. The principal foreign currencies in which such securities will be denominated are: the Australian dollar; Deutsche mark; Japanese yen; French franc; British pound; Canadian dollar; Mexican peso; Swiss franc; Dutch guilder; Austrian schilling; Spanish Peseta; Swedish Krona; and European Currency Unit. The fund will only invest in foreign securities which are rated by a NRSRO as investment grade or which, if unrated, are deemed by the Investment Manager to be of investment grade creditworthiness.

    The fund may also purchase foreign securities, repurchase agreements, when, as and if issued securities, zero coupon securities, may purchase securities on a when-issued delayed delivery or forward commitment basis and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER SPECIAL VALUE FUND. The investment objective of this fund is long-term capital appreciation. This fund seeks to achieve its objectives by investing primarily in equity securities issued by companies whose equity market capitalization, at the time of purchase, falls within the range of $100 million to $1 billion and that, in the opinion of the Investment Manager, appear undervalued relative to the marketplace or to investments in similar companies. Under normal market conditions, the fund will invest at least 65% of its total assets in common stocks issued by these small-sized companies. Up to 35% of the fund's total assets may be invested in common stocks not meeting the foregoing small company equity market parameters, in debt or preferred equity securities convertible into or exchangeable for equity securities, in non-convertible debt or preferred equity securities, and in rights and warrants.

    The Investment Manager intends to pursue a value-oriented approach in selecting securities for the fund's portfolio. This approach seeks to identify securities whose market value, in the Investment Manager's view, is less than their intrinsic value. The Investment Manager believes that securities of certain small companies often trade at a discount from their intrinsic value (sometimes also referred to as "business value" or "investment worth").

    Stocks of small companies are often under-researched and not widely recognized by stock analysts or the financial press and, as a result, may be less efficiently priced than larger, better-known companies. In addition, small companies may have other unique attributes which make them relatively undervalued in the market place compared to other similar larger companies. The Investment Manager will attempt to identify and invest in such securities for the fund with the expectation that the "value discount" may narrow over time and lead to capital appreciation for the fund.

    As part of the value-oriented approach, the Investment Manager, based on research and analysis, will seek to identify companies with attributes which the Investment Manager believes provide growth opportunities but are not fairly valued in the market place. Such attributes may include, among other things, one or more of the following: valuable franchises or other intangibles; ownership of valuable trademarks or trade names; control of distribution networks or of other market share for particular products; ownership of real estate, the value of which is understated; underutilized liquidity and other factors that would identify the issuer as a potential takeover target or turnaround candidate.

    In addition to, or instead of, seeking companies with attributes such as those described above, the Investment Manager may select securities for investment by the fund on the basis of the Investment Manager's belief that the potential exists for some catalyst to cause a stock's price to rise. Such a catalyst might include, among other things, one or more of the following: increased investor attention, asset sales, corporate restructurings or reorganizations, a cyclical turnaround of a depressed business or industry, a new product/innovation, or significant changes in management and regulatory or environmental shifts.

    In its security selection process, the Investment Manager will focus initially on securities with market-to-book ratios and price-earnings ratios which are lower than those of the general market averages or those of securities of similar companies, although the fund is not restricted to selecting only securities with those characteristics if other indicators of a value discount exist. In evaluating a company as a potential investment of the fund, the Investment Manager will consider factors such as the company's dividend yield (if any), growth in sales, balance sheet, average sales-per-share, cash flow per share, management capabilities, attractiveness of business opportunities, pricing flexibility, financial and accounting practices and an ability or prospects to increase revenues, earning and cash flow, and profitability, in an effort to determine whether the company's intrinsic value is greater than its market price.

    The fund's strategy of investing in small companies will involve investment in a large number of portfolio securities which may be volatile and long-term in nature. Such investments may include "micro-cap" companies (generally, companies with equity market capitalization of less than $150 million) which represent some of the smallest and least liquid equity securities in the U.S. markets. An investment in the fund, therefore, should be considered a long-term holding and not a complete investment program and may not be suitable for all investors, For a further discussion of the risks of investing in smaller companies, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    Fixed-income securities in which the fund may invest include corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. The non-governmental debt securities in which the fund will invest will include: (a) corporate debt securities, including bonds, notes and commercial paper, rated in the four highest categories by a NRSRO including Moody's, S&P, Duff and Phelps, Inc. and Fitch Investors Service, Inc., or, if unrated, of comparable quality as determined by the Investment Manager, and (b) bank obligations, including CDs, banker's acceptances and time deposits, issued by banks with a long-term CD rating in one of the four highest categories by a NRSRO. Investments in securities rated within the four highest rating categories by a NRSRO are considered "investment grade." However, such securities rated within the fourth highest rating category by a NRSRO have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken the capacity of their issuers to make principal and interest payments than would be the case with investments in securities with higher credit ratings. Where a fixed-income security is not rated by a NRSRO, the Investment Manager will make a determination of its creditworthiness and may deem it to be investment grade.

    This fund also may invest up to 20% of its total assets in convertible fixed-income securities rated below investment grade or, if unrated, of comparable quality as determined by the Investment Manager. In addition, the fund may invest up to 5% of its total assets in non-convertible fixed-income securities rated below investment grade or, if unrated, of comparable quality as determined by the Investment Manager. Securities below investment grade are the equivalent of high yield, high risk bonds (commonly known as " junk bonds"). The fund will not invest in fixed-income securities that are in default in payment of principal or interest. In the event that the fund's investments in securities rated below investment grade, including downgraded securities, constitute more than 20% (in the case of convertible fixed-income securities) or 5% (in the case of non-convertible fixed-income securities) of the fund's total assets, the fund will seek immediately to sell sufficient securities to reduce the total to below the applicable percentage. See "Risk Considerations and Investment Practices of the Underlying Funds" below for a discussion of the risks of investing in lower-rated and unrated fixed-income securities and the Appendix to the Statement of Additional Information for a description of fixed-income security ratings.

    The U.S. Government securities in which the fund may invest include securities which are direct obligations of the United States Government, such as United States treasury bills, notes and bonds, and which are backed by the full faith and credit of the United States; securities which are backed by the full faith and credit of the United States but which are obligations of a United States agency or instrumentality (E.G., obligations of the Government National Mortgage Association); securities issued by a United States agency or instrumentality which has the right to borrow, to meet its obligations, from an existing line of credit with the United States Treasury (E.G., obligations of the Federal National Mortgage Association); securities issued by the United States agency or instrumentality which is backed by the credit of the issuing agency or instrumentality (E.G., obligations of the Federal Farm Credit System).

    Money market instruments in which the fund may invest include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (Treasury bills, notes and bonds, including zero coupon securities); bank obligations; Eurodollar certificates of deposit; obligations of savings institutions; fully insured certificates of deposit; and commercial paper rated within the four highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's. Such securities may be used to invest uncommitted cash balances.

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some of all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which up to 100% of its total assets is invested in money market instruments or cash.

    The fund may invest in American Depository Receipts and securities of Canadian issuers registered under the Securities Act of 1934, but under current policy the fund will not otherwise invest in foreign securities. The fund may also purchase and sell futures contracts on stock indexes, may invest in repurchase agreements, private placements, zero coupon securities and real estate investment trusts, may purchase securities on a when-issued, delayed delivery or forward commitment basis, may purchase securities on a "when, as and if issued" basis, and may lend its portfolio securities, as discussed under "Risk Considerations and Investment Practices of the Underlying Funds" below.

    The fund intends to suspend the offering of its shares to new investors whenever the Investment Manager determines that doing so is in the best interests of prudent portfolio management. During any such suspension, current shareholders of the fund will continue to be able to purchase additional fund shares. The fund currently anticipates suspending the offering of its shares to new investors if its net assets reach a level of approximately $250 million, unless the Investment Manager determines that the continued offering of the fund's shares is consistent at that time with prudent portfolio management. Subsequently, the fund may recommence offering its shares to new investors from time to time as may be consistent with prudent portfolio management.

    DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST. The investment objective of this fund is high current income consistent with safety of principal. The fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities ("U.S. Government securities"). All such obligations are backed by the "full faith and credit" of the United States. Investments may be made in obligations of instrumentalities of the U.S. Government only where such obligations are guaranteed by the U.S. Government.

    U.S. Government securities include U.S. Treasury securities consisting of Treasury bills, Treasury notes and Treasury bonds. Some of the other U.S. Government securities in which the fund may invest include securities of the Federal Housing Administration, the Government National Mortgage Association, the Department of Housing and Urban Development, the Export-Import Bank, the Farmers Home Administration, the General Services Administration, the Maritime Administration, Resolution Funding Corporation and the Small Business Administration. The maturities of such securities usually range from three months to thirty years.

    The fund is not limited as to the maturities of the U.S. Government securities in which it may invest, except that the fund will not purchase zero coupon securities with remaining maturities of longer than ten years. For a discussion of the risks of investing in U.S. Government securities (including such securities purchased on a when-issued, delayed delivery or firm commitment basis and zero coupon securities), see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    While the fund has the ability to invest in any securities backed by the full faith and credit of the United States, it is currently anticipated that a substantial portion of the fund's assets will be invested in Certificates of the Government National Mortgage Association (GNMA). Should market or economic conditions warrant, this policy is subject to change at any time at the discretion of the Investment Manager.

    Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Reinvestment by the fund of prepayments may occur at higher or lower interest rates than the original investment. Historically, actual average life has been consistent with the twelve-year assumption referred to above. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the Certificates. Interest on GNMA Certificates is paid monthly rather than semi-annually as for traditional bonds.

    The fund will invest in mortgage pass-through securities representing participation interests in pools of residential mortgage loans originated by United States governmental or private lenders such as banks, broker-dealers and financing corporations and guaranteed, to the extent provided in such securities, by the United States Government or one of its agencies or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. The guaranteed mortgage pass-through securities in which the fund may invest include those issued or guaranteed by GNMA or other entities which securities are backed by the full faith and credit of the United States.

    Certificates for mortgage-backed securities evidence an interest in a specific pool of mortgages. These certificates are, in most cases, "modified pass-through" instruments, wherein the issuing agency guarantees the payment of principal and interest on mortgages underlying the certificates, whether or not such amounts are collected by the issuer on the underlying mortgages.

    The fund may also invest in adjustable rate mortgage securities ("ARMs"), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve or thirteen scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

    The fund may also invest in collateralized mortgage obligations or "CMOs" which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. However, the fund will only invest in CMOs which are backed by the full faith and credit of the United States.

    The fund also may invest in, among other things, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    For a discussion of the risks of investing in mortgage-backed securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER UTILITIES FUND. The investment objective of this fund is to provide current income and long-term growth of income and capital. The fund seeks to achieve its investment objective by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies.

    The fund invests in both equity securities (common stocks and securities convertible into common stock) and fixed income securities (bonds and preferred stock) in the public utilities industry. The fund does not have any set policies to concentrate within any particular segment of the utilities industry.

    Fixed-income securities in which the fund may invest are debt securities and preferred stocks, which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P, or which, if unrated, are deemed to be of comparable quality by the fund's Trustees. The fund may also purchase equity and fixed-income securities issued by foreign issuers.

    Investments in fixed-income securities rated either BBB by S&P or Baa by Moody's (the lowest credit ratings designated "investment grade") may have speculative characteristics and, therefore, changes in economic conditions or other circumstances are more likely to weaken their capacity to make principal and interest payments than would be the case with investments in securities with higher credit ratings. If a fixed-income security held by the fund is rated BBB or Baa and is subsequently downgraded by a rating agency, the fund will retain such security in its portfolio until the Investment Manager determines that it is practicable to sell the security without undue market or tax consequences to the fund. In the event that such downgraded securities constitute 5% or more of the fund's total assets, the Investment Manager will sell immediately securities sufficient to reduce the total to below 5%.

    While the fund will invest primarily in the securities of public utility companies, under ordinary circumstances it may invest up to 35% of its total assets in U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), money market instruments and repurchase agreements. U.S. Government securities in which the fund may invest include zero coupon securities.

    There may be periods during which, in the opinion of the Investment Manager, market conditions warrant reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which greater than 35% of its net assets are invested in cash or money market instruments.

    The fund may invest in securities of foreign companies, may purchase private placements, zero coupon securities, when, as and if issued securities, may enter into repurchase agreements, may purchase securities on a when-issued delayed delivery or forward commitment basis and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.

    DEAN WITTER VALUE-ADDED MARKET SERIES--EQUITY PORTFOLIO. The investment objective of the Equity Portfolio, currently this fund's single investment portfolio, is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The fund will seek to attain the Equity Portfolio's investment objective by investing on an equally-weighted basis in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The S&P 500 Index consists of 500 common stocks selected by S&P, most of which are listed on the New York Stock Exchange. Inclusion of a stock in the S&P 500 Index implies no opinion by S&P as to the quality of the stock as an investment. The S&P 500 Index is determined, composed and calculated by S&P without regard to the fund. S&P is neither a sponsor of, nor in any way affiliated with, the fund, and S&P makes no representation or warranty, express or implied, on the advisability of investing in the fund or as to the ability of the S&P Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. S&P has no connection with the fund other than the licensing to the Investment Manager of the use of the S&P 500 Index in connection with the fund.

    The fund invests in the stocks included in the S&P 500 Index on an equally-weighted basis; that is, to the extent practicable and subject to the specific investment policies and restrictions described below, an equal portion of the fund's assets is invested in each of the 500 securities in the S&P 500 Index. This differs from the S&P 500 Index and nearly all other major indexes, which generally are weighted on a market-capitalization basis. For example, the 50 largest capitalization issuers in the S&P 500 Index represent approximately 45% of the S&P 500 Index. However, in accordance with its investment policies, the fund will strive to maintain each stock holding equally, so that, subject to the specific investment policies and investment restrictions described below, approximately 0.20 of 1% of the fund's total invested assets will be invested in each of the 500 companies included in the S&P 500 Index. The equal-weighting technique is based on the Investment Manager's statistical analysis that most portfolio performance is usually generated by only one-quarter to one-third of the portfolio. Since there is no certainty that any specific company or industry selection, even within a broad-based index such as the S&P 500 Index, will achieve superior performance, the Investment Manager believes equal-weighting may benefit the fund in seeking to attain its investment objective.

    The holdings of the fund will be adjusted by the Investment Manager not less than quarterly to reflect changes in the fund's asset levels and in the relative values of the common stocks in the fund's portfolio so that following each adjustment the value of the fund's investment in each security will be equal to the extent practicable. In addition, whenever a company is eliminated from or added to the S&P 500 Index, the fund will sell or purchase the stock of such company, as the case may be, as soon as practicable. Accordingly, securities may be purchased and sold by the fund when such purchases and sales would not be made under traditional investment criteria.

    In addition, the Investment Manager may eliminate one or more securities (or elect not to increase the fund's position in such securities), notwithstanding the continued listing of such securities in the S&P 500 Index, in the following circumstances: (a) the stock is no longer publicly traded, such as in the case of a leveraged buyout or merger; (b) an unexpected adverse development with respect to a company, such as bankruptcy or insolvency; (c) in the view of the Investment Manager, there is a high degree of risk with respect to a company that bankruptcy or insolvency will occur; or (d) in the view of the Investment Manager, based on its consideration of the price of a company's securities, the depth of the market in those securities and the amount of those securities held or to be held by the fund, retaining shares of a company or making any additional purchases would be inadvisable because of liquidity risks. The Investment Manager will monitor on an ongoing basis all companies falling within any of the circumstances described in this paragraph, and will return such company's shares to the fund's portfolio, or recommence purchases, when and if those conditions cease to exist.


    MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND. This fund currently consists of two separate portfolios, each of which is operated as an open-end, diversified management investment company. The investment objective of the portfolio contained in the fund's current Prospectus, the "Best Ideas" Portfolio (the " 'Best Ideas' Portfolio" or the "Portfolio"), is long-term capital growth.



    The "Best Ideas" Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in the common stock (including depository receipts, such as ADRs or EDRs) of U.S. and non-U.S. companies included in the "Best Ideas" subgroup of "Global Investing:
The Competitive Edge," a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research ("MSDW Equity Research") and such Supplemental Securities (as defined below) chosen by the Investment Manager.



    MSDW EQUITY RESEARCH. MSDW Equity Research is recognized as a world leader in global financial research and provides comprehensive research and in-depth knowledge about general markets and specific companies from around the world. It believes that companies with a sustainable competitive edge in the operations of their businesses are worth more than their weaker competitors. Through its on-going research and analysis,

MSDW Equity Research has developed and undertaken a comprehensive study which it calls "Global Investing: The Competitive Edge" which represents the list of those companies.



    Specifically, MSDW Equity Research group's research analysts and strategists presently evaluate approximately 2,000 companies in 21 industry sectors worldwide (the "MSDW Covered Securities"). An initial comprehensive review was conducted in October 1996 and identified 238 companies from the MSDW Covered Securities (then nearly 1,650) as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge List"). The criteria used to select companies that have a global competitive advantage vary according to industry sector. The Competitive Edge List is currently updated annually. From the Competitive Edge List, MSDW Equity Research then assembled a subgroup of 40 companies which it considered at that time to be the most attractive investment opportunities of the companies identified as having a long-term sustainable competitive advantage in the global arena (the "Competitive Edge 'Best Ideas' List"). MSDW Equity Research's Competitive Edge List and Competitive Edge "Best Ideas" List are not compiled with any particular client or product in mind and are not, and will not be, compiled with the fund in mind. When selecting the companies for its Competitive Edge "Best Ideas" List, MSDW Equity Research does not take into account country or currency risk, and country or industry sector diversification concerns. MSDW publishes other lists of recommended securities that could be appropriate for Portfolio investors but which will not be used by the Investment Manager for choosing securities for the Portfolio. MSDW could at any time cease publishing the Competitive Edge List and the Competitive Edge "Best Ideas" List. In that event the Board of Trustees will make a determination of how to proceed in the best interests of shareholders of the Portfolio consistent with the Portfolio's investment objective. A list of the companies contained on the Competitive Edge "Best Ideas" List as of September 30, 1997 is set forth in the fund's Statement of Additional Information. The Competitive Edge "Best Ideas" List is currently updated by MSDW Equity Research quarterly.



    In accordance with the Portfolio's investment restrictions described below, the Portfolio will not invest 25% or more of the value of its total assets in any one industry. In addition, as the Portfolio principally invests in the securities of companies on the Competitive Edge "Best Ideas" List, which currently consists of only 40 companies, the Portfolio will invest in a relatively small universe of securities. Accordingly, the Portfolio may be highly invested in any one industry or country. It is the intention of the Investment Manager that at least 1% and not more than 5% of the Portfolio's net assets will be invested in each company on the Competitive Edge "Best Ideas" List, determined at the time of investment and subject to the specific investment policies and restrictions described below. However, the Investment Manager may eliminate or reduce its investment in any company on the Competitive Edge "Best Ideas" List below 1% of the Portfolio's net assets, in the following circumstances: (a) the stock is no longer publicly traded, such as in the case of a leveraged buyout or merger; (b) in the view of the Investment Manager, there is a material adverse development with respect to a company, including but not limited to the downgrading of the company's rating by MSDW Equity Research;
(c) concerns that, in view of the price of the company's securities, the depth of the market in those securities and the amount of those securities held or to be held by the Portfolio, retaining shares of that company or making additional purchases would be inadvisable because of liquidity concerns; or (d) the diversification and other requirements that apply to registered investment companies. The Investment Manager will monitor on an ongoing basis all companies falling within any of the circumstances described in this paragraph, and may increase the Portfolio's holdings in such company's shares when and if those conditions cease to exist. The Portfolio will purchase any security which is added to the Competitive Edge "Best Ideas" List, and will sell a security which is eliminated from the Competitive Edge "Best Ideas" List and any related Supplemental Security (as defined below), as soon as practicable after the Competitive Edge "Best Ideas" List has been updated by MSDW Equity Research, unless the Investment Manager decides to hold such security as a Supplemental Security. Accordingly, securities may be purchased and sold by the Portfolio when such purchases and sales would not be made under traditional investment criteria. The Investment Manager will not have access to the Competitive Edge "Best Ideas" List prior to its quarterly update by MSDW Equity Research.



    While the Portfolio intends to invest in securities on the Competitive Edge "Best Ideas" List, the Portfolio may purchase one or more supplemental securities ("Supplemental Securities") that are not included on the Competitive Edge "Best Ideas" List but are on the Competitive Edge List or, in the event no suitable securities are on the Competitive Edge List, such other securities deemed suitable by the Investment Manager. Supplemental Securities will generally be selected by the Investment Manager from the same or similar industry sector as the security which they are supplementing or replacing. Accordingly, the Portfolio's holdings may not be limited to those on the Competitive Edge "Best Ideas" List. While there is no limit on the total number of Supplemental Securities that the Portfolio may hold, Supplemental Securities and all other securities that are not on the Competitive Edge "Best Ideas" List generally will not exceed 35% of the Portfolio's total assets. In addition, each security on the Competitive Edge "Best Ideas" List which is supplemented or replaced, together with its corresponding Supplemental Securities, will have a combined weighting of no more than 5% of the Portfolio's net assets, determined at the time of investment.



    The Portfolio may invest up to 20% of its total assets in money market instruments or cash. The money market instruments in which the Portfolio may invest are securities issued or guaranteed by the U.S. Government (Treasury bills, notes and bonds (including zero coupon securities)) American bank obligations; Eurodollar certificates of deposit; obligations of American savings institutions; fully insured certificates of deposit; and commercial paper of American issuers rated within the two highest grades by Moody's or S&P or, if not rated, issued by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.



    There may be periods during which market conditions warrant reduction of some or all of the Portfolio's securities holdings. During such periods, the Portfolio may adopt a temporary "defensive" posture in which up to 100% of the Portfolio's net assets are invested in cash or money market instruments.



    COMPETITIVE EDGE "BEST IDEAS" SELECTION. The net asset value of the Portfolio will fluctuate depending upon, among other things, the performance of the securities included on the Competitive Edge "Best Ideas" List, which currently consists of 40 companies and which is only updated quarterly. The Portfolio is subject to all the risks associated with investing in a small universe of securities. There can be no assurance that the securities contained in the Competitive Edge "Best Ideas" List will perform as anticipated. The selection of companies on the Competitive Edge "Best Ideas" List is a subjective determination by MSDW Equity Research. Past performance of the securities and issuers included in the Competitive Edge "Best Ideas" List cannot be used to predict future results of the Portfolio, which is actively managed by the Investment Manager and the results of which are expected to vary from the performance of the Competitive Edge "Best Ideas" List.



    POTENTIAL INVESTMENT RESTRICTIONS. The activities of an affiliate of the Investment Manager, including but not limited to Dean Witter Reynolds Inc. ("DWR") or Morgan Stanley & Co. Incorporated ("Morgan Stanley"), may from time to time limit the Portfolio's ability to purchase or sell securities on the Competitive Edge "Best Ideas" List. For instance, when DWR or Morgan Stanley or one of their affiliates is engaged in an underwriting or other distribution of stock of an issuer, the Investment Manager may be prohibited from purchasing the stock of that issuer for the Portfolio. In addition, the Competitive Edge "Best Ideas" List is available to other clients of MSDW and its affiliates, including the Investment Manager, as well as the Portfolio. The lists are also subject to restrictions related to MSDW's other businesses and particular securities may or may not be on the lists due to other business concerns of, or legal restrictions applicable to, MSDW.



    As a diversified financial services firm, with three primary businesses--securities, asset management and credit services, MSDW provides a wide range of financial services to issuers of securities and investors in securities. MSDW and others associated with it may create markets or specialize in, have positions in and affect transactions in securities of companies included on its research lists and may also perform or seek to perform investment banking services for those companies. Within the last three years MSDW may have managed or co-managed public security offerings for companies included on their research lists, and they or their employees may have a long or short position on holdings in the securities, or options on securities, or other related investments of companies included on their research lists.



    The Best Ideas Portfolio may invest in foreign securities and private placements, may engage in options and futures transactions, may enter into forward foreign currency exchange contracts, may enter into repurchase agreements, may enter into repurchase agreements and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.



    MORGAN STANLEY DEAN WITTER GROWTH FUND. The investment objective of this fund is long-term growth of capital. The fund invests primarily in common stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings. The fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in common stocks and convertible securities. There are no minimum rating or quality requirements with respect to convertible securities in which the fund may invest and, thus, all or some of such securities may be below investment grade. See the Appendix to the Statement of Additional Information for a discussion of ratings of fixed-income securities.



    The Sub-Adviser invests the fund's assets by pursuing its "equity growth" philosophy. That strategy involves a two-step process to achieve value for the fund's shareholders by taking advantage of unrecognized appreciation potential created by changes in the economic, social and political environments. Pursuant to its approach, the Sub-Adviser emphasizes individual security selection. Individual companies are chosen for investment by the fund, based on factors including but not limited to: potential growth in earnings and dividends; quality of management; new products and/or new markets; research and development capabilities; historical rate of return on equity and invested capital; cash flow and balance sheet strength; and forcing value through company initiatives such as cost reduction or share repurchase. As a second step, the Sub-Adviser considers the weightings that the selected companies and industries will have in the portfolio.



    The fund intends to invest primarily, but not exclusively, in companies having stock market capitalizations (calculated by multiplying the number of outstanding shares of a company by the current market price) of at least $1 billion. The Sub-Adviser anticipates that the fund will focus its investments in fewer than 100 companies, although the Sub-Adviser continuously monitors up to 250 companies for possible investment by the fund. The fund's holdings are changed by the Sub-Adviser as warranted based on changes in the overall market or economic environment, as well as factors specific to particular companies.

    While the fund invests primarily in common stocks and securities convertible into common stock, under ordinary circumstances it may invest up to 35% of its total assets in money market instruments, which are short-term (maturities of up to thirteen months) fixed-income securities issued by private and governmental institutions. Money market instruments in which the fund may invest are securities issued or guaranteed by the U.S. Government or its agencies (Treasury bills, notes and bonds); obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more; Eurodollar certificates of deposit; obligations of savings banks and savings and loan associations having total assets of $1 billion or more; fully insured certificates of deposit; and commercial paper rated within the two highest grades by Moody's S&P or, if not rated, issued by a company having an outstanding debt issue rated AAA by S&P or Aaa by Moody's.



    There may be periods during which, in the opinion of the Investment Manager or Sub-Adviser, market conditions warrant reduction of some or all of the fund's securities holdings. During such periods, the fund may adopt a temporary "defensive" posture in which greater than 35% and, in some circumstances up to 100%, of its assets is invested in money market instruments or cash.



    The fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the "Act"), and as such is not limited by the Act in the proportion of its assets that it may invest in the obligations of a single issuer. However, the fund intends to conduct its operations so as to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. See "Dividends, Distributions and Taxes." In order to qualify, among other requirements, the fund will limit its investments so that at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets not more than 5% will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer. To the extent that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company. The limitations described in this paragraph are not fundamental policies and may be revised to the extent applicable Federal income tax requirements are revised.



    The fund may also invest in real estate investment trusts, private placements and restricted securities and zero coupon securities, may enter into repurchase agreements, may engage in options and futures transactions and may purchase securities on a when-issued, delayed delivery basis and on a when, as and if issued basis. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.



    MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES. The investment objective of this fund is to seek total return. Total return consists of capital appreciation (including realized and unrealized capital gains and losses) and current income (including dividends, interest and, in the case of discounted instruments, discount accruals).



    The fund seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of domestic and foreign equity securities of companies whose capitalization falls within the range of companies comprising the Standard & Poor's Mid-Cap 400 Index ("S&P 400"), which capitalization range is approximately between $220 million and $13 billion as of February 24, 1998, and that currently pay dividends and that have the potential for increasing dividends. The fund may invest up to 35% of its total assets in common stocks of U.S. companies that fall outside the range of mid-cap securities or in non-dividend paying mid-cap securities and in U.S. Government securities (securities issued or guaranteed as to principal and interest by the United States or its agencies and instrumentalities), investment grade corporate debt securities and/or money market instruments when, in the opinion of the Investment Manager, the projected total return on such securities is equal to or greater than the expected total return on equity securities or when such holdings might be expected to reduce the volatility of the portfolio (for purposes of this provision, the term "total return" means the difference between the cost of a security and the aggregate of its market value and dividends received); or in money market instruments under any one or more of the following circumstances: (i) pending investment of proceeds of sale of the fund's shares or of portfolio securities; (ii) pending settlement of purchases of portfolio securities; or (iii) to maintain liquidity for the purpose of meeting anticipated redemptions. The fund may also invest up to 35% of its net assets in convertible bonds or preferred stocks that are convertible into common stock, or in rights and warrants, so long as each such investment is consistent with the fund's investment objective. There are no minimum rating or quality requirements with respect to convertible securities in which the fund may invest and, thus, all or some of such securities may be below investment grade. The fund will not invest in convertible securities that are in default in payment of principal or interest.



    In the opinion of the Investment Manager, mid-cap companies typically have a better growth potential than their large-cap counterparts because they are still in the early and more dynamic period of their corporate existences. Often mid-size companies and the industries in which they are focused are still evolving as opposed to the more mature industries served by large-cap companies. Moreover, mid-cap companies are not considered "emerging" stocks, nor are they as volatile as small-cap firms. This is because mid-cap companies have increased liquidity, attributable to their larger market capitalization as well as longer and more established track records, and a stronger market presence and dominance than small-cap firms. Consequently, because of the better growth inherent in these companies, and their industries, mid-cap companies offer superior return potential to large-cap companies, albeit with greater risk, yet owing to their relatively larger size and better recognition in the investment community, they have a reduced risk profile compared to smaller, emerging or micro-cap companies, but offer less opportunity for capital appreciation.



    The fund may invest up to 25% of the value of its total assets, at the time of purchase, in equity securities, rights and warrants issued by foreign issuers. The fund will invest in foreign securities whose market capitalization is within the range of the companies comprising the S&P 400. Although certain of these securities may not be mid-cap companies in the foreign markets in which they trade, they will be included in the mid-cap securities in which the fund may invest. Such investments may also be in the form of ADRs, EDRs or other similar securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The fund's investments in unlisted foreign securities are subject to the fund's overall policy limiting its investment in illiquid securities to 15% or less of its net assets.



    Notwithstanding the fund's investment objective of seeking total return, the fund may, for defensive purposes, without limitation, invest in: obligations of the United States Government, its agencies or instrumentalities; cash & cash equivalents in major currencies; repurchase agreements; zero coupon securities; money market instruments; and commercial paper.



    The fund may also invest in private placements and restricted securities, zero coupon securities and real estate investment trusts and may purchase securities on a when-issued delayed delivery basis or on a when, as and if issued basis and may lend its portfolio securities. For a discussion of the risks of investing in these securities, see "Risk Considerations and Investment Practices of the Underlying Funds" below.


RISK CONSIDERATIONS AND INVESTMENT PRACTICES OF THE UNDERLYING FUNDS

    The net asset value of each Portfolio of the Fund's shares will fluctuate with changes in the market value of the Fund's portfolio securities. The market value of the Fund's portfolio securities will increase or decrease due to a variety of economic, market or political factors which cannot be predicted. At times, purchases or redemptions of the Underlying Funds by the Fund could adversely impact the Underlying Fund. An Underlying Fund may be required to sell securities at inopportune times in order to meet Fund redemption requests. In addition, there may be tax consequences associated with sales of securities and such sales may also increase transaction costs. The Investment Manager will seek to minimize the impact of allocation decisions on the Underlying Funds and may, at times, allocate or re-allocate assets in greater or lesser amounts among funds than it otherwise would have had the Investment Manager not taken such factors into account. A general description and the risks involved of the various investment practices and techniques which some or all of the Underlying Funds (in this section "fund" or "funds") may engage in is set forth below. A more detailed discussion can be found in this Fund's Statement of Additional Information as well as in the Prospectus and Statement of Additional Information of each Underlying Fund.

    FOREIGN SECURITIES. Investors should carefully consider the risks of investing in securities of foreign issuers and securities denominated in non-U.S. currencies. Fluctuations in the relative rates of exchange between the currencies of different nations will affect the value of a fund's investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of a funds' assets denominated in that currency and thereby impact upon the fund's total return on such assets.

    Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade.

    Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of a fund's assets and any effects of foreign social, economic or political instability. Political and economic developments in Asia may have profound effects upon the value of a large segment of a fund's portfolio. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of fund trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to a fund due to subsequent declines in value of such securities and the inability of the fund to make intended security purchases due to settlement problems could result in a failure of the fund to make potentially advantageous investments.

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
    The foreign securities in which the Fund will be investing through its investments in the Underlying Funds may be issued by issuers located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Certain Underlying Funds may enter into forward foreign currency exchange contracts ("forward contracts") in connection with their foreign securities investments.

    A forward contract involves an obligation to purchase or sell a currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A fund may enter into forward contracts as a hedge against fluctuations in future foreign exchange rates.

    A fund will enter into forward contracts under various circumstances. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the fund is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase (by the fund or the counterparty) and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    At other times, when, for example, a fund's Investment Manager or Adviser or Sub-Adviser believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or some other foreign currency, the fund may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the fund's securities holdings (or securities which the fund has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, a fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected by the Investment Manager or Adviser or Sub-Adviser when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.

    In addition, when a fund's Investment Manager or Adviser or Sub-Adviser anticipate purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, the fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency. The fund may, however, close out the forward contract without purchasing the security which was the subject of the "anticipatory" hedge.

    In all of the above circumstances, if the currency in which a fund's securities holdings (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the fund will have realized fewer gains than had the fund not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. A fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager or Adviser or Sub-Adviser. A fund generally will not enter into a forward contract with a term of greater than one year, although it may enter into forward contracts for periods of up to five years. A fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code requirements relating to qualification as a regulated investment company.

    OPTIONS AND FUTURES TRANSACTIONS. Certain of the Underlying Funds may purchase and sell (write) call and put options on (i) portfolio securities which are denominated in either U.S. dollars or foreign currencies; (ii) stock indexes; and (iii) the U.S. dollar and foreign currencies. Such options are or may in the future be listed on several U.S. and foreign securities exchanges or may be traded in over-the-counter transactions ("OTC options"). OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the fund.

    A fund is permitted to write covered call options on portfolio securities and the U.S. dollar and foreign currencies, without limit, in order to hedge against the decline in the value of a security or currency in which such security is denominated (although such hedge is limited to the value of the premium received) and to close out long call option positions. A fund may write covered put options, under which the fund incurs an obligation to buy the security (or currency) underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election.

    A fund may purchase listed and OTC call and put options in amounts equalling up to 5% of its total assets. A fund may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing or, in the case of call options on a foreign currency, to hedge against an adverse exchange rate change of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. A fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on a fund's ability to purchase call and put options other than compliance with the foregoing policies.

    A fund may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on underlying portfolio securities, on any currency ("currency" futures), on U.S. and foreign fixed-income securities ("interest rate" futures) and on such indexes of U.S. or foreign equity or fixed-income securities as may exist or come into being ("index" futures). A fund may purchase or sell interest rate futures contracts for the purpose of hedging some or all of the value of its portfolio securities (or anticipated portfolio securities) against changes in prevailing interest rates. A fund may purchase or sell index futures contracts for the purpose of hedging some or all of its portfolio (or anticipated portfolio) securities against changes in their prices. A fund may purchase or sell currency futures contracts to hedge against an anticipated rise or decline in the value of the currency in which a portfolio security is denominated vis-a-vis another currency. As a futures contract purchaser, a fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, a fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

    A fund also may purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position.

    New futures contracts, options and other financial products and various combinations thereof continue to be developed. A fund may invest in any such futures, options or products as may be developed, to the extent consistent with its investment objective and applicable regulatory requirements.

    RISKS OF OPTIONS AND FUTURES TRANSACTIONS. A fund may close out its position as writer of an option, or as a buyer or seller of a futures contract, only if a liquid secondary market exists for options or futures contracts of that series. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options may generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. Also, exchanges may limit the amount by which the price of many futures contracts may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

    Futures contracts and options transactions may be considered speculative in nature and may involve greater risks than those customarily assumed by other investment companies which do not invest in such instruments. One such risk is that the Investment Manager or Adviser or Sub-Adviser could be incorrect in its expectations as to the direction or extent of various interest rate or price movements or the time span within which the movements take place. For example, if a fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the fund would lose money on the sale. Another risk which will arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities, currencies and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the U.S. dollar cash prices of a fund's portfolio securities and their denominated currencies. See the Statement of Additional Information for a further discussion of these risks.

    REPURCHASE AGREEMENTS. Certain Underlying Funds may enter into repurchase agreements, which may be viewed as a type of secured lending, and which typically involve the acquisition by a fund of debt securities, from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the fund will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. While repurchase agreements involve certain risks not associated with direct investments in debt securities, including the risks of default or bankruptcy of the selling financial institution, a fund follows procedures to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and maintaining adequate collateralization.

    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. Certain Underlying Funds may also use reverse repurchase agreements and dollar rolls as part of their investment strategy. Reverse repurchase agreements involve sales by a fund of portfolio assets concurrently with an agreement by that fund to repurchase the same assets at a later date at a fixed price. A fund may enter into dollar rolls in which the fund sells securities and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities the fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are speculative techniques involving leverage, and are considered borrowings by a fund.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. From time to time, in the ordinary course of business, certain of the Underlying Funds may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. There is no overall limit on the percentage of the fund's assets which may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of the fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of a fund's net asset value.

    WHEN, AS AND IF ISSUED SECURITIES. Certain Underlying Funds may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the fund will have lost an investment opportunity. There is no overall limit on the percentage of a fund's assets which may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of a fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

    ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by certain Underlying Funds may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

    A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as a fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the fund receives no interest payments in cash on the security during the year.

    PRIVATE PLACEMENTS. Certain Underlying Funds may invest up to either 5% or 10% of their total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent a fund from disposing of them promptly at reasonable prices. A fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

    The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits a fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees of each Underlying Fund, will make a determination as to the liquidity of each restricted security purchased by that fund. If a restricted security is determined to be "liquid," such security will not be included within the category "illiquid securities," which under current policy may not exceed 15% of each Underlying Fund's net assets.

    CONVERTIBLE SECURITIES. Certain Underlying Funds may acquire, through purchase or a distribution by the issuer of a security held in its portfolio, a fixed-income security which is convertible into common stock of the issuer. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

    A portion of the fixed-income and convertible securities in which certain Underlying Funds may invest are not rated; when rated, such ratings will generally be below investment grade. Securities below investment grade are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Investment grade is generally considered to be debt securities rated BBB or higher by S&P or Baa or higher by Moody's. However, the aforementioned funds will not invest in debt securities that are in default in payment of principal or interest.

    Because of the special nature of investments in lower rated debt securities, a fund's Investment Manager or Adviser or Sub-Adviser must take account of certain special considerations in assessing the risks associated with such investments. The prices of lower rated securities have been found to be less sensitive to changes in prevailing interest rates than higher rated investments, but are likely to be more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. If the issuer of a fixed-income security owned by a fund defaults, the fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and change can be expected to result in an increased volatility of market prices of lower rated securities and a corresponding volatility in the net asset value of a share of a fund holding such securities.

    HIGH YIELD SECURITIES. All fixed-income securities are subject to two types of risks: the credit risk and the interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. Generally, higher yielding bonds are subject to a credit risk to a greater extent than higher quality bonds. The interest rate risk refers to the fluctuations in net asset value of any portfolio of fixed-income securities resulting solely from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities generally decline, and when interest rates fall, prices generally rise.

    The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted barometer of credit risk.

    Because of the special nature of a fund's investment in high yield securities, commonly known as junk bonds, the Investment Manager must take account of certain special considerations in assessing the risks associated with such investments. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on the high yield bond market and on the value of the high yield securities held by a fund, as well as on the ability of the securities' issuers to repay principal and interest on their borrowings.

    The prices of high yield securities have been found to be less sensitive to changes in prevailing interest rates than higher-rated investments, but are likely to be more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. If the issuer of a fixed-income security owned by a fund defaults, the fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and change can be expected to result in an increased volatility of market prices of high yield securities and a concomitant volatility in the net asset value of a share of a fund. Moreover, the market prices of certain of a fund's portfolio securities which are structured as zero coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.

    The secondary market for high yield securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The limited liquidity of the market may also adversely affect the ability of a fund's Directors/Trustees to arrive at a fair value for certain high yield securities at certain times and could make it difficult for the fund to sell certain securities. In addition, new laws and potential new laws may have an adverse effect upon the value of high yield securities and a concomitant negative impact upon the net asset value of a share of a fund.

    MORTGAGE-BACKED SECURITIES. As stated above, a portion of a fund's investments may be in Mortgage-Backed securities. Mortgage-Backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. The term Mortgage-Backed securities as used herein includes adjustable rate mortgage securities and derivative mortgage products such as collateralized mortgage obligations, stripped Mortgage-

Backed securities and other products described below.

    There are currently three basic types of Mortgage-Backed securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") (securities issued by GNMA, but not those issued by FNMA or FHLMC, are backed by the "full faith and credit" of the United States); (ii) those issued by private issuers that represent an interest in or are collateralized by Mortgage-Backed securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or Mortgage-Backed securities without a government guarantee but usually having some form of private credit enhancement.

    Mortgage-Backed securities have certain different characteristics than traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. A fund may invest a portion of its assets in derivative Mortgage-Backed securities such as Stripped Mortgage-Backed securities which are highly sensitive to changes in prepayment and interest rates. The Investment Manager seeks to manage these risks (and potential benefits) by investing in a variety of such securities and through hedging techniques.

    Mortgage-Backed securities, like all fixed income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and, as stated above, decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to Mortgage-Backed securities.

    Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for reinvestment by a fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Mortgage-Backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

    There are certain risks associated specifically with CMOs. CMOs issued by private entities are not U.S. Government securities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. Also, a number of different factors, including the extent of prepayment of principal of the Mortgage Assets, affect the availability of cash for principal payments by the CMO issuer on any payment date and, accordingly, affect the timing of principal payments on each CMO class. In addition, CMO classes with higher yields tend to be more volatile with respect to cash flow of the underlying mortgages; as a result the market prices of a yield on these classes tend to be more volatile.

    Asset-Backed securities represent the securitization techniques used to develop Mortgage-Backed securities applied to a broad range of other assets. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. Asset-Backed securities involve certain risks that are not posed by Mortgage-Backed securities, resulting mainly from the fact that Asset-Backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

    RIGHTS AND WARRANTS. Certain Underlying Funds may acquire rights and/or warrants which are attached to other securities in its portfolio, or which are issued as a distribution by the issuer of a security held in its portfolio. Rights and/or warrants are, in effect, options to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them.

    REAL ESTATE INVESTMENT TRUSTS. A fund may invest in real estate investment trusts which pool investors' funds for investments primarily in commercial real estate properties. Investment in real estate investment trusts may be the most practical available means for a fund to invest in the real estate industry (a fund is prohibited from investing in real estate directly). As a shareholder in a real estate investment trust, a fund would bear its ratable share of the real estate investment trust's expenses, including its advisory and administration fees. At the same time the fund would continue to pay its own investment management fees and other expenses, as a result of which the fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in real estate investment trusts.

    OTHER INVESTMENT VEHICLES. Certain Underlying Funds may invest a small portion of their total assets in securities issued by other investment companies. Such investments may be necessary in order to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual issuers. Each fund will incur any indirect expenses incurred through investment in an investment company, such as the payment of a management fee (which may result in the payment of an additional advisory fee). Furthermore, it should be noted that foreign investment companies are not subject to the U.S. securities laws and may be subject to fewer or less stringent regulations than U.S. investment companies.

    SECURITIES RECEIPTS. Certain Underlying Funds may also invest in securities of foreign issuers in the form of American Depository Receipts (ADRs), European Depository Receipts (EDRs) or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets and EDRs, in bearer form, are designed for use in European securities markets.

    INVESTMENTS IN EUROPEAN SECURITIES. The Dean Witter European Growth Fund Inc. invests its assets primarily in the securities of European issuers. Political and economic developments in Europe, especially as they relate to changes in the structure of the European Economic Community and the anticipated development of a unified common market, may have profound effects upon the value of a large segment of that fund's portfolio. Continued progress in the evolution of, for example, a united European common market may be slowed by unanticipated political or social events and may, therefore, adversely affect the value of certain of the securities held in that fund's portfolio. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies.

    The Dean Witter International SmallCap Fund may invest more than 25% of its total assets in British issuers and that fund's investment performance may be affected by social, political and economic events occurring in the United Kingdom.

    SMALL-CAP STOCKS. Certain Underlying Funds invest primarily in small capitalization foreign or U.S. equity securities. Investing in lesser-known, smaller capitalized companies may involve greater risk of volatility of a fund's net asset value than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning foreign and smaller companies than for domestic and larger, more established companies. Some small companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographic markets than do larger companies. Also, because smaller companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the fund to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. Some of the companies in which the fund may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel with varying degrees of experience.

    MID-CAP STOCKS. Investing in medium-sized market capitalization companies may involve greater risk of volatility of a fund's net asset value than is customarily associated with investing in larger, more established companies. Often mid-size companies and the industries in which they are focused are still evolving and while this may offer better growth potential than larger, established companies it also may make them more sensitive to changing market conditions. Because prices of stocks, including mid-cap stocks, fluctuate from day to day, the value of an investment in the Underlying Fund will vary based upon the Underlying Fund's investment performance.

    INVESTMENTS IN ASIAN AND PACIFIC RIM SECURITIES. Dean Witter Pacific Growth Fund Inc. and Dean Witter International SmallCap Fund may invest all or large portions of their assets in Asian and Pacific Rim securities. Certain Asian and Pacific Rim countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could disrupt the principal financial markets in which the Underlying Funds invest and adversely affect the value of the assets of these Underlying Funds.

    During the past decade, countries in the Asian region have experienced real economic growth rates exceeding those experienced by many Western industrialized countries. Certain economic conditions which presently exist in the Asian region may offer the potential for long-term capital appreciation from investment in equity securities of Asian issuers. Among these conditions, are the following: the increasing industrialization of Asian economies, favorable demographics and competitive wage rates, high rates of domestic savings available to fund investment, particularly in the area of infrastructure, the ability to attract foreign direct investment, the emergence of a regional trading zone and rising per capita incomes available to support local markets for consumer goods. The rapid ongoing shift from primary industries into industrial manufacturing has contributed to high rates of economic activity. Between 1970 and 1991, there was a significant shift in the percentage of gross domestic product ("GDP") accounted for by the agricultural sector in these markets and a marked increase in output by the industrial sector, most markedly in Indonesia, Malaysia and Thailand. Generally, in the Asian countries there is still potential for further industrialization so as to reach the levels presently attained by the countries of the industrialized world.

    INVESTMENTS IN JAPANESE SECURITIES. Dean Witter Pacific Growth Fund Inc., Dean Witter International SmallCap Fund and Dean Witter Japan Fund all may invest large portions of their assets in Japanese Securities. The concentration of assets in Japanese issuers will subject these funds to the risks of adverse social, political or economic events which occur in Japan. Specifically, investments in the Japanese stock market may entail a higher degree of risk than investments in other markets as, by fundamental measures of corporate valuation, such as its high price-earnings ratios and low dividend yields, the Japanese market as a whole may appear expensive relative to other world stock markets (I.E., the prices of Japanese stocks may be relatively high). In addition, the prices of securities traded on the Japanese markets may be more volatile than many other markets.

    Overall, Japanese securities markets have declined significantly since 1989 which has contributed to a weakness in the Japanese economy and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue, as they have historically, to trade at high price-earnings ratios in comparison with those in the U.S., even after the recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.

    The Japanese economy experienced its worst recession since World War II in the 1990s. While Japan's Economic Planning Agency claims the recession ended in October 1993, the economy has been largely stagnant since then. In addition, asset deflation, both financial and in real estate, has exerted a continuous drag on the economy. The Japanese government has called for a transformation of the economy away from its high dependency on export-led growth towards greater stimulation of the domestic economy. The plan calls for direct government spending on public works and includes measures to support weak land prices and to revitalize Japan's stagnating financial markets. There is no assurance that this package, however, will succeed in fueling economic growth. Japan is largely dependent upon foreign economies for raw materials. International trade is important to Japan's economy, as exports provide the means to pay for many of the raw materials it must import. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing therefrom, Japan has entered a difficult phase in its relations with its trading partners, particularly with respect to the United States, with whom the trade imbalance is the greatest. It is possible that differences over trade policy may lead the U.S. to take actions which may have an adverse effect on the Japanese economy.

    INVESTMENTS IN LATIN AMERICAN SECURITIES. The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. The limited size of many Latin American securities markets and limited trading volume in issuers compared to volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

    Latin American companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, Latin American companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Also, certain Latin American countries may impose unusually high withholding taxes on dividends payable to a fund, thereby effectively reducing the fund's investment income.

    In addition, Latin American exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions, custodial expenses and other transaction costs may be higher in foreign markets than in the U.S.

    Political and economic developments in Latin America may have profound effects upon the value of a fund's portfolio. In the event of expropriation, nationalization or other complication, a fund could lose its entire investment in any one country. In addition, individual Latin American countries may place restrictions on the ability of foreign entities such as the fund to invest in particular segments of the local economies. Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

    In addition, many of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which a fund's portfolio securities are denominated may have a detrimental impact on a fund. Some Latin American countries also may have managed currencies which are not free floating against the U.S. dollar. In addition, there is a risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Further, certain Latin American currencies may not be internationally traded.

    See the Statement of Additional Information for additional information regarding the risks of the Underlying Funds' investment policies.


    YEAR 2000. The investment management services provided to each Portfolio of the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services for each Portfolio of the Fund as well as for the Underlying Funds. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.



    In addition, it is possible that the markets for securities in which the Underlying Funds invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Underlying Funds' investments and each Portfolio's investments in the Underlying Funds may be adversely affected.


PORTFOLIO MANAGEMENT

    Each Portfolio of the Fund is managed by the Investment Manager with a view to achieving the respective Portfolio's investment objective. In determining the selection of the Underlying Funds for each Portfolio, the Investment Manager will rely on information from various sources, including research, analysis and appraisals of brokers and dealers, the views of Trustees of the Fund and others regarding economic developments and interest rate trends, and the Investment Manager's own analysis of factors it deems relevant.

    Each Portfolio of the Fund will be managed by a separate Committee consisting of, in each case, the Chief Investment Officer of the Investment Manager as well as Senior Portfolio Managers assigned to the respective Committees. The investment activities of the International Portfolio and the Domestic Portfolio will be directed by the International Committee and the Domestic Committee, respectively.

    Each of the Underlying Funds incurs expenses relating to their portfolio management which costs include custodial costs, brokerage commissions and other transaction charges related to investing in foreign securities markets which costs are generally higher than in the United States.

    The portfolio turnover rate for each Portfolio (I.E., the rate at which each Portfolio buys and sells shares of the Underlying Funds) is expected to be under 100%.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions which have been adopted by the Fund as fundamental policies of the Portfolios. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed with respect to a Portfolio, without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Act. For purposes of the following limitations: (i) all percentage limitations apply immediately after a purchase or initial investment, and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Portfolio.

    Each Portfolio of the Fund may not:

   1. Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that each Portfolio will concentrate its investments in the mutual fund industry. This restriction does not apply to a Portfolio's investments in the mutual fund industry by virtue of its investments in the Underlying Dean Witter Funds or investment companies managed by an adviser that is an affiliate of the Investment Manager. This restriction also does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

   2. Borrow money except a bank for temporary or emergency purposes, including the meeting of redemption requests in an amount not exceeding 33 1/3% of the value of each Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made.

    Notwithstanding any other investment policy or restriction, each Portfolio of the Fund may seek to achieve its investment objective by investing all or substantially all of its assets in another investment company having substantially the same investment objective and policies as the respective Portfolio.


PURCHASE OF FUND SHARES

--------------------------------------------------------------------------------

GENERAL

    Each Portfolio of the Fund offers each class of its shares for sale to the public on a continuous basis. Pursuant to a Distribution Agreement between the Fund and Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, shares of each Portfolio of the Fund are distributed by the Distributor and offered by DWR and other dealers which have entered into agreements with the Distributor ("Selected Broker-Dealers"). The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.


    Each Portfolio of the Fund offers four classes of shares (each, a "Class"). Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except for certain specific circumstances. Class B shares are sold without an initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) payable upon most redemptions within six years after purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) Class C shares are sold without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase. Class D shares are sold without an initial sales charge or CDSC and are available only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans), and to certain other limited categories of investors. At the discretion of the Board of Trustees of the Fund, Class A shares may be sold to categories of investors in addition to those set forth in this prospectus at net asset value without a front-end sales charge, and Class D shares may be sold to certain other categories of investors, in each case as may be described in the then current prospectus of the Fund. See "Alternative Purchase Arrangements-- Selecting a Particular Class" for a discussion of factors to consider in selecting which Class of shares to purchase.



    The minimum initial purchase is $1,000 for each Class of shares, although Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or $25 million) initial investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares of the Fund and other Dean Witter Funds that are multiple class funds ("Dean Witter Multi-Class Funds") and shares of Dean Witter Funds sold with a front-end sales charge ("FSC Funds") and concurrent investments in Class D shares of the Fund and other Dean Witter Multi-Class Funds will be aggregated. Subsequent purchases of $100 or more may be made by sending a check, payable to Dean Witter Fund of Funds, directly to Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent" or "MSDW Trust") at P.O. Box 1040, Jersey City, NJ 07303 or by contacting an account executive of DWR or other Selected Broker-

Dealer. When purchasing shares of the Fund, investors must specify which Portfolio they wish to invest in and whether the purchase is for Class A, Class B, Class C or Class D shares. If no Class is specified, the Transfer Agent will not process the transaction until the proper Class is identified. The minimum initial purchase, in the case of investments through EasyInvest-SM-, an automatic purchase plan (see "Shareholder Services"), is $100, provided that the schedule of automatic investments will result in investments totalling at least $1,000 within the first twelve months. The minimum initial purchase in the case of an "Education IRA" is $500, if the Distributor has reason to believe that additional investments will increase the investment in the account to $1,000 within three years. In the case of investments pursuant to (i) Systematic Payroll Deduction Plans (including Individual Retirement Plans), (ii) the InterCapital Mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset-based fee for services in the nature of investment advisory, administrative and/or brokerage services, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required, provided, in the case of Systematic Payroll Deduction Plans, that the Distributor has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. Certificates for shares purchased will not be issued unless a request is made by the shareholder in writing to the Transfer Agent.


    Shares of the Fund are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. Since DWR and other Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive income dividends and capital gains distributions if their order is received by the close of business on the day prior to the record date for such distributions. Sales personnel of a Selected Broker-Dealer are compensated for selling shares of the Fund at the time of their sale by the Distributor or any of its affiliates and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. The Fund and the Distributor reserve the right to reject any purchase orders.

ALTERNATIVE PURCHASE ARRANGEMENTS

    Each Portfolio of the Fund offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares:
Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class D shares, is offered only to limited categories of investors (see "No Load Alternative-- Class D Shares" below).

    Each Class A, Class B, Class C or Class D share of each Portfolio of the Fund represents an identical interest in the respective investment Portfolio of the Fund except that Class A, Class B and Class C shares bear the expenses of the ongoing shareholder service fees, Class B and Class C shares bear the expenses of the ongoing distribution fees and Class A, Class B and Class C shares which are redeemed subject to a CDSC bear the expense of the additional incremental distribution costs resulting from the CDSC applicable to shares of those Classes. The ongoing distribution fees of a Portfolio that are imposed on Class A, Class B and Class C shares will be imposed directly against those Classes of that Portfolio and not against all assets of the Fund and, accordingly, such charges against one Class will not affect the net asset value of any other Class or have any impact on investors choosing another sales charge option. See "Plan of Distribution" and "Redemptions and Repurchases."

    Set forth below is a summary of the differences between the Classes and the factors an investor should consider when selecting a particular Class. This summary is qualified in its entirety by detailed discussion of each Class that follows this summary.

    CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 5.25%. The initial sales charge is reduced for certain purchases. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase, except for certain specific circumstances. Class A shares are also subject to a 12b-1 fee of up to 0.25% of the average daily net assets of the Class. See "Initial Sales Charge Alternative--Class A Shares."


    CLASS B SHARES. Class B shares are offered at net asset value with no initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) if redeemed within six years of purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) This CDSC may be waived for certain redemptions. Class B shares are also subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B. The Class B shares' distribution fee will cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares.


    After approximately ten (10) years, Class B shares will convert automatically to Class A shares of the Fund, based on the relative net asset values of the shares of the two Classes on the conversion date. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted at that time. See "Contingent Deferred Sales Charge Alternative--Class B Shares."

    CLASS C SHARES. Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on redemptions made within one year after purchase. This CDSC may be waived for certain redemptions. They are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class C shares. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. See "Level Load Alternative--Class C Shares."

    CLASS D SHARES. Class D shares are available only to limited categories of investors (see "No Load Alternative--Class D Shares" below). Class D shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any 12b-1 fees. See "No Load Alternative--Class D Shares."

    SELECTING A PARTICULAR CLASS. In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

    The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Investors who prefer an initial sales charge alternative may elect to purchase Class A shares. Investors qualifying for significantly reduced or, in the case of purchases of $1 million or more, no initial sales charges may find Class A shares particularly attractive because similar sales charge reductions are not available with respect to Class B or Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than are Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional investment amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

    Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, although Class C shares are subject to a significantly lower CDSC upon redemptions, they do not, unlike Class B shares, convert into Class A shares after approximately ten years, and, therefore, are subject to an ongoing 12b-1 fee of 1.0% (rather than the 0.25% fee applicable to Class A shares) for an indefinite period of time. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Other investors, however, may elect to purchase Class C shares if, for example, they determine that they do not wish to be subject to a front-end sales charge and they are uncertain as to the length of time they intend to hold their shares.


    For the purpose of meeting the $5 million (or $25 million) minimum investment amount for Class D shares, holdings of Class A shares in all Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Dean Witter Funds for which such shares have been exchanged, will be included together with the current investment amount.


    Sales personnel may receive different compensation for selling each Class of shares. Investors should understand that the purpose of a CDSC is the same as that of the initial sales charge in that the sales charges applicable to each Class provide for the financing of the distribution of shares of that Class.

    Set forth below is a chart comparing the sales charge, 12b-1 fees and conversion options applicable to each Class of shares:

-----------------------------------------------------------
                                              CONVERSION
  CLASS       SALES CHARGE     12b-1 FEE       FEATURE
-----------------------------------------------------------
    A      Maximum 5.25%         0.25%            No
           initial sales
           charge reduced for
           purchases of
           $25,000 and over;
           shares sold
           without an initial
           sales charge
           generally subject
           to a 1.0% CDSC
           during first year.
-----------------------------------------------------------
    B      Maximum 5.0% CDSC      1.0%     B shares convert
           during the first                to A shares
           year decreasing to              automatically
           0 after six years               after
                                           approximately
                                           ten years
-----------------------------------------------------------
    C      1.0% CDSC during       1.0%            No
           first year
-----------------------------------------------------------
    D             None            None            No

    See "Purchase of Fund Shares" and "The Fund and its Management" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Determination of Net Asset Value," "Dividends, Distributions and Taxes" and "Shareholder Services--Exchange Privilege" for other differences between the Classes of shares.

INITIAL SALES CHARGE ALTERNATIVE--
CLASS A SHARES

    Class A shares are sold at net asset value plus an initial sales charge. In some cases, reduced sales charges may be available, as described below. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased), except for certain specific circumstances. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed (i) in the circumstances set forth below in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class A shares, and (ii) in the circumstances identified in the section "Additional Net Asset Value Purchase Options" below. Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the average daily net assets of the Class.

    The offering price of Class A shares will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value" below), plus a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                          SALES CHARGE
                           ------------------------------------------
                              PERCENTAGE OF          APPROXIMATE
        AMOUNT OF            PUBLIC OFFERING    PERCENTAGE OF AMOUNT
   SINGLE TRANSACTION             PRICE               INVESTED
-------------------------  -------------------  ---------------------
Less than $25,000........           5.25%                 5.54%
$25,000 but less
     than $50,000........           4.75%                 4.99%
$50,000 but less
     than $100,000.......           4.00%                 4.17%
$100,000 but less
     than $250,000.......           3.00%                 3.09%
$250,000 but less
     than $1 million.....           2.00%                 2.04%
$1 million and over......              0                     0

    Upon notice to all Selected Broker-Dealers, the Distributor may reallow up to the full applicable sales charge as shown in the above schedule during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such Selected Broker-Dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    The above schedule of sales charges is applicable to purchases in a single transaction by, among others: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his, her or their own accounts; (c) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Internal Revenue Code; (f) employee benefit plans qualified under Section 401 of the Internal Revenue Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of
Section 2(a)(3)(c) of the Act; and for investments in Individual Retirement Accounts of employees of a single employer through Systematic Payroll Deduction plans; or (g) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

    COMBINED PURCHASE PRIVILEGE. Investors may have the benefit of reduced sales charges in accordance with the above schedule by combining purchases of Class A shares of the Fund in single transactions with the purchase of Class A shares of other Dean Witter Multi-Class Funds and shares of FSC Funds. The sales charge payable on the purchase of the Class A shares of the Fund, the Class A shares of the other Dean Witter Multi-Class Funds and the shares of the FSC Funds will be at their respective rates applicable to the total amount of the combined concurrent purchases of such shares.

    RIGHT OF ACCUMULATION. The above persons and entities may benefit from a reduction of the sales charges in accordance with the above schedule if the cumulative net asset value of Class A shares purchased in a single transaction, together with shares of the Fund and other Dean Witter Funds previously purchased at a price including a front-end sales charge (including shares of the Fund and other Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions), which are held at the time of such transaction, amounts to $25,000 or more. If such investor has a cumulative net asset value of shares of FSC Funds and Class A and Class D shares that, together with the current investment amount, is equal to at least $5 million ($25 million for certain qualified plans), such investor is eligible to purchase Class D shares subject to the $1,000 minimum initial investment requirement of that Class of the Fund. See "No Load Alternative--Class D Shares" below.


    The Distributor must be notified by DWR or a Selected Broker-Dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Selected Broker-Dealer or the Transfer Agent fails to confirm the investor's represented holdings.

    LETTER OF INTENT. The foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from DWR or other Selected Broker-Dealers. The cost of Class A shares of the Fund or shares of other Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the date of receipt by the Distributor of the Letter of Intent, or of Class A shares of the Fund or shares of other Dean Witter Funds acquired in exchange for shares of such funds purchased during such period at a price including a front-end sales charge, which are still owned by the shareholder, may also be included in determining the applicable reduction.

    ADDITIONAL NET ASSET VALUE PURCHASE OPTIONS. In addition to investments of $1 million or more, Class A shares also may be purchased at net asset value by the following:


    (1) trusts for which MSDW Trust (an affiliate of the Investment Manager) provides discretionary trustee services;



    (2) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (such investments are subject to all of the terms and conditions of such programs, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares);



    (3) employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("employer-sponsored 401(k) and other plans") with at least 200 eligible employees and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Agreement;



    (4) Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Agreement whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees;


    (5) investors who are clients of a Dean Witter account executive who joined Dean Witter from another investment firm within six months prior to the date of purchase of Fund shares by such investors, if the shares are being purchased with the proceeds from a redemption of shares of an open-end proprietary mutual fund of the account executive's previous firm which imposed either a front-end or deferred sales charge, provided such purchase was made within sixty days after the redemption and the proceeds of the redemption had been maintained in the interim in cash or a money market fund; and

    (6) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund.

    No CDSC will be imposed on redemptions of shares purchased pursuant to paragraphs (1), (2) or (5), above.

    For further information concerning purchases of the Fund's shares, contact DWR or another Selected Broker-Dealer or consult the Statement of Additional Information.

CONTINGENT DEFERRED SALES CHARGE
ALTERNATIVE--CLASS B SHARES


    Class B shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on most Class B shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments for Class B shares made during the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption. In addition, Class B shares are subject to an annual 12b-1 fee of 1.0% of the average daily net assets of Class B.


    Except as noted below, Class B shares of the Fund which are held for six years or more after purchase (calculated from the last day of the month in which the shares were purchased) will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

                                              CDSC AS A
         YEAR SINCE PURCHASE                PERCENTAGE OF
             PAYMENT MADE                  AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          5.0%
Second................................          4.0%
Third.................................          3.0%
Fourth................................          2.0%
Fifth.................................          2.0%
Sixth.................................          1.0%
Seventh and thereafter................          None


    In the case of Class B shares of the Fund purchased by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Agreement, shares held for three years or more after purchase (calculated as described in the paragraph above) will not be subject to any CDSC upon redemption. However, shares redeemed earlier than three years after purchase may be subject to a CDSC (calculated as described in the paragraph above), the percentage of which will depend on how long the shares have been held, as set forth in the following table:


                                              CDSC AS A
         YEAR SINCE PURCHASE                PERCENTAGE OF
             PAYMENT MADE                  AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          2.0%
Second................................          2.0%
Third.................................          1.0%
Fourth and thereafter.................          None


    CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption; (ii) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of other open-end investment companies for which InterCapital serves as investment manager (collectively, with the Fund, the "Dean Witter Funds") sold with a front-end sales charge or of other Dean Witter Funds acquired in exchange for such shares. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

    In addition, the CDSC, if otherwise applicable, will be waived in the case of:

    (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (A) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (B) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;

    (2) redemptions in connection with the following retirement plan distributions: (A) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (B) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (C) a tax-free return of an excess contribution to an IRA; and


    (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plans which offers investment companies managed by the Investment Manager or its subsidiary, Dean Witter Services Company Inc., as self-directed investment alternatives and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("Eligible Plan"), provided that either: (A) the plan continues to be an Eligible Plan after the redemption; or (B) the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants.


    With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.


    CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately ten (10) years after the date of the original purchase. The ten year period is calculated from the last day of the month in which the shares were purchased or, in the case of Class B shares acquired through an exchange or a series of exchanges from the last day of the month in which the original Class B shares were purchased, provided that shares acquired in exchange for shares of another fund originally purchased before May 1, 1997 will convert to Class A shares in May, 2007. The conversion of shares purchased on or after May 1, 1997 will take place in the month following the tenth anniversary of the purchase. There will also be converted at that time such proportion of Class B shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares purchased and owned by the shareholder. In the case of Class B shares held by a Qualified Retirement Plan for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the plan is treated as a single investor and all Class B shares will convert to

Class A shares on the conversion date of the first shares of a Dean Witter Multi-Class Fund purchased by that plan. In the case of Class B shares previously exchanged for shares of an "Exchange Fund" (see "Shareholder Services--Exchange Privilege"), the period of time the shares were held in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired) is excluded from the holding period for conversion. If those shares are subsequently re-exchanged for Class B shares of a Dean Witter Multi-Class Fund, the holding period resumes on the last day of the month in which Class B shares are reacquired.



    If a shareholder has received share certificates for Class B shares, such certificates must be delivered to the Transfer Agent at least one week prior to the date for conversion. Class B shares evidenced by share certificates that are not received by the Transfer Agent at least one week prior to any conversion date will be converted into Class A shares on the next scheduled conversion date after such certificates are received.



    Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B shares immediately prior to the conversion, and (iii) Class A shares received on conversion will have a holding period that includes the holding period of the converted Class B shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B shares would continue to be subject to Class B 12b-1 fees.


LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold at net asset value next determined without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class C shares. Class C shares are subject to an annual 12b-1 fee of up to 1.0% of the average daily net assets of the Class. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares will be subject to 12b-1 fees applicable to Class C shares for an indefinite period subject to annual approval by the Fund's Board of Trustees and regulatory limitations.

NO LOAD ALTERNATIVE--CLASS D SHARES


    Class D shares are offered without any sales charge on purchase or redemption and without any 12b-1 fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement) and the following categories of investors: (i) investors participating in the InterCapital mutual fund asset allocation program pursuant to which such persons pay an asset based fee; (ii) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (subject to all of the terms and conditions of such programs referred to in (i) and (ii) above, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares); (iii) 401(k) plans established by DWR and SPS Transaction Services, Inc. (an affiliate of DWR) for their employees; (iv) certain Unit Investment

Trusts sponsored by DWR; (v) certain other open-end investment companies whose shares are distributed by the Distributor; and (vi) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund. Investors who require a $5 million (or $25 million) minimum initial investment to qualify to purchase Class D shares may satisfy that requirement by investing that amount in a single transaction in Class D shares of the Fund and other Dean Witter Multi-Class Funds, subject to the $1,000 minimum initial investment required for that Class of the Fund. In addition, for the purpose of meeting the $5 million (or $25 million) minimum investment amount, holdings of Class A shares in all Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount. If a shareholder redeems Class A shares and purchases Class D shares, such redemption may be a taxable event.


PLAN OF DISTRIBUTION

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of Class A, Class B and Class C shares of each Portfolio of the Fund. In the case of Class A and Class C shares, the Plan provides that the Fund will, on behalf of each Portfolio, reimburse the Distributor and others for the expenses of certain activities and services incurred by them specifically on behalf of those shares. Reimbursements for these expenses will be made in monthly payments by each Portfolio of the Fund to the Distributor, which will in no event exceed amounts equal to payments at the annual rates of 0.25% and 1.0% of the average daily net assets of Class A and Class C, respectively. In the case of Class B shares, the Plan provides that the Fund, on behalf of each Portfolio, will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 1.0% of the average daily net assets of Class B. The fee is treated by each Portfolio of the Fund as an expense in the year it is accrued. In the case of Class A shares, the entire amount of the fee currently represents a service fee within the meaning of the NASD guidelines. In the case of Class B and Class C shares, a portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets of each of these Classes, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

    Additional amounts paid under the Plan in the case of Class B and Class C shares are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the shares of those Classes, including the payment of commissions for sales of the shares of those Classes and incentive compensation to and expenses of DWR's account executives and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan in the case of Class B shares to compensate DWR and other Selected Broker-Dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

    In the case of Class B shares, at any given time, the expenses in distributing Class B shares of each Portfolio of the Fund may be in excess of the total of (i) the payments made by a Portfolio of the Fund pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of Class B shares of that Portfolio. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of that Portfolio of the Fund. Although there is no legal obligation for a Portfolio of the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

    In the case of Class A and Class C shares of any Portfolio, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by a Portfolio of the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to account executives at the time of sale may be reimbursed in the subsequent calendar year. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.

    Each Portfolio of the Fund will invest in the Class D or no load shares of the Underlying Funds and accordingly will not pay any sales load or 12b-1 service or distribution fees in connection with its investments in shares of the Underlying Funds.

DETERMINATION OF NET ASSET VALUE


    The net asset value per share of each Portfolio is determined once daily as of 4:00 p.m., New York time, on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time) by taking the net assets of each Portfolio of the Fund, dividing by the respective number of shares outstanding and adjusting to the nearest cent. The assets of each Portfolio, belonging to the Class A, Class B, Class C and Class D shares will be invested together in a single portfolio. The net asset value of each Class of each Portfolio, however, will be determined separately by subtracting each Class's accrued expenses and liabilities. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.


SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. All income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of each respective Portfolio of the Fund (or, if specified by the shareholder in shares of any other open-end "Dean Witter Fund"), unless the shareholder requests that they be paid in cash. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").

    INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS RECEIVED IN CASH. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution in shares of the applicable Class at the net asset value per share next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. Shares so acquired are acquired at net asset value are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").

    EASYINVEST.-SM- Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. (See "Purchase of Fund Shares" and "Redemptions and Repurchases--Involuntary Redemption").

    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly or quarterly amount.

    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.

    Shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent for further information about any of the above services.

    TAX-SHELTERED RETIREMENT PLANS. Retirement plans are available for use by corporations, the self-employed, Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax adviser.

    For further information regarding plan administration, custodial fees and other details, investors should contact their DWR or other Selected Dealer account executive or the Transfer Agent.

EXCHANGE PRIVILEGE


    Shares of each Class may be exchanged for shares of the same Class of any other Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of the following funds: Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Intermediate Term U.S. Treasury Trust and five Dean Witter funds which are money market funds (the "Exchange Funds"). Class A shares may also be exchanged for shares of Dean Witter Multi-State Municipal Series Trust and Dean Witter Hawaii Municipal Trust, which are Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term") which is a Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment.



    An exchange to another Dean Witter Multi-Class Fund, any FSC Fund, Global Short-Term or any Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund from the Fund, shares of the Fund are redeemed out of the Fund at their next calculated net asset value and the proceeds of the redemption are used to purchase shares of the money market fund at the net asset value determined the following business day. Subsequent exchanges between any of the Dean Witter Multi-Class Funds, FSC Funds, Global Short-Term or any Exchange Fund that is not a money market fund can be effected on the same basis.


    No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. During the period of time the shareholder remains in an Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period (for the purpose of determining the rate of the CDSC) is frozen. If those shares are subsequently re-exchanged for shares of a Dean Witter Multi-Class Fund or shares of Global Short-Term, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a Dean Witter Multi-Class Fund or shares of Global Short-Term are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of a Dean Witter Multi-Class Fund or in shares of Global Short-Term (see "Purchase of Fund Shares"). In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC Fund. In the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees incurred on or after that date which are attributable to those shares. (Exchange Fund 12b-1 distribution fees are described in the prospectuses for those funds.) Class B shares of the Fund acquired in exchange for shares of Global Short-Term or Class B shares of another Dean Witter Multi-Class Fund having a different CDSC schedule than that of this Fund will be subject to the higher CDSC schedule, even if such shares are subsequently re-exchanged for shares of the fund with the lower CDSC schedule.


ADDITIONAL INFORMATION REGARDING EXCHANGES

    Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Investment Manager to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Investment Manager's discretion, may be limited by the Fund's refusal to accept additional purchases and/ or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund and each of the other Dean Witter Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice of the shareholder not later than ten days following such shareholder's most recent exchange. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their account executive regarding restrictions on exchange of shares of the Fund pledged in the margin account.

    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement of each Class of Shares and any other conditions imposed by each fund. In the case of any shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.

    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the Dean Witter Funds (for which the Exchange Privilege is available) pursuant to this Exchange Privilege by contacting their account executive (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or another Selected Broker-Dealer but who wish to make exchanges directly by writing or telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization Form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll free).

    The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.

    Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m., New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Authorization Form and who is unable to reach the Fund by telephone should contact his or her DWR or other Selected Broker-Dealer account executive, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the experience with the Dean Witter Funds in the past.

    Shareholders should contact their DWR or other Selected Broker-Dealer account executive or the Transfer Agent for further information about the Exchange Privilege.

REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------

    REDEMPTION. Shares of each Class of each Portfolio of the Fund can be redeemed for cash at any time at the net asset value per share next determined less the amount of any applicable CDSC in the case of Class A, Class B or Class C shares (see "Purchase of Fund Shares"). If shares are held in a shareholder's account without a share certificate, a written request for redemption sent to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder(s), the shares may be redeemed by surrendering the certificates with a written request for redemption, along with any additional information required by the Transfer Agent.

    REPURCHASE. DWR and other Selected Broker-Dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other Selected Broker-Dealers upon the telephonic or telegraphic request of the shareholder. The repurchase price is the net asset value next computed (see "Purchase of Fund Shares") after such repurchase order is received by DWR or other Selected Broker-Dealer, reduced by any applicable CDSC.

    The CDSC, if any, will be the only fee imposed by either the Fund, the Distributor or DWR or other Selected Broker-Dealer. The offer by DWR and other Selected Broker-Dealers to repurchase shares may be suspended without notice by the Distributor at any time. In that event, shareholders may redeem their shares through the Fund's Transfer Agent as set forth above under "Redemption."

    The Fund is not subject to any contingent deferred sales charges at any time with respect to its investments in the Underlying Funds.

    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. Payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended under unusual circumstances; E.G., when normal trading is not taking place on the New York Stock Exchange. If the shares to be redeemed have recently been purchased by check, payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their account executive regarding restrictions on redemption of shares of the Fund pledged in the margin account.

    REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class and Portfolio from which such shares were redeemed or repurchased at their net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent and receive a pro rata credit for any CDSC paid in connection with such redemption or repurchase.

    INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem, on sixty days' notice and at net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or Custodial Account under
Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $100 or such lesser amount as may be fixed by the Trustees or, in the case of an account opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than $1,000 in the account. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares is less than the applicable amount and allow him or her sixty days to make an additional investment in an amount which will increase the value of his or her account to at least the applicable amount before the redemption is processed. No CDSC will be imposed on any involuntary redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    DIVIDENDS AND DISTRIBUTIONS. Each Portfolio of the Fund intends to distribute substantially all of its net investment income and distribute capital gains, if any, at least once each year. Each Portfolio may, however, determine either to distribute or to retain all or part of any long-term capital gains in any year for reinvestment.

    All dividends and any capital gains distributions will be paid in additional shares of the same Class and automatically credited to the shareholder's account without issuance of a share certificate unless the shareholder requests in writing that all dividends and/or distributions be paid in cash. Shares acquired by dividend and distribution reinvestments will not be subject to any front-end sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C shares because distribution fees paid by Class B and Class C shares are higher. (See "Shareholder Services--Automatic Investment of Dividends and Distributions.")

    TAXES. Because the Fund intends to distribute all of its net investment income and net short-term capital gains to shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any Federal income tax on any such income and capital gains. Shareholders will normally have to pay Federal income taxes, and any state and local income taxes, on the dividends and distributions they receive from the Fund. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed for tax purposes to have been received in the prior year.

    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction.


    After the end of the calendar year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes. Shareholders will also be notified of their proportionate share of long-term capital gains distributions that are eligible for a reduced rate of tax under the Taxpayer Relief Act of 1997. To avoid being subject to a 31% Federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.


    Shareholders should consult their tax advisers as to the applicability of the foregoing to their current situation.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    From time to time each Portfolio of the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. The total return of the Fund is based on historical earnings and is not intended to indicate future performance.

    The "average annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in a Class of the Fund of $1,000 over periods of one, five and ten years, or the life of the Fund, if less than any of the foregoing. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets, all expenses incurred by the applicable Class and all sales charges which will be incurred by shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.

    In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of any sales charge which, if reflected, would reduce the performance quoted. The Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund. The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations, such as mutual fund performance rankings of Lipper Analytical Services, Inc.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. All shares of beneficial interest of the Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class of each Portfolio will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, as discussed herein, Class A, Class B and Class C of each Portfolio bear the expenses related to the distribution of their respective shares.

    The Fund is not required to hold Annual Meetings of Shareholders and, in ordinary circumstances, the Fund does not intend to hold such meetings. The Trustees may call Special Meetings of Shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. Under certain circumstances the Trustees may be removed by action of the Trustees or by the shareholders.

    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund, requires that Fund obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of the Fund's assets and operations, in the opinion of Massachusetts counsel to the Fund, the risk to shareholders of personal liability is remote.

    CODE OF ETHICS. Directors, officers and employees of the Investment Manager, Dean Witter Services Company Inc. and the Distributor are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within sixty days of a sale or a sale within sixty days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within thirty days before or after any transaction in any Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

    MASTER/FEEDER CONVERSION. Each Portfolio of the Fund reserves the right to seek to achieve its investment objective by investing all of its investable assets in a diversified, open-end management investment company having the same investment objective and policies and substantially the same investment restrictions as those applicable to the respective Portfolio.


    SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

DEAN WITTER FUND OF FUNDS -- INTERNATIONAL
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (88.8%)
  62,933   Dean Witter European Growth Fund Inc.....................................................  $1,320,352
  43,991   Dean Witter International SmallCap Fund..................................................     365,570
  27,348   Dean Witter Japan Fund...................................................................     188,707
 121,296   Dean Witter Pacific Growth Fund Inc......................................................   1,439,784
                                                                                                      ----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $3,127,876).............................................................   3,314,413
                                                                                                      ----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (8.1%)
           U.S. GOVERNMENT AGENCY
$    300   Federal Home Loan Mortgage Corp. 5.90% due 04/01/98 (AMORTIZED COST $300,000)............     300,000
                                                                                                      ----------

TOTAL INVESTMENTS
(IDENTIFIED COST $3,427,876) (b)............................................................   96.9 %   3,614,413

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............................................    3.1       116,969
                                                                                              ------  -----------

NET ASSETS..................................................................................  100.0 % $ 3,731,382
                                                                                              ------  -----------
                                                                                              ------  -----------

---------------------

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross and net unrealized appreciation is $186,537.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FUND OF FUNDS -- DOMESTIC
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (98.8%)
  51,586   Dean Witter American Value Fund.........................................................  $ 1,732,244
 121,634   Dean Witter Capital Appreciation Fund...................................................    1,777,069
 103,730   Dean Witter Capital Growth Securities...................................................    1,767,556
 186,297   Dean Witter Convertible Securities Trust................................................    2,846,623
  63,743   Dean Witter Developing Growth Securities Trust..........................................    1,673,894
  36,577   Dean Witter Dividend Growth Securities Inc..............................................    2,233,385
  98,851   Dean Witter Financial Services Trust....................................................    1,434,330
 107,435   Dean Witter Health Sciences Trust.......................................................    1,736,149
 103,242   Dean Witter Information Fund............................................................    1,448,480
 138,970   Dean Witter Market Leader Trust.........................................................    1,687,092
  94,333   Dean Witter Mid-Cap Growth Fund.........................................................    1,731,962
 103,406   Dean Witter Natural Resource Development Securities Inc.................................    1,515,939
 247,007   Dean Witter Precious Metals and Minerals Trust..........................................    1,546,262
 416,712   Dean Witter Short-Term Bond Fund........................................................    3,958,763
  86,677   Dean Witter Special Value Fund..........................................................    1,142,406
  24,079   Dean Witter Value-Added Market Series/Equity portfolio..................................      939,817
                                                                                                     -----------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $26,630,757)...........................................................   29,171,971
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (0.9%)
           REPURCHASE AGREEMENT
$    271   The Bank of New York 5.375% due 04/01/98 (dated 03/31/98; proceeds $271,319) (a)
             (IDENTIFIED COST $271,279)............................................................      271,279
                                                                                                     -----------

TOTAL INVESTMENTS
(IDENTIFIED COST $26,902,036) (b)..........................................................   99.7 %   29,443,250

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.............................................    0.3         91,914
                                                                                             ------  ------------

NET ASSETS.................................................................................  100.0 % $ 29,535,164
                                                                                             ------  ------------
                                                                                             ------  ------------

---------------------

(a) Collateralized by $105,622 U.S. Treasury Note 5.875% due 02/28/99 valued at $106,425 and $170,546 U.S. Treasury Note 5.50% due 03/31/00 valued at
     $170,279.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,548,275 and the aggregate gross unrealized depreciation is $7,061, resulting in net unrealized appreciation of $2,541,214.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)


                                                                                  INTERNATIONAL     DOMESTIC
--------------------------------------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value
  (identified cost $3,427,876 and $26,902,036, respectively)....................  $   3,614,413    $29,443,250
Cash............................................................................         70,652         59,345
Receivable for:
    Shares of beneficial interest sold..........................................         49,000        105,050
    Dividends...................................................................       --                2,825
Receivable from affiliate.......................................................         21,842         36,018
Prepaid expenses................................................................         59,223         59,223
Deferred organizational expenses................................................         23,275         23,275
                                                                                  --------------   -----------
     TOTAL ASSETS...............................................................      3,838,405     29,728,986
                                                                                  --------------   -----------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...................................       --               51,550
    Plan of distribution fee....................................................          2,683         23,756
Organizational expenses.........................................................         23,275         23,275
Accrued expenses and other payables.............................................         81,065         95,241
                                                                                  --------------   -----------
     TOTAL LIABILITIES..........................................................        107,023        193,822
                                                                                  --------------   -----------
     NET ASSETS:................................................................  $   3,731,382    $29,535,164
                                                                                  --------------   -----------
                                                                                  --------------   -----------
COMPOSITION OF NET ASSETS:
Paid-in-capital.................................................................  $   3,548,686    $26,847,528
Net unrealized appreciation.....................................................        186,537      2,541,214
Undistributed net investment income (dividends in excess of net investment
  income).......................................................................         (4,929)        57,518
Undistributed net realized gain.................................................          1,088         88,904
                                                                                  --------------   -----------
     NET ASSETS.................................................................  $   3,731,382    $29,535,164
                                                                                  --------------   -----------
                                                                                  --------------   -----------
CLASS A SHARES:
Net Assets......................................................................       $590,536     $1,640,748
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................         56,000        148,314
     NET ASSET VALUE PER SHARE..................................................         $10.55         $11.06
                                                                                  --------------   -----------
                                                                                  --------------   -----------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)..........................         $11.13         $11.67
                                                                                  --------------   -----------
                                                                                  --------------   -----------
CLASS B SHARES:
Net Assets......................................................................     $3,033,353    $26,130,961
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................        288,201      2,366,135
     NET ASSET VALUE PER SHARE..................................................         $10.53         $11.04
                                                                                  --------------   -----------
                                                                                  --------------   -----------
CLASS C SHARES:
Net Assets......................................................................        $94,172     $1,749,539
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................          8,947        158,426
     NET ASSET VALUE PER SHARE..................................................         $10.53         $11.04
                                                                                  --------------   -----------
                                                                                  --------------   -----------
CLASS D SHARES:
Net Assets......................................................................        $13,321        $13,916
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................          1,263          1,257
     NET ASSET VALUE PER SHARE..................................................         $10.55         $11.07
                                                                                  --------------   -----------
                                                                                  --------------   -----------


                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 25, 1997* THROUGH MARCH 31, 1998 (UNAUDITED)


                                                                                  INTERNATIONAL     DOMESTIC
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME:

INCOME
Dividends.......................................................................  $      14,487    $   195,865
Interest........................................................................          6,731         25,005
                                                                                  --------------   -----------

     TOTAL INCOME...............................................................         21,218        220,870
                                                                                  --------------   -----------

EXPENSES
Plan of distribution fee (Class A shares).......................................             85          1,403
Plan of distribution fee (Class B shares).......................................          7,880         71,649
Plan of distribution fee (Class C shares).......................................            285          4,824
Registration fees...............................................................         33,644         40,534
Professional fees...............................................................         16,230         16,228
Shareholder reports and notices.................................................         13,136         19,135
Transfer agent fees and expenses................................................          1,509          6,065
Custodian fees..................................................................          1,259          2,909
Organizational expenses.........................................................          1,725          1,725
                                                                                  --------------   -----------

     TOTAL EXPENSES.............................................................         75,753        164,472
Less: amounts waived/reimbursed.................................................        (69,206)      (104,120)
                                                                                  --------------   -----------

     NET EXPENSES...............................................................          6,547         60,352
                                                                                  --------------   -----------

     NET INVESTMENT INCOME......................................................         14,671        160,518
                                                                                  --------------   -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments................................................          1,088         71,794
Capital gain distributions received.............................................       --               17,110
                                                                                  --------------   -----------

     NET REALIZED GAIN..........................................................          1,088         88,904

Net unrealized appreciation.....................................................        186,537      2,541,214
                                                                                  --------------   -----------

     NET GAIN...................................................................        187,625      2,630,118
                                                                                  --------------   -----------

NET INCREASE....................................................................  $     202,296    $ 2,790,636
                                                                                  --------------   -----------
                                                                                  --------------   -----------


---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS


                                                                                         FOR THE PERIOD
                                                                                       NOVEMBER 25, 1997*
                                                                                            THROUGH
                                                                                         MARCH 31, 1998
                                                                                          (UNAUDITED)
                                                                                  ----------------------------
                                                                                  INTERNATIONAL     DOMESTIC
--------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...........................................................  $      14,671    $   160,518
Net realized gain...............................................................          1,088         88,904
Net unrealized appreciation.....................................................        186,537      2,541,214
                                                                                  --------------   -----------

     NET INCREASE...............................................................        202,296      2,790,636
                                                                                  --------------   -----------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..................................................................           (444)        (7,838)
Class B shares..................................................................        (18,372)       (89,059)
Class C shares..................................................................           (670)        (6,042)
Class D shares..................................................................           (114)           (61)
                                                                                  --------------   -----------

     TOTAL DIVIDENDS............................................................        (19,600)      (103,000)
                                                                                  --------------   -----------
Net increase from transactions in shares of beneficial interest.................      3,498,686     26,797,528
                                                                                  --------------   -----------

     NET INCREASE...............................................................      3,681,382     29,485,164

NET ASSETS:
Beginning of period.............................................................         50,000         50,000
                                                                                  --------------   -----------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $4,929 AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $57,518 RESPECTIVELY)................  $   3,731,382    $29,535,164
                                                                                  --------------   -----------
                                                                                  --------------   -----------


---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in shares of other open-end management investment companies that are either members of the Dean Witter Family of Funds or managed by an investment adviser that is an affiliate of Dean Witter InterCapital Inc. (individually, an "Underlying Fund" and collectively, the "Underlying Funds").


The Fund, which consists of two separate portfolios ("Portfolios"), the International Portfolio and the Domestic Portfolio, was organized as a Massachusetts business trust on July 3, 1997 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. Each Portfolio issued 5,000 shares (1,250 per class) of beneficial interest for $50,000 ($12,500 per class). The Fund commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:


 PORTFOLIO                        INVESTMENT OBJECTIVE
International Seeks long-term capital appreciation by investing in a selection of the Underlying Funds which invest their assets primarily in the international equity markets.
Domestic     Seeks to maximize total investment return through capital
             growth and income by investing in a selection of Underlying
             Funds which invest their assets primarily in the U.S. equity and fixed-income markets.

The Fund offers four classes of shares. Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and

DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

(2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gain and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.



C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.



D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.



E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.



F. ORGANIZATIONAL AND PREPAID EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for the full amount thereof, exclusive of amounts waived. Such expenses have been

DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED


deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations. The Investment Manager incurred additional expenses of the Fund in the amount of approximately $200,000 ($100,000 per Portfolio) which will be reimbursed for the full amount thereof, exclusive of amounts waived. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed one year from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisers or Adviser of the Underlying Funds.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


The Investment Manager has agreed to assume all operating expenses (except for 12b-1 fees) until such time as the respective Portfolio has $50 million in net assets or six months from commencement of operations, whichever occurs first, and has agreed to extend such expense assumption through December 31, 1998. For the period November 25, 1997 (commencement of operations) through December 31, 1997, the Investment Manager assumed the 12b-1 fees of the Fund. At March 31, 1998, included in the Statement of Assets and Liabilities was a receivable from an affiliate which represents expense reimbursements due to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A

DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.


In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised International and Domestic that such excess amounts, including carrying charges, totaled $510,744 and $1,442,208, respectively, at March 31, 1998.


In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended March 31, 1998, the distribution fee was accrued for International and Domestic Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, and 0.25% and 1.0%, respectively.


The Distributor has informed International and Domestic that for the period ended March 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares

DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED


of $1,616, and $10,372, respectively and received $1,515 and $17,602, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended March 31, 1998 aggregated $3,603,064 and $476,277, respectively, for International and $42,730,017 and $16,171,054, respectively, for Domestic.

Morgan Stanley Dean Witter Trust FSB, an affliate of the Investment Manager and Distributor, is the Fund's transfer agent.

DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                               FOR THE PERIOD NOVEMBER 25, 1997*
                                                                                    THROUGH MARCH 31, 1998
                                                                   ---------------------------------------------------------
                                                                          INTERNATIONAL                    DOMESTIC
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A
Sold.............................................................       54,716   $      570,259       183,261   $  1,845,770
Reinvestment of dividends........................................           45              444           724          7,325
Redeemed.........................................................          (11)            (108)      (36,921)      (401,794)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class A..........................................       54,750          570,595       147,064      1,451,301
                                                                   -----------   --------------   -----------   ------------

CLASS B
Sold.............................................................      293,895        2,921,491     2,483,322     24,977,048
Reinvestment of dividends........................................        1,770           17,435         7,843         79,375
Redeemed.........................................................       (8,714)         (87,812)     (126,280)    (1,294,943)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class B..........................................      286,951        2,851,114     2,364,885     23,761,480
                                                                   -----------   --------------   -----------   ------------

CLASS C
Sold.............................................................        7,831           78,261       160,250      1,616,902
Reinvestment of dividends........................................           68              670           564          5,713
Redeemed.........................................................         (202)          (2,078)       (3,638)       (37,939)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class C..........................................        7,697           76,853       157,176      1,584,676
                                                                   -----------   --------------   -----------   ------------

CLASS D
Sold.............................................................            1               10             1             10
Reinvestment of dividends........................................           12              114             6             61
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class D..........................................           13              124             7             71
                                                                   -----------   --------------   -----------   ------------

Net increase in Fund.............................................      349,411   $    3,498,686     2,669,132   $ 26,797,528
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------


---------------------

 *   Commencement of operations.

6. FINANCIAL HIGHLIGHTS


See the "Financial Highlights" tables on page 8 of this prospectus.

Dean Witter
Fund of Funds
Two World Trade Center
New York, New York 10048

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Manuel N. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

CUSTODIAN

The Bank of New York
90 Washington Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT


Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.

DEAN WITTER
FUND OF FUNDS


                              [GRAPHIC]
                                                       PROSPECTUS -- MAY 5, 1998

STATEMENT OF ADDITIONAL         DEAN WITTER
INFORMATION                     FUND OF FUNDS
MAY 5, 1998

--------------------------------------------------------------------------------


    Dean Witter Fund of Funds (the "Fund") is an open-end, non-diversified management investment company currently consisting of two separate portfolios (individually a "Portfolio" and collectively the "Portfolios") which seek to achieve their investment objectives by investing in shares of other open-end management investment companies that are either members or affiliates of the Dean Witter Family of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The INTERNATIONAL PORTFOLIO has an investment objective of long-term capital appreciation and invests in a selection of Underlying Funds which invest their assets primarily in the international equity markets. The investment objective of the DOMESTIC PORTFOLIO is to maximize total investment return by investing in a selection of Underlying Funds which invest primarily in the U.S. equity and fixed-income markets.


    A Prospectus for the Fund dated May 5, 1998, which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund at its address or telephone numbers listed below or from the Fund's Distributor, Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.


Dean Witter
Fund of Funds
Two World Trade Center
New York, New York 10048
(212) 392-2550 or
(800) 869-NEWS (toll-free)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management............................................................          3

Trustees and Officers..................................................................          6

Investment Practices and Policies of the Fund..........................................         13

Investment Practices and Policies of the Underlying Funds..............................         13

Investment Restrictions................................................................         33

Portfolio Transactions and Brokerage...................................................         34

The Distributor........................................................................         34

Determination of Net Asset Value.......................................................         38

Purchase of Fund Shares................................................................         38

Shareholder Services...................................................................         40

Redemptions and Repurchases............................................................         45

Dividends, Distributions and Taxes.....................................................         46

Performance Information................................................................         48

Description of Shares of The Fund......................................................         49

Custodian and Transfer Agent...........................................................         50

Independent Accountants................................................................         50

Reports to Shareholders................................................................         50

Legal Counsel..........................................................................         50

Experts................................................................................         50

Registration Statement.................................................................         51

Statements of Assets and Liabilities at September 11, 1997  ...........................         51

Report of Independent Accountants......................................................         54

Appendix--Ratings of Investments.......................................................         55

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND

    The Fund is a trust of the type commonly known as a "Massachusetts business trust" and was organized under the laws of the Commonwealth of Massachusetts on July 3, 1997.

THE INVESTMENT MANAGER


    Dean Witter InterCapital Inc. (the "Investment Manager" or "InterCapital"), a Delaware corporation, whose address is Two World Trade Center, New York, New York, 10048, is the Fund's investment manager. InterCapital is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation. In an internal reorganization which took place in January, 1993, InterCapital assumed the investment advisory, administrative and management activities previously performed by the InterCapital Division of Dean Witter Reynolds Inc. ("DWR"), a broker-dealer affiliate of InterCapital. (As hereinafter used in this Statement of Additional Information, the terms "InterCapital" and "Investment Manager" refer to DWR's InterCapital Division prior to the internal reorganization and Dean Witter InterCapital Inc. thereafter.) The daily management of the Fund is conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to review by the Fund's Board of Trustees. Information as to these Trustees and officers is contained under the caption, "Trustees and Officers."



    InterCapital is also the investment manager or investment adviser of the following investment companies: Dean Witter Liquid Asset Fund Inc., InterCapital Income Securities Inc., Dean Witter High Yield Securities Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter Value-Added Market Series, Dean Witter Tax-Exempt Securities Trust, Dean Witter Natural Resource Development Securities Inc., Dean Witter Dividend Growth Securities Inc., Dean Witter American Value Fund, Dean Witter U.S. Government Money Market Trust, Dean Witter Variable Investment Series, Dean Witter World Wide Investment Trust, Dean Witter Select Municipal Reinvestment Fund, Dean Witter U.S. Government Securities Trust, Dean Witter California Tax-Free Income Fund, Dean Witter New York Tax-Free Income Fund, Dean Witter Convertible Securities Trust, Dean Witter Federal Securities Trust, High Income Advantage Trust, High Income Advantage Trust II, High Income Advantage Trust III, Dean Witter Government Income Trust, Dean Witter Utilities Fund, Dean Witter California Tax-Free Daily Income Trust, Dean Witter Strategist Fund, Dean Witter World Wide Income Trust, Dean Witter Intermediate Income Securities, Dean Witter New York Municipal Money Market Trust, Dean Witter Capital Growth Securities, Dean Witter European Growth Fund Inc., Dean Witter Precious Metals and Minerals Trust, Dean Witter Global Short-Term Income Fund Inc., Dean Witter Pacific Growth Fund Inc., Dean Witter Multi-State Municipal Series Trust, Dean Witter Short-Term U.S. Treasury Trust, InterCapital Insured Municipal Bond Trust, InterCapital Insured Municipal Trust, InterCapital Insured Municipal Income Trust, InterCapital California Insured Municipal Income Trust, InterCapital Quality Municipal Investment Trust, InterCapital Quality Municipal Income Trust, InterCapital Quality Municipal Securities, InterCapital California Quality Municipal Securities, InterCapital New York Quality Municipal Securities, Dean Witter Diversified Income Trust, Dean Witter Health Sciences Trust, Dean Witter Retirement Series, Dean Witter Global Dividend Growth Securities, Dean Witter Limited Term Municipal Trust, InterCapital Insured Municipal Securities, InterCapital Insured California Municipal Securities, Dean Witter Short-Term Bond Fund, Dean Witter Global Utilities Fund, Dean Witter International SmallCap Fund, Dean Witter Mid-Cap Growth Fund, Dean Witter Select Dimensions Investment Series, Dean Witter Balanced Growth Fund, Dean Witter Balanced Income Fund, Dean Witter Hawaii Municipal Trust, Dean Witter Capital Appreciation Fund, Dean Witter Information Fund, Dean Witter Intermediate Term U.S. Treasury Trust, Dean Witter Capital Appreciation Fund, Dean Witter Information Fund, Dean Witter Japan Fund, Dean Witter Income Builder Fund, Dean Witter Special Value Fund, Morgan Stanley Dean Witter Competitive Edge Fund, Morgan Stanley Dean Witter Growth Fund, Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities, Dean Witter Financial Services Trust, Dean Witter Market Leader Trust, Dean Witter S&P 500 Index Fund, Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust, Active Assets Government Securities Trust, Municipal Income Trust, Municipal Income Trust II, Municipal Income

Trust III, Municipal Income Opportunities Trust, Municipal Income Opportunities Trust II, Municipal Income Opportunities Trust III, Municipal Premium Income Trust and Prime Income Trust. The foregoing investment companies, together with the Fund, are collectively referred to as the Dean Witter Funds.


    In addition, Dean Witter Services Company Inc. ("DWSC"), a wholly-owned subsidiary of InterCapital, serves as manager for the following companies for which TCW Funds Management, Inc. is the investment adviser: TCW/DW North American Government Income Trust, TCW/DW Latin American Growth Fund, TCW/DW Income and Growth Fund, TCW/DW Small Cap Growth Fund, TCW/DW Total Return Trust, TCW/DW Mid-Cap Equity Trust, TCW/DW Global Telecom Trust, TCW/DW Emerging Markets Opportunities Trust, TCW/DW Term Trust 2000, TCW/DW Term Trust 2002 and TCW/DW Term Trust 2003 (the "TCW/DW Funds"). InterCapital also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of Templeton Global Governments Income Trust, a closed-end investment company; and (iii) investment adviser of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in DWR's International Active Assets Account program and are neither citizens nor residents of the United States.


    Pursuant to an Investment Management Agreement (the "Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective and policies. The Investment Manager does not receive a management fee from either Portfolio of the Fund for providing the aforementioned investment management services. However, through its investments in the Class D Shares of the Underlying Funds, each Portfolio will pay its pro rata share of the management fees and certain other expenses of the Underlying Funds.

    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund.

    Each Portfolio pays all expenses incurred in its operation and a portion of the Fund's general administrative expenses allocated on the basis of asset size of the respective Portfolio. Expenses not expressly assumed by the Investment Manager under the Agreement or by the Distributor of the Fund's shares, Dean Witter Distributors Inc. ("Distributors" or the "Distributor") (see "The Distributor"), will be paid by the Fund. These expenses will be allocated among the four classes of shares of each Portfolio of the Fund (each, a "Class") pro rata based on the net assets of each Portfolio of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1 (the "12b-1 fee") (see "The Distributor"); charges and expenses of any registrar, custodian, share transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expenses of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; any charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto; depending upon the nature of the legal claim, liability or lawsuit, the costs of litigation, payment of legal claims or liabilities or indemnification relating thereto may be directly applicable to a particular Portfolio or may be proportionately allocated on the basis of the size of each Portfolio. The Trustees have determined that this is an appropriate method of allocation of such expenses); and all other costs of the Fund's operation properly payable by the Fund and allocable on the basis of size of the respective Portfolio. The 12b-1 fees relating to a particular Class of a particular Portfolio will be allocated directly to that Class. In addition, other expenses associated with a particular Class of a particular Portfolio (except custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Trustees.


    The Investment Manager had agreed to assume all operating expenses (except for brokerage and 12b-1 fees) for each Portfolio until such time as the respective Portfolio had $50 million of net assets or six months from the date of commencement of the Fund's operations, whichever occurred first and has agreed to extend such expense assumption through December 31, 1998.



    The Investment Manager has paid the organizational expenses of the Fund incurred prior to the offering of the Fund's shares. The Fund has agreed to bear and reimburse the Investment Manager for such expenses which totalled approximately $250,000. The organizational expenses of the Fund have been deferred by the Fund and are being amortized on the straight line method over a period not to exceed five years from the date of commencement of the Fund's operations.


    The Fund pays no management fee to the Investment Manager. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisor or Advisor of the Underlying Funds.

    The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.

    The Agreement was initially approved by the Board of Trustees on July 23, 1997 and by InterCapital, as the then sole shareholder, on July 28, 1997. The Agreement may be terminated with respect to any Portfolio, at any time, without penalty, on thirty days' notice by the Board of Trustees of the Fund, by the holders of a majority, as defined in the Investment Company Act of 1940 (the "Act"), of the outstanding shares of the respective Portfolio of the Fund, or by the Investment Manager. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).

    Under its terms, the Agreement has an initial term ending April 30, 1999 and will remain in effect from year to year thereafter with respect to each Portfolio, provided continuance of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of each Portfolio of the Fund, or by the Board of Trustees of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Trustees"), which vote must be cast in person at a meeting called for the purpose of voting on such approval.


    The following persons owned 5% or more of the outstanding shares of a Class of the Domestic Portfolio on April 23, 1998: Class A--Dean Witter Reynolds as Custodian for James E. Naudain, IRA

Rollover, dated 08/13/97, 1181 Main St., Apt 8J, Rahway, NJ 07065-5047--16.21%;
Rebecca Volchko, Trustee, Nordis Roberts Trust, FBO Nancy Jarvis U/A/D, 11/17/85, 106 NW Curtis Street, Port St. Lucie, FL 34983-1629--13.22%; Rebecca Volchko, Trustee, Nordis Roberts Trust FBO, Rebecca Volchko U/A/D, 11/17/85, 106 NW Curtis Street, Port St. Lucie, FL 34983-1629--13.22%; C. Rex Ahlstrom & Linda
H. Ahlstrom, as Joint Tenants, P.O. Box 654, Cedar City, UT 84721-0654--6.40%; Alice Muck & Clement E. Muck Jr., as Joint Tenants, 2563 North L Street, Washougal, WA 98671-9277--6.40%; Class C--Righthouse Living Trust, dated 6/24/97, Donald L. & Betty L. Righthouse, Trustees, 738 Canyon Road, Indianapolis, IN 46217-3916--5.96%; Dean Witter Reynolds, as Custodian for Frank
J. Simms, IRA Rollover, dated 09/03/97, 8088 Sacred Heart LN, Cincinnati, OH 45255-3123--5.78%; Class D--Dean Witter InterCapital Inc., ATTN: Frank Devito, 2 World Trade Center, 73rd Fl, New York, NY 10048-0203--99.92%.



    The following persons owned 5% or more of the outstanding shares of a Class of the International Portfolio on April 23, 1998: Class A--James P. Rogers, 4628 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402-2100--83.13%; Dean Witter Reynolds, as Custodian for Adrienne Casanova, IRA Standard, dated 02/07/94, 21416 West Prescott Ct., Kildeer, IL 60047-8859--5.24%; Class B--
James R. C. Leitzel & Joan R. Leitzel, Ten/Com, 2 Garrison Ave., Durham, NH 03824-2315--5.14%; Class C--Ann Fingarette Hasse, 1084 Cragmont Avenue, Berkeley, CA 94708-1434--16.59%; Dean Witter InterCapital Inc., Attn: Frank DeVito, 2 World Trade Center, 73rd Fl., New York, NY 10048-0203-- 13.80% Lena Rose Gould, Trustee for The Gould Family Trust, dated 12/30/86, 23623 Los Grandes, Laguna Hills, CA 92656-1123--11.04%; Nancy Grant Lopez and Dorren Greenfield, co-Trustees of the John R. Grant Trust, dated 07/27/97, 9101 113th Street SW, Tacoma, WA 98498-3643--10.94%; Michelle Johnson, Trustee for Marchelle Sorenson Daigle Trust, dated 04/26/86, U/W Erma L. Sorenson, 13259 Darwin Lane, Austin, TX 78729-7495--5.52%; Michelle Johnson, Trustee for Marchelle Sorenson Daigle Trust, dated 04/26/86, U/W Erma L. Sorenson, 13259 Darwin Lane, Austin, TX 78729-7495--5.52%; Franklin Boehm & Jacquelyn Boehm JTWROS, 6023 Bayou Dr., Cheboygan MI 49721-9537--5.08%; Class D--Dean Witter InerCapital Inc., Attn: Frank DeVito, 2 World Trade Center, 73rd Fl., New York, NY 10048-0203--99.92%.


    The Fund has acknowledged that the name "Dean Witter" is a property right of DWR. The Fund has agreed that DWR or its parent company may use or, at any time, permit others to use, the name "Dean Witter." The Fund has also agreed that in the event the Agreement is terminated, or if the affiliation between InterCapital and its parent company is terminated, the Fund will eliminate the name "Dean Witter" from its name if DWR or its parent company shall so request.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


    The Trustees and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with InterCapital, and with the 86 Dean Witter Funds and the 11 TCW/DW Funds are shown below:



      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Michael Bozic (57)                                      Chairman and Chief Executive Officer of Levitz Furniture
Trustee                                                 Corporation (since November, 1995); Director or Trustee of
c/o Levitz Furniture Corporation                        the Dean Witter Funds; formerly President and Chief
7887 N. Federal Highway                                 Executive Officer of Hills Department Stores (May,
Boca Raton, Florida                                     1991-July, 1995); formerly variously Chairman, Chief
                                                        Executive Officer, President and Chief Operating Officer
                                                        (1987-1991) of the Sears Merchandise Group of Sears,
                                                        Roebuck and Co.; Director of Eaglemark Financial Services,
                                                        Inc. and Weirton Steel Corporation.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Charles A. Fiumefreddo* (64)                            Chairman, Chief Executive Officer and Director of
Chairman, President                                     InterCapital, DWSC and Distributors; Executive Vice
Chief Executive Officer and Trustee                     President and Director of DWR; Chairman, Director or
Two World Trade Center                                  Trustee, President and Chief Executive Officer of the Dean
New York, New York                                      Witter Funds; Chairman, Chief Executive Officer and
                                                        Trustee of the TCW/DW Funds; Chairman and Director of
                                                        Morgan Stanley Dean Witter Trust FSB ("MSDW Trust");
                                                        Director and/or officer of various MSDW subsidiaries;
                                                        formerly Executive Vice President and Director of Dean
                                                        Witter, Discover & Co. (until February, 1993).
Edwin J. Garn (65)                                      Director or Trustee of the Dean Witter Funds; formerly
Trustee                                                 United States Senator (R-Utah) (1974-1992) and Chairman,
c/o Huntsman Corporation                                Senate Banking Committee (1980-1986); formerly Mayor of
500 Huntsman Way                                        Salt Lake City, Utah (1972-1974); formerly Astronaut,
Salt Lake City, Utah                                    Space Shuttle Discovery (April 12-19, 1985); Vice
                                                        Chairman, Huntsman Corporation; Director of Franklin Covey
                                                        (time management systems) and John Alden Financial Corp.
                                                        (health insurance); United Space Alliance (joint venture
                                                        between Lockheed Martin and Boeing Company) and Nuskin
                                                        Asia (multilevel marketing); member of the board of
                                                        various civic and charitable organizations.
John R. Haire (73)                                      Chairman of the Audit Committee and Chairman of the
Trustee                                                 Committee of the Independent Directors or Trustees and
Two World Trade Center                                  Director or Trustee of the Dean Witter Funds; Chairman of
New York, New York                                      the Audit Committee and Chairman of the Committee of the
                                                        Independent Trustees and Trustee of the TCW/DW Funds;
                                                        formerly President, Council for Aid to Education
                                                        (1978-1989) and Chairman and Chief Executive Officer of
                                                        Anchor Corporation, an Investment Adviser (1964-1978).
Wayne E. Hedien (64)                                    Retired, Director or Trustee of the Dean Witter Funds;
Trustee                                                 Director of The PMI Group, Inc. (private mortgage
c/o Gordon Altman Butowsky                              insurance); Trustee and Vice Chairman of The Field Museum
 Weitzen Shalov & Wein                                  of Natural History; formerly associated with the Allstate
Counsel to the Independent Trustees                     Companies (1966-1994), most recently as Chairman of The
114 West 47th Street                                    Allstate Corporation (March, 1993-December, 1994) and
New York, New York                                      Chairman and Chief Executive Officer of its wholly-owned
                                                        subsidiary, Allstate Insurance Company (July,
                                                        1989-December, 1994); director of various other business
                                                        and charitable organizations.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Dr. Manuel H. Johnson (49)                              Senior Partner, Johnson Smick International, Inc., a
Trustee                                                 consulting firm; Co-Chairman and a founder of the Group of
c/o Johnson Smick International, Inc.                   Seven Council (G7C), an international economic commission;
1133 Connecticut Avenue, N.W.                           Trustee of the TCW/DW Funds; Director of Greenwich Capital
Washington, DC                                          Markets, Inc. (broker-dealer) and NVR Inc. (home
                                                        construction); Director of NASDAQ (since June, 1995);
                                                        Chairman and Trustee of the Financial Accounting
                                                        Foundation (oversight organization for the Financial
                                                        Accounting Standards Board); formerly Vice Chairman of the
                                                        Board of Governors of the Federal Reserve System
                                                        (1986-1990) and Assistant Secretary of the U.S. Treasury
                                                        (1982-1986).
Michael E. Nugent (61)                                  General Partner, Triumph Capital, L.P., a private in-
Trustee                                                 vestment partnership; Director or Trustee of the Dean
c/o Triumph Capital, L.P.                               Witter Funds; Trustee of the TCW/DW Funds; formerly Vice
237 Park Avenue                                         President, Bankers Trust Company and BT Capital
New York, New York                                      Corporation (1984-1988); director of various business
                                                        organizations.

Philip J. Purcell* (54)                                 Chairman of the Board of Directors and Chief Executive
Trustee                                                 Officer of MSDW, DWR and Novus Credit Services Inc.;
1585 Broadway                                           Director of InterCapital, DWSC and Distributors; Director
New York, New York                                      or Trustee of the Dean Witter Funds; Director and/or
                                                        officer of various MSDW subsidiaries.

John L. Schroeder (67)                                  Retired; Director or Trustee of the Dean Witter Funds;
Trustee                                                 Trustee of the TCW/DW Funds; Director of Citizens
c/o Gordon Altman Butowsky Weitzen                      Utilities Company; formerly Executive Vice President and
  Shalov & Wein                                         Chief Investment Officer of the Home Insurance Company
Counsel to the Independent Trustees                     (August, 1991-September, 1995).
114 West 47th Street
New York, New York

Barry Fink (43)                                         Senior Vice President (since March, 1997) and Secretary
Vice President, Secretary                               and General Counsel (since February, 1997) of InterCapital
 and General Counsel                                    and DWSC; Senior Vice President (since March, 1997) and
Two World Trade Center                                  Assistant Secretary and Assistant General Counsel (since
New York, New York                                      February, 1997) of Distributors; Assistant Secretary of
                                                        DWR (since August, 1996); Vice President, Secretary and
                                                        General Counsel of the Dean Witter Funds and the TCW/DW
                                                        Funds (since February, 1997); previously First Vice
                                                        President (June, 1993-February, 1997), Vice President
                                                        (until June, 1993) and Assistant Secretary and Assistant
                                                        General Counsel of InterCapital and DWSC and Assistant
                                                        Secretary of the Dean Witter Funds and the TCW/DW Funds.

      NAME, AGE, POSITION WITH FUND AND ADDRESS                PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------------------------------  ----------------------------------------------------------
Thomas F. Caloia (52)                                   First Vice President and Assistant Treasurer of Inter-
Treasurer                                               Capital and DWSC; Treasurer of the Dean Witter Funds and
Two World Trade Center                                  the TCW/DW Funds.
New York, New York


------------
* Denotes Trustees who are "interested persons" of the Fund, as defined in the Act.


    In addition, Mitchell M. Merin, President and Chief Strategic Officer of InterCapital and DWSC, Executive Vice President of Distributors and MSDW Trust and Director of MSDW Trust, Executive Vice President, Chief Administrative Officer and Director of DWR and Director of SPS Transaction Services, Inc. and various other MSDW subsidiaries, Robert M. Scanlan, President and Chief Operating Officer of InterCapital and DWSC, Executive Vice President of Distributors and MSDW Trust and Director of MSDW Trust, Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of InterCapital and Director of MSDW Trust, Robert S. Giambrone, Senior Vice President of InterCapital, DWSC, Distributors and MSDW Trust and a Director of MSDW Trust, and Paul D. Vance and Guy D. Rutherford, Jr., Senior Vice Presidents of InterCapital, are Vice Presidents of the Fund, and Marilyn K. Cranney, First Vice President and Assistant General Counsel of InterCapital and DWSC, Lou Anne
D. McInnis, Carsten Otto and Ruth Rossi, Vice Presidents and Assistant General Counsels of InterCapital and DWSC, and Frank Bruttomesso and Todd Lebo, Staff Attorneys with InterCapital, are Assistant Secretaries of the Fund.


THE BOARD OF TRUSTEES, THE INDEPENDENT TRUSTEES, AND THE COMMITTEES


    The Board of Trustees consists of nine (9) trustees. These same individuals also serve as directors or trustees for all of the Dean Witter Funds, and are referred to in this section as Trustees. As of the date of this Statement of Additional Information, there are a total of 86 Dean Witter Funds, comprised of 130 portfolios. As of March 31, 1998, the Dean Witter Funds had total net assets of approximately $105.3 billion and more than six million shareholders.



    Seven Trustees (77% of the total number) have no affiliation or business connection with InterCapital or any of its affiliated persons and do not own any stock or other securities issued by InterCapital's parent company, MSDW. These are the "disinterested" or "independent" Trustees. The other two Trustees (the "management Trustees") are affiliated with InterCapital. Four of the seven Independent Trustees are also Independent Trustees of the TCW/DW Funds.


    Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Dean Witter Funds seek as Independent Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.


    All of the Independent Trustees serve as members of the Audit Committee and the Committee of the Independent Trustees. Three of them also serve as members of the Derivatives Committee. During the calendar year ended December 31, 1997, the three Committees held a combined total of seventeen meetings. The Committees hold some meetings at InterCapital's offices and some outside InterCapital. Management Trustees or officers do not attend these meetings unless they are invited for purposes of furnishing information or making a report.


    The Committee of the Independent Trustees is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Dean Witter Funds have such a plan.

    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; reviewing the adequacy of the Fund's system of internal controls; and preparing and submitting Committee meeting minutes to the full Board.

    Finally, the Board of each Fund has formed a Derivatives Committee to establish parameters for and oversee the activities of the Fund with respect to derivative investments, if any, made by the Fund.

DUTIES OF CHAIRMAN OF COMMITTEE OF THE INDEPENDENT TRUSTEES AND AUDIT COMMITTEE

    The Chairman of the Committee of the Independent Trustees and the Audit Committee maintains an office at the Funds' headquarters in New York. He is responsible for keeping abreast of regulatory and industry developments and the Funds' operations and management. He screens and/or prepares written materials and identifies critical issues for the Independent Trustees to consider, develops agendas for Committee meetings, determines the type and amount of information that the Committees will need to form a judgment on various issues, and arranges to have that information furnished to Committee members. He also arranges for the services of independent experts and consults with them in advance of meetings to help refine reports and to focus on critical issues. Members of the Committees believe that the person who serves as Chairman of both Committees and guides their efforts is pivotal to the effective functioning of the Committees.

    The Chairman of the Committees also maintains continuous contact with the Funds' management, with independent counsel to the Independent Trustees and with the Funds' independent auditors. He arranges for a series of special meetings involving the annual review of investment advisory, management and other operating contracts of the Funds and, on behalf of the Committees, conducts negotiations with the Investment Manager and other service providers. In effect, the Chairman of the Committees serves as a combination of chief executive and support staff of the Independent Trustees.


    The Chairman of the Committee of the Independent Trustees and the Audit Committee is not employed by any other organization and devotes his time primarily to the services he performs as Committee Chairman and Independent Trustee of the Dean Witter Funds and as an Independent Trustee and as Chairman of the Committee of the Independent Trustees and the Audit Committee of the TCW/ DW Funds. The current Committee Chairman has had more than 35 years experience as a senior executive in the investment company industry.


ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT TRUSTEES FOR ALL DEAN WITTER FUNDS

    The Independent Trustees and the Funds' management believe that having the same Independent Trustees for each of the Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Trustees, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Dean Witter Funds.

COMPENSATION OF INDEPENDENT TRUSTEES


    The Fund intends to pay each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees or committees of the Board of Trustees attended by the Trustee (the Fund intends to pay the Chairman of the Audit Committee an annual fee of $750 and the Chairman of the Committee of the Independent Trustees an additional annual fee of $1,200). If a Board meeting and a Committee meeting, or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by the Fund. The Fund will also reimburse such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company will receive no compensation or expense reimbursement from the Fund. Payments will commence as of the time the Fund begins to bear expenses, which, pursuant to undertakings by the Investment Manager, will be on January 1, 1999.



    At such time as the Fund has been in operation, and has paid fees to the Independent Trustees, for a full fiscal year, and assuming that during such fiscal year the Fund holds the same number of Board and committee meetings as were held by the other Dean Witter Funds during the calendar year ended December 31, 1997, it is estimated that the compensation paid to each Independent Trustee during such fiscal year will be the amount shown in the following table:


                         FUND COMPENSATION (ESTIMATED)


                                                                   AGGREGATE
                                                                 COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                      FROM THE FUND
--------------------------------------------------------------  ---------------
Michael Bozic.................................................      $1,600
Edwin J. Garn.................................................       1,600
John R. Haire.................................................       3,550
Wayne E. Hedien...............................................       1,600
Dr. Manuel H. Johnson.........................................       1,600
Michael E. Nugent.............................................       1,600
John L. Schroeder.............................................       1,600



    The following table illustrates the compensation paid to the Fund's Independent Trustees for the calendar year ended December 31, 1997 for services to the 82 Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Dean Witter Fund commenced on September 1, 1997.


           CASH COMPENSATION FROM DEAN WITTER FUNDS AND TCW/DW FUNDS


                                                                    FOR SERVICE AS    FOR SERVICE AS
                                                                     CHAIRMAN OF       CHAIRMAN OF      TOTAL CASH
                                                                    COMMITTEES OF     COMMITTEES OF    COMPENSATION
                              FOR SERVICE AS                         INDEPENDENT       INDEPENDENT       PAID FOR
                               DIRECTOR OR       FOR SERVICE AS       DIRECTORS/         TRUSTEES       SERVICES TO
                               TRUSTEE AND        TRUSTEE AND        TRUSTEES AND       AND AUDIT         84 DEAN
                             COMMITTEE MEMBER   COMMITTEE MEMBER   AUDIT COMMITTEES     COMMITTEES     WITTER FUNDS
                                OF 84 DEAN        OF 14 TCW/DW        OF 84 DEAN          OF 14        AND 14 TCW/DW
NAME OF INDEPENDENT TRUSTEE    WITTER FUNDS          FUNDS           WITTER FUNDS      TCW/DW FUNDS        FUNDS
---------------------------  ----------------   ----------------   ----------------   --------------   -------------
Michael Bozic..............      $133,602            --                --                 --             $133,602
Edwin J. Garn..............       149,702            --                --                 --              149,702
John R. Haire..............       149,702           $ 73,725           $157,463          $ 25,350         406,240
Wayne E. Hedien............        39,010            --                --                 --               39,010
Dr. Manuel H. Johnson......       145,702             71,125           --                 --              216,827
Michael E. Nugent..........       149,702             73,725           --                 --              223,427
John L. Schroeder..........       149,702             73,725           --                 --              223,427

    As of the date of this Statement of Additional Information, 57 of the Dean Witter Funds, not including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 29.41% of his or her Eligible Compensation plus 0.4901667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 58.82% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the 57 Dean Witter Funds (not including the Fund) for the year ended December 31, 1997, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the 57 Dean Witter Funds as of December 31, 1997.


                 RETIREMENT BENEFITS FROM ALL DEAN WITTER FUNDS


                                                                                                             ESTIMATED
                                                                                                              ANNUAL
                                                                                            RETIREMENT       BENEFITS
                                                     ESTIMATED                               BENEFITS          UPON
                                                  CREDITED YEARS          ESTIMATED         ACCRUED AS      RETIREMENT
                                                   OF SERVICE AT        PERCENTAGE OF        EXPENSES        FROM ALL
                                                    RETIREMENT            ELIGIBLE       BY ALL ADOPTING     ADOPTING
NAME OF INDEPENDENT TRUSTEE                        (MAXIMUM 10)         COMPENSATION          FUNDS          FUNDS(2)
---------------------------------------------  ---------------------  -----------------  ----------------  -------------
Michael Bozic................................               10               58.82%      $     20,499       $    55,026
Edwin J. Garn................................               10               58.82             30,878            55,026
John R. Haire................................               10               58.82            (19,823)(3)       132,002
Wayne E. Hedien..............................                9               50.00                  0            46,772
Dr. Manuel H. Johnson........................               10               58.82             12,832            55,026
Michael E. Nugent............................               10               58.82             22,546            55,026
John L. Schroeder............................                8               49.02             39,350            46,123


------------
(1) An Eligible Trustee may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.

(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.


(3)  This number reflects the extension of Mr. Haire's term until June 1, 1998.


    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Trustees as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.

INVESTMENT PRACTICES AND POLICIES OF THE FUND
--------------------------------------------------------------------------------

    As stated in the Prospectus, the money market instruments which each Portfolio of the Fund or Underlying Fund may purchase include U.S. Government securities, bank obligations, Eurodollar certificates of deposit, obligations of savings institutions, fully insured certificates of deposit and commercial paper. Such securities are limited to:

    U.S. GOVERNMENT SECURITIES. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds;

    BANK OBLIGATIONS. Obligations (including certificates of deposit and bankers' acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1,000,000,000 or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

    EURODOLLAR CERTIFICATES OF DEPOSIT. Eurodollar certificates of deposit issued by foreign branches of domestic banks, having total assets of $1,000,000,000 or more;

    OBLIGATIONS OF SAVINGS INSTITUTIONS. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1,000,000,000 or more;

    FULLY INSURED CERTIFICATES OF DEPOSIT. Certificates of deposit of banks and savings institutions, having total assets of less than $1,000,000,000, if the principal amount of the obligation is insured by the Federal Deposit Insurance Corporation, limited to $100,000 principal amount per certificate and to 10% or less of each Portfolio's total assets;

    COMMERCIAL PAPER. Commercial paper rated within the two highest grades by Standard & Poor's (S&P) or the highest grade by Moody's or, if not rated, issue by a company having an outstanding debt issue rated at least AA by S&P or Aa by Moody's.

    REPURCHASE AGREEMENTS. Each Portfolio of the Fund may also invest in repurchase agreements as described in the Prospectus and below under "Investment Practices and Policies of the Underlying Funds". It is the current policy of each Portfolio not to invest in repurchase agreements that do not mature within seven days if any such investment amounts to more than 15% of each Portfolio's net assets in keeping with each Portfolio's policy on illiquid securities.

INVESTMENT PRACTICES AND POLICIES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

    Set forth below are brief descriptions of the investment objectives of the Underlying Funds in which the Portfolios of the Fund may invest. A description of the various investment practices and techniques in which certain or all of the Underlying Funds may engage is set forth below as well as in the Prospectus. Shareholders, or those who wish to invest in the Underlying Fund directly, are referred to the Prospectuses of those funds for more detailed information.

    - DEAN WITTER AMERICAN VALUE FUND seeks long-term growth consistent with an effort to reduce volatility by investing principally in common stock of companies in industries which, at the time of the investment, are believed to be attractively valued given their above average relative earnings growth potential at that time.

    - DEAN WITTER CAPITAL APPRECIATION FUND seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies that offer the potential for either superior earnings growth and/or appear to be undervalued.

    - DEAN WITTER CAPITAL GROWTH SECURITIES seeks to provide long-term capital growth by investing principally in common stocks.

    - DEAN WITTER CONVERTIBLE SECURITIES TRUST seeks a high level of total return through a combination of current income and capital appreciation by investing principally in convertible securities.

    - DEAN WITTER DEVELOPING GROWTH SECURITIES seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.

    - DEAN WITTER DIVIDEND GROWTH SECURITIES INC. seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

    - DEAN WITTER EUROPEAN GROWTH FUND INC. seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Europe.

    - DEAN WITTER FINANCIAL SERVICES TRUST seeks long-term capital appreciation by investing in the equity securities of companies in the financial services and financial services related industries.

    - DEAN WITTER HEALTH SCIENCE TRUST seeks capital appreciation by investing in securities of companies in the health sciences industry throughout the world.


    - DEAN WITTER HIGH YIELD SECURITIES INC. seeks a high level of current income and, secondarily, capital appreciation by investing principally in fixed-income securities which are rated in the lower categories by established rating services (Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's Corporation) or are non-rated securities of comparable quality.



    - DEAN WITTER INCOME BUILDER FUND seeks reasonable income with growth of capital as a secondary objective by investing in a diversified portfolio of income-producing common stocks and preferred stocks and in securities convertible into common stock.


    - DEAN WITTER INFORMATION FUND seeks long-term capital appreciation by investing common stocks and securities convertible into common stocks of domestic and foreign companies which are involved in all areas and emerging areas of the communications and information industry.

    - DEAN WITTER INTERMEDIATE INCOME SECURITIES seeks high current income by investing primarily in intermediate term, investment grade fixed-income securities.

    - DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST seeks high current income consistent with safety of principal by investing in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

    - DEAN WITTER UTILITIES FUND seeks current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.

    - DEAN WITTER INTERNATIONAL SMALL CAP FUND seeks long-term growth of capital by investing in equity securities of "small capitalization" companies located outside of the United States.

    - DEAN WITTER JAPAN FUND seeks long-term capital appreciation by investing primarily in securities issued by issuers located in Japan.

    - DEAN WITTER MARKET LEADER TRUST seeks long-term growth of capital by investing primarily in equity securities that, in the opinion of the Investment Manager, are established leaders in their respective fields in growing industries in domestic and foreign markets.

    - DEAN WITTER MID-CAP GROWTH PORTFOLIO seeks long-term capital growth by investing principally in equity securities of "mid-cap" companies.

    - DEAN WITTER PACIFIC GROWTH FUND INC. seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.

    - DEAN WITTER NATURAL RESOURCE DEVELOPMENT SECURITIES INC. seeks capital growth by investing primarily in common stocks of companies in the natural resources and related areas.

    - DEAN WITTER PRECIOUS METALS AND MINERALS TRUST seeks capital appreciation by investing in the securities of foreign and domestic companies engaged in the exploration, mining, fabrication, processing, distribution or trading of precious metals and minerals and by investing a portion of its assets in precious metals and minerals.

    - DEAN WITTER S&P 500 INDEX FUND seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index by investing in common stocks included in the S&P 500 Index in approximately the same weightings as the Index.

    - DEAN WITTER SHORT-TERM BOND FUND seeks a high level of current income consistent with preservation of capital by investing in a diversified portfolio of short-term fixed income securities with a dollar-weighted average maturity of less than three years.

    - DEAN WITTER SPECIAL VALUE FUND seeks long-term capital appreciation by investing primarily in equity securities issued by companies whose equity market capitalization, at the time of purchase, falls within the range of $100 million to $1 billion and that, in the opinion of the Investment Manager, appear undervalued relative to the marketplace or to investments in similar companies.


    - DEAN WITTER VALUE-ADDED MARKET SERIES--EQUITY PORTFOLIO seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income by investing, on an equally weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index.



    - MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND--"BEST IDEAS"
      PORTFOLIO seeks long-term capital growth and invests primarily in the common stocks of U.S. and non-U.S. companies included in the "Best Ideas" subgroup of "Global Investing: The Competitive Edge," a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research.



    - MORGAN STANLEY DEAN WITTER GROWTH FUND seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies.



    - MORGAN STANLEY DEAN WITTER MID-CAP DIVIDEND GROWTH SECURITIES seeks total return by investing principally in equity securities of companies whose market capitalization falls within the range of companies comprising the Standard & Poor's MidCap 400 Index.


    REPURCHASE AGREEMENTS. As discussed in the Prospectus, when cash may be available for only a few days, it may be invested by the Underlying Funds ("fund" or "funds") in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the fund. These agreements, which may be viewed as a type of secured lending by the fund, typically involve the acquisition by the fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and will be marked to market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.

    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Board of Trustees of the fund. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the exercising of the fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the fund could suffer a loss. It is the current policy of the funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by a fund, amounts to more than 15% of its net assets. A fund's investments in repurchase agreements may at times be substantial when, in the view of the Investment Manager, liquidity, tax or other considerations warrant.

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, a fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business days' notice, or by the fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the fund. Any gain or loss in the market price during the loan period would inure to the fund. The creditworthiness of firms to which the fund lends its portfolio securities will be monitored on an ongoing basis by the Investment Manager pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Trustees of the fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the fund's investment in such loaned securities. A fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS. As discussed in the Prospectus, from time to time a fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date. At the time a fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. The fund will also establish a segregated account with its custodian bank in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis. Subject to the foregoing restrictions, a fund may purchase securities on such basis without limit.

    WHEN, AS AND IF ISSUED SECURITIES. As discussed in the Prospectus, a fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the fund until the Investment Manager determines that issuance of the security is probable. At such time, the fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the fund will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other liquid portfolio securities equal in value to recognized commitments for such securities. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. The value of a fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the fund, may not exceed 5% of the value of the fund's total assets at the time the initial commitment to purchase such securities is made (see "Investment Restrictions" in each fund's Prospectus and Statement of Additional Information). Subject to the foregoing restrictions, a fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. A fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the fund at the time of the sale.

    PRIVATE PLACEMENTS. As discussed in the Prospectus, a fund may invest up to either 5% or 10% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A of the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction.) Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent a fund from disposing of them promptly at reasonable prices. The fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

    The Securities and Exchange Commission ("SEC") has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Trustees of the funds, will make a determination as to the liquidity of each restricted security purchased by a fund. The procedures require that the following factors be taken into account in making a liquidity determination: (1) the frequency of trades and price quotes for the security; (2) the number of dealers and other potential purchasers who have issued quotes on the security; (3) any dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under the SEC's current policies may not exceed 15% of a fund's net assets, and will not be subject to the 10% limitation set out in the preceding paragraph.

    The Rule 144A marketplace of sellers and qualified institutional buyers is new and still developing and may take a period of time to develop into a mature liquid market. As such, the market for certain private placements purchased pursuant to Rule 144A may be initially small or may, subsequent to purchase, become illiquid. Furthermore, the Investment Manager may not posses all the information concerning an issue of securities that it wishes to purchase in a private placement to which it would normally have had access, had the registration statement necessitated by a public offering been filed with the Securities and Exchange Commission.

    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. As discussed in the Prospectus, certain funds may also use reverse repurchase agreements and dollar rolls as part of its investment strategy. Reverse repurchase agreements involve sales by a fund of portfolio assets concurrently with an agreement by the fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

    A fund may enter into dollar rolls in which the fund sells securities for delivery in the current months and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the fund forgoes principal and interest paid on the securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

    A fund will establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government Securities or other liquid portfolio securities equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities the fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, a fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are speculative techniques involving leverage, and are considered borrowings by a fund.

    ZERO COUPON SECURITIES. As discussed in the Prospectus, a portion of the U.S. Government Securities purchased by a fund may be "zero coupon" Treasury securities. These are U.S. Treasury bills, notes and bonds which have been stripped of their unmatured interest coupons and receipts or which are certificates representing interests in such stripped debt obligations and coupons. In addition, a portion of the fixed-income securities purchased by such fund may be "zero coupon" securities. "Zero coupon" securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during at least a portion of its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

    The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as a fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the fund receives no interest payments in cash on the securities during the year.

    Currently, the only U.S. Treasury security issued without coupons is the Treasury bill. However, in the last few years a number of banks and brokerage firms have separated ("stripped") the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account).

    RIGHTS AND WARRANTS. As stated in the Prospectus, a fund may acquire rights and warrants which are attached to other securities in its portfolio, or which are issued as a distribution by the issuer of a security held in its portfolio. Warrants are, in effect, an option to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them.

    CONVERTIBLE SECURITIES. As stated in the Prospectus, certain of the fixed-income securities purchased by certain funds may be convertible into common stock of the issuer. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

    To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security (the credit standing of the issuer and other factors may also have an effect on the convertible security's value). If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. (This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege.) At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by a fund at varying price levels above their investments values and/or their conversion values in keeping with the fund's objective.

    FOREIGN SECURITIES. As stated in the Prospectus, foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Fluctuations in the relative rates of exchange between the currencies of different nations will affect the value of a fund's investments denominated in foreign currency. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of a fund's assets denominated in that currency and thereby impact upon the fund's total return on such assets.

    Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Moreover, foreign currency exchange rates may be affected by the regulatory control of the exchanges on which the currencies trade. The foreign currency transactions of a fund will be conducted on a spot basis or through forward contracts or futures contracts (described in the Statement of Additional Information). A fund will incur certain costs in connection with these currency transactions.

    Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to the more rigorous uniform accounting, auditing and financial reporting standards and requirements applicable to U.S. companies.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of certain fund trades effected in such markets. Inability to dispose of portfolio securities due to settlement delays could result in losses to the fund due to subsequent declines in value of such securities and the inability of the fund to make intended security purchases due to settlement problems could result in a failure of the fund to make potentially advantageous investments. To the extent a fund purchases Eurodollar certificates of deposit issued by foreign branches of domestic United States banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, and future international political and economic developments which might adversely affect the payment of principal or interest.

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. As stated in the Prospectus, certain funds may enter into forward foreign currency exchange contracts ("forward contracts") as a hedge against fluctuations in future foreign exchange rates. A fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial and investment banks) and their customers. Such forward contracts will only be entered into with United States banks and their foreign branches or foreign banks, insurance companies and other dealers whose assets total $1 billion or more. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

    When management of a fund believes that the currency of a particular foreign country may suffer a substantial movement against the U.S. dollar, it may enter into a forward contract to purchase or sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency.

    A fund will enter into forward contracts under various circumstances. When the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may, for example, desire to "lock in" the price of the security in U.S. dollars or some other foreign currency which the fund is temporarily holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, a fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase (by the fund or the counterparty) and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

    At other times, when, for example, a fund's Investment Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar or some other foreign currency, the fund may enter into a forward contract to sell, for a fixed amount of dollars or other currency, the amount of foreign currency approximating the value of some or all of the fund's securities holdings (or securities which the fund has purchased for its portfolio) denominated in such foreign currency. Under identical circumstances, a fund may enter into a forward contract to sell, for a fixed amount of U.S. dollars or other currency, an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of the portfolio securities to be hedged. This method of hedging, called "cross-hedging," will be selected by the Investment Manager when it is determined that the foreign currency in which the portfolio securities are denominated has insufficient liquidity or is trading at a discount as compared with some other foreign currency with which it tends to move in tandem.

    In addition, when a fund's Investment Manager anticipates purchasing securities at some time in the future, and wishes to lock in the current exchange rate of the currency in which those securities are denominated against the U.S. dollar or some other foreign currency, the fund may enter into a forward contract to purchase an amount of currency equal to some or all of the value of the anticipated purchase, for a fixed amount of U.S. dollars or other currency. The fund may, however, close out the forward contract without purchasing the security which was the subject of the "anticipatory" hedge.

    A fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the fund to deliver an amount of foreign currency in excess of the value of the fund's portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the management of the relevant funds believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the fund will be served. The fund's custodian bank will place cash, U.S. Government securities or other appropriate liquid portfolio securities in a segregated account of the fund in an amount equal to the value of the fund's total assets committed to the consummation of forward contracts entered into under the circumstances set forth above. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund's commitments with respect to such contracts.

    Where, for example, a fund is hedging a portfolio position consisting of foreign securities denominated in a foreign currency against adverse exchange rate moves vis-a-vis the U.S. dollar, at the maturity of the forward contract for delivery by the fund of a foreign currency, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency (however, the ability of the fund to terminate a contract is contingent upon the willingness of the currency trader with whom the contract has been entered into to permit an offsetting transaction). It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio securities if its market value exceeds the amount of foreign currency a fund is obligated to deliver.

    If a fund retains the portfolio securities and engages in an offsetting transaction, the fund will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    If a fund purchases a fixed-income security which is denominated in U.S. dollars but which will pay out its principal based upon a formula tied to the exchange rate between the U.S. dollar and a foreign currency, it may hedge against a decline in the principal value of the security by entering into a forward contract to sell an amount of the relevant foreign currency equal to some or all of the principal value of the security.

    At times when a fund has written a call option on a security or the currency in which it is denominated, it may wish to enter into a forward contract to purchase or sell the foreign currency in which the security is denominated. A forward contract would, for example, hedge the risk of the security on which a call option has been written declining in value to a greater extent than the value of the premium received for the option. A fund will maintain with its Custodian at all times, cash, U.S. Government securities, or other liquid portfolio securities in a segregated account equal in value to all forward contract obligations and option contract obligations entered into in hedge situations such as this.

    Although a fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will, however, do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the spread between the prices at which they are buying and selling various currencies. Thus a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

    In all of the above circumstances, if the currency in which a fund securities holdings (or anticipated portfolio securities) are denominated rises in value with respect to the currency which is being purchased (or sold), then the fund will have realized fewer gains than had the fund not entered into the forward contracts. Moreover, the precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. A fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager. A fund generally will not enter into a forward contract with a term of greater than one year, although it may enter into forward contracts for periods of up to five years. A fund may be limited in its ability to enter into hedging transactions involving forward contracts by the Internal Revenue Code (the "Code") requirements relating to qualifications as a regulated investment company (see "Dividends, Distributions and Taxes").

OPTIONS AND FUTURES TRANSACTIONS

    As stated in the Prospectus, a fund may write covered call options against securities held in its portfolio and covered put options on eligible portfolio securities and stock indexes and purchase options of the same series to effect closing transactions, and may hedge against potential changes in the market value of investments (or anticipated investments) and facilitate the reallocation of a fund's assets into and out of equities and fixed-income securities by purchasing put and call options on portfolio (or eligible portfolio) securities and engaging in transactions involving futures contracts and options on such contracts. A fund may also hedge against potential changes in the market value of the currencies in which its investments (or anticipated investments) are denominated by purchasing put and call options on currencies and engage in transactions involving currency futures contracts and options on such contracts.

    Call and put options on U.S. Treasury notes, bonds and bills and equity securities are listed on Exchanges and are written in over-the-counter transactions ("OTC options"). Listed options are issued by the Options Clearing Corporation ("OCC") and other clearing entities including foreign exchanges. Ownership of a listed call option gives a fund the right to buy from the OCC the underlying security covered by the option at the stated exercise price (the price per unit of the underlying security) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the OCC the underlying security at that exercise price prior to the expiration date of the option, regardless of its then current market price. Ownership of a listed put option would give the fund the right to sell the underlying security to the OCC at the stated exercise price. Upon notice of exercise of the put option, the writer of the put would have the obligation to purchase the underlying security from the OCC at the exercise price.

    OPTIONS ON TREASURY BONDS AND NOTES. Because trading in options written on Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges on which such securities trade will not continue indefinitely to introduce options with new expirations to replace expiring options on particular issues. Instead, the expirations introduced at the commencement of options trading on a particular issue will be allowed to run their course, with the possible addition of a limited number of new expirations as the original ones expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and options representing a full range of expirations will not ordinarily be available for every issue on which options are traded.

    OPTIONS ON TREASURY BILLS. Because a deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in Treasury bills with a principal amount of the securities deliverable upon exercise of the option, the position may be hedged from a risk standpoint by the writing of a call option. For so long as the call option is outstanding, the Fund will hold the Treasury bills in a segregated account with its Custodian, so that they will be treated as being covered.

    OPTIONS ON FOREIGN CURRENCIES. A fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward foreign currency exchange contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, a fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, a fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby "locking in" the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, a fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. A fund may also purchase call and put options to close out written option positions.

    A fund may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which a security is denominated and the U.S. dollar, then a loss to a fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A fund may also write options to close out long call option positions.

    The markets in foreign currency options are relatively new and a fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the funds will not purchase or write such options unless and until, in the opinion of the management of the funds, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

    The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

    There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

    OTC OPTIONS. Exchange-listed options are issued by the OCC which assures that all transactions in such options are properly executed. OTC options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the respective funds. With OTC options, such variables as expiration date, exercise price and premium will be agreed upon between a fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, the fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. A fund will engage in OTC option transactions only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York.

    COVERED CALL WRITING. Certain funds is permitted to write covered call options on portfolio securities and the U.S. dollar and foreign currencies, without limit. Generally, a call option is "covered" if the Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the fund by its Custodian in a segregated account) the underlying security (currency) subject to the option except that in the case of call options on U.S. Treasury Bills, a fund might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the exercise price and a maturity date no later than that of the securities (currency) deliverable under the call option. A call option is also covered if a fund holds a call on the same security (currency) as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the mark to market difference is maintained by the fund in cash, U.S. Government securities or other liquid portfolio securities which the fund holds in a segregated account maintained with its Custodian.

    A fund will receive from the purchaser, in return for a call it has written, a "premium"; i.e., the price of the option. Receipt of these premiums may better enable the fund to achieve a greater total return than would be realized from holding the underlying securities (currency) alone. Moreover, the income received from the premium will offset a portion of the potential loss incurred by the fund if the securities (currency) underlying the option are ultimately sold (exchanged) by the fund at a loss. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Fund may receive less total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

    As regards listed options and certain OTC options, during the option period, a fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once a fund has been assigned an exercise notice, the fund will be unable to effect a closing purchase transaction.

    Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable a fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. Also, effecting a closing purchase transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by the fund. A fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction.

Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

    If a call option expires unexercised, a fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received for on the option less the commission paid.

    Options written by a fund normally have expiration dates of from up to nine months (equity securities) to eighteen months (fixed-income securities) from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security (currency) at the time the option is written. See "Risks of Options and Futures Transactions," below.

    COVERED PUT WRITING. As a writer of a covered put option, a fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC put options written by the fund will be exercisable by the purchaser only on a specific date). A put is "covered" if, at all times, the fund maintains, in a segregated account maintained on its behalf at the Fund's Custodian, cash, U.S. Government securities or other high grade obligations in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the fund by its purchase of a put option on the same security as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the mark to market difference is maintained by the fund in cash, U.S. Government securities or other liquid portfolio securities which the fund holds in a segregated account maintained at its Custodian. In writing puts, a fund assumes the risk of loss should the market value of the underlying security decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security. The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

    A fund will write put options for two purposes: (1) to receive the income derived from the premiums paid by purchasers; and (2) when the Investment Manager wishes to purchase the security underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought. The potential gain on a covered put option is limited to the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction).

    PURCHASING CALL AND PUT OPTIONS. A fund may purchase listed and OTC call and put options in amounts equalling up to 5% of its total assets. A fund may purchase call options in order to close out a covered call position (see "Covered Call Writing" above) or purchase call options on securities they intend to purchase. A fund may also purchase a call option on foreign currency to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction or a call written over-the-counter may be a listed or an OTC option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by a fund.

    A fund may purchase put options on securities (currency) which it holds (or has the right to acquire) in its portfolio only to protect itself against a decline in the value of the security (currency). If the value of the underlying security (currency) were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the fund would incur no additional loss. A fund may also purchase put options to close out written put positions in a manner similar to call options closing purchase transactions. In addition, the fund may sell a put option which it has previously purchased prior to the sale of the securities (currency) underlying such option. Such a sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Any such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by the fund expired without being sold or exercised, the premium would be lost.

    RISKS OF OPTIONS TRANSACTIONS. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (currency) decline. The covered put writer also retains the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option less the premium received on the sale of the option. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities (currency) at the exercise price.

    Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell (exchange) an underlying security (currency) at a time when it might otherwise be advantageous to do so. A covered put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting over-the-counter option would continue to bear the risk of decline in the market price of the underlying security (currency) until the option expires or is exercised. In addition, a coveredput writer would be unable to utilize the amount held in cash or U.S. Government or other liquid portfolio securities as security for the put option for other investment purposes until the exercise or expiration of the option.

    A fund's ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market on option Exchanges. There is no assurance that such a market will exist, particularly in the case of OTC options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, a fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

    Among the possible reasons for the absence of a liquid secondary market on an Exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an Exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an Exchange; (v) inadequacy of the facilities of an Exchange or the Options Clearing Corporation ("OCC") to handle current trading volume; or
(vi) a decision by one or more Exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would generally continue to be exercisable in accordance with their terms.

    Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, a fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on a fund's ability to effectively hedge its portfolio.

    In the event of the bankruptcy of a broker through which a fund engages in transactions in options, futures or options thereon, the fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC option purchased by the fund, the fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Investment Manager.

    Each of the Exchanges has established limitations governing the maximum number of call or put options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Exchanges or are held or written on one or more accounts or through one or more brokers). An Exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a fund may write.

    While the futures contracts and options transactions to be engaged in by a fund for the purpose of hedging the fund's portfolio securities are not speculative in nature, there are risks inherent in the use of such instruments. One such risk which may arise in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities and indexes subject to futures contracts (and thereby the futures contract prices) may correlate imperfectly with the behavior of the cash prices of the fund's portfolio securities. Another such risk is that prices of interest rate futures contracts may not move in tandem with the changes in prevailing interest rates against which the fund seeks a hedge. A correlation may also be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

    The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

    STOCK INDEX OPTIONS. Options on stock indexes are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indexes may have different multipliers. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash and a gain or loss depends on price movements in the stock market generally (or in a particular segment of the market) rather than the price movements in individual stocks. Currently, options are traded on the Standard & Poor's 100 Index and the Standard & Poor's 500 Index on the Chicago Board Options Exchange, the Major Market Index and the Computer Technology Index, Oil Index and Institutional Index on the American Stock Exchange and the NYSE Index and NYSE Beta Index on the New York Stock Exchange, The Financial News Composite Index on the Pacific Stock Exchange and the Value Line Index, National O-T-C Index and Utilities Index on the Philadelphia Stock Exchange, each of which and any similar index on which options are traded in the future which include stocks that are not limited to any particular industry or segment of the market is referred to as a "broadly based stock market index." Options on stock indexes provide a fund with a means of protecting a fund against the risk of market wide price movements. If the Investment Manager anticipates a market decline, the fund could purchase a stock index put option. If the expected market decline materialized, the resulting decrease in the value of the fund's portfolio would be offset to the extent of the increase in the value of the put option. If the Investment Manager anticipates a market rise, the fund may purchase a stock index call option to enable the fund to participate in such rise until completion of anticipated common stock purchases by the fund. Purchases and sales of stock index options also enable the Investment Manager to more speedily achieve changes in a fund's equity positions.

    A fund will write put options on stock indexes only if such positions are covered by cash, U.S. Government securities or other liquid portfolio securities equal to the aggregate exercise price of the puts, which cover is held for the fund in a segregated account maintained for it by the fund's Custodian. All call options on stock indexes written by the fund will be covered either by a portfolio of stocks substantially replicating the movement of the index underlying the call option or by holding a separate call option on the same stock index with a strike price no higher than the strike price of the call option sold by the fund.

    RISKS OF OPTIONS ON INDEXES. Because exercises of stock index options are settled in cash, call writers such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. A call writer can offset some of the risk of its writing position by holding a diversified portfolio of stocks similar to those on which the underlying index is based. However, most investors cannot, as a practical matter, acquire and hold a portfolio containing exactly the same stocks as the underlying index, and, as a result, bear a risk that the value of the securities held will vary from the value of the index. Even if an index call writer could assemble a stock portfolio that exactly reproduced the composition of the underlying index, the writer still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the writer will not learn that it has been assigned until the next business day, at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds stocks that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those stocks against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decrease in the value of its stock portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding stock positions.

    A holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

    If dissemination of the current level of an underlying index is interrupted, or if trading is interrupted in stocks accounting for a substantial portion of the value of an index, the trading of options on that index will ordinarily be halted. If the trading of options on an underlying index is halted, an exchange may impose restrictions prohibiting the exercise of such options.

    FUTURES CONTRACTS. Certain funds may purchase and sell interest rate, currency and stock index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes and bills ("interest rate" futures), on the U.S. dollar and foreign currencies, and such indexes as the S&P 500 Index, the Moody's Investment-Grade Corporate Bond Index and the New York Stock Exchange Composite Index ("index" futures).

    As a futures contract purchaser, a fund incurs an obligation to take delivery of a specified amount of the obligation underlying the contract at a specified time in the future for a specified price. As a seller of a futures contract, the fund incurs an obligation to deliver the specified amount of the underlying obligation at a specified time in return for an agreed upon price.

    A fund will purchase or sell interest rate futures contracts and bond index futures contracts for the purpose of hedging its fixed-income portfolio (or anticipated portfolio) securities against changes in prevailing interest rates. If the Investment Manager anticipates that interest rates may rise and, concomitantly, the price of fixed-income securities fall, a fund may sell an interest rate futures contract or a bond index futures contract. If declining interest rates are anticipated, the fund may purchase an interest rate futures contract to protect against a potential increase in the price of U.S. Government securities the fund intends to purchase. Subsequently, appropriate fixed-income securities may be purchased by the fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts.

    A fund will purchase or sell futures contracts on the U.S. dollar and on foreign currencies to hedge against an anticipated rise or decline in the value of the U.S. dollar or foreign currency in which a portfolio security of the fund is denominated vis-a-vis another currency.

    A fund will purchase or sell stock index futures contracts for the purpose of hedging its equity portfolio (or anticipated portfolio) securities against changes in their prices. If the Investment Manager anticipates that the prices of stock held by a fund may fall, the fund may sell a stock index futures contract. Conversely, if the Investment Manager wishes to hedge against anticipated price rises in those stocks which a fund intends to purchase, the fund may purchase stock index futures contracts. In addition, interest rate and stock index futures contracts will be bought or sold in order to close out a short or long position in a corresponding futures contract.

    Although most interest rate futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Index futures contracts provide for the delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the open or close of the last trading day of the contract and the futures contract price. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of equity security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of equity security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transaction.

    INTEREST RATE FUTURES CONTRACTS. When a fund enters into an interest rate futures contract, it is initially required to deposit with the fund's Custodian, in a segregated account in the name of the broker performing the transaction, an "initial margin" of cash or U.S. Government securities or other liquid portfolio securities equal to approximately 2% of the contract amount. Initial margin requirements are established by the Exchanges on which futures contracts trade and may, from time to time, change.
In addition, brokers may establish margin deposit requirements in excess of those required by the Exchanges.

    Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a brokers' client but is, rather, a good faith deposit on the futures contract which will be returned to the fund upon the proper termination of the futures contract. The margin deposits made are marked to market daily and the fund may be required to make subsequent deposits called "variation margin", with the Fund's Custodian, in the account in the name of the broker, which are reflective of price fluctuations in the futures contract. Currently, interest rates futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6 1/2 and 10 years, GNMA Certificates and Bank Certificates of Deposit.

    INDEX FUTURES CONTRACTS. A fund may invest in index futures contracts. An index futures contract sale creates an obligation by the fund, as seller, to deliver cash at a specified future time. An index futures contract purchase would create an obligation by the fund, as purchaser, to take delivery of cash at a specified future time. Futures contracts on indexes do not require the physical delivery of securities, but provide for a final cash settlement on the expiration date which reflects accumulated profits and losses credited or debited to each party's account.

    A fund is required to maintain margin deposits with brokerage firms through which it effects index futures contracts in a manner similar to that described above for interest rate futures contracts. Currently, the initial margin requirement is approximately 5% of the contract amount for index futures. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The fund may be required to make additional margin payments during the term of the contract.

    At any time prior to expiration of the futures contract, a fund may elect to close the position by taking an opposite position which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund and the fund realizes a loss or a gain.

    Currently, index futures contracts can be purchased or sold with respect to, among others, the Standard & Poor's 500 Stock Price Index and the Standard & Poor's 100 Stock Price Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange, the Major Market Index on the American Stock Exchange, the Moody's Investment-Grade Corporate Bond Index on the Chicago Board of Trade and the Value Line Stock Index on the Kansas City Board of Trade.

    OPTIONS ON FUTURES CONTRACTS. A fund may purchase and write call and put options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid), and the writer the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option is accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

    A fund will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. If, for example, the Investment Manager wished to protect against an increase in interest rates and the resulting negative impact on the value of a portion of its fixed-income portfolio, it might write a call option on an interest rate futures contract, the underlying security of which correlates with the portion of the portfolio the Investment Manager seeks to hedge. Any premiums received in the writing of options on futures contracts may, of course, augment the total return of the fund and thereby provide a further hedge against losses resulting from price declines in portions of the fund's portfolio.

    The writer of an option on a futures contract is required to deposit initial and variation margin pursuant to requirements similar to those applicable to futures contracts. Premiums received from the writing of an option on a futures contract are included in initial margin deposits.

    LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS ON FUTURES. A fund may not enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the fund's total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less
(more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. However, there is no overall limitation on the percentage of the fund's assets which may be subject to a hedge position. In addition, in accordance with the regulations of the Commodity Futures Trading Commission ("CFTC") under which the fund is exempted from registration as a commodity pool operator, the fund may only enter into futures contracts and options on futures contracts transactions for purposes of hedging a part or all of its portfolio. If the CFTC changes its regulations so that the fund would be permitted to write options on futures contracts for purposes other than hedging the fund's investments without CFTC registration, the fund may engage in such transactions for those purposes. Except as described above, there are no other limitations on the use of futures and options thereon by the fund.

    RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. A fund may sell a futures contract to protect against the decline in the value of securities held by the fund. However, it is possible that the futures market may advance and the value of securities held in the portfolio of the fund may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

    If a fund purchases a futures contract to hedge against the increase in value of securities it intends to buy, and the value of such securities decreases, then the fund may determine not to invest in the securities as planned and will realize a loss on the futures contract that is not offset by a reduction in the price of the securities.

    In addition, if a fund holds a long position in a futures contract or has sold a put option on a futures contract, it will hold cash, U.S. Government securities or other liquid portfolio securities equal to the purchase price of the contract or the exercise price of the put option (less the amount of initial or variation margin on deposit) in a segregated account maintained for the fund by its Custodian. Alternatively, the fund could cover its long position by purchasing a put option on the same futures contract with an exercise price as high or higher than the price of the contract held by the fund.

    If a fund maintains a short position in a futures contract or has sold a call option on a futures contract, it will cover this position by holding, in a segregated account maintained at its Custodian, cash, U.S. Government securities or other liquid portfolio securities equal in value (when added to any initial or variation margin on deposit) to the market value of the securities underlying the futures contract or the exercise price of the option. Such a position may also be covered by owning the securities underlying the futures contract (in the case of a stock index futures contract a portfolio of securities substantially replicating the relevant index), or by holding a call option permitting the fund to purchase the same contract at a price no higher than the price at which the short position was established.

    Exchanges may limit the amount by which the price of futures contracts may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased.

    The extent to which a fund may enter into transactions involving options and futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the fund's intention to qualify as such. See "Dividends, Distributions and Taxes" in the Prospectus and the Statement of Additional Information.

    There may exist an imperfect correlation between the price movements of futures contracts purchased by a fund and the movements in the prices of the securities which are the subject of the hedge. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin deposit requirements, distortions in the normal relationship between the debt securities and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of underlying securities rather than engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the Investment Manager may still not result in a successful hedging transaction.

    There is no assurance that a liquid secondary market will exist for futures contracts and related options in which a fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the fund from closing out a contract which may result in reduced gain or increased loss to the fund. The absence of a liquid market in futures contracts might cause the fund to make or take delivery of the underlying securities at a time when it may be disadvantageous to do so.

    Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities.

    The Investment Manager has substantial experience in the use of the investment techniques described above under the heading "Options and Futures Transactions," which techniques require skills different from those needed to select the portfolio securities underlying various options and futures contracts.

PORTFOLIO TURNOVER

    It is anticipated that the portfolio turnover rate of each Portfolio of the Fund will not exceed 100%. A 100% turnover rate would occur, for example, if 100% of the securities held in a Portfolio of the Fund (excluding all securities whose maturities at acquisition were one year or less) were sold and replaced within one year.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies of the Portfolios, except as otherwise indicated. Under the Act, a fundamental policy may not be changed with respect to a Portfolio without the vote of a majority of the outstanding voting securities of that Portfolio, as defined in the Act. Such a majority is defined as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the Portfolio are present or represented by proxy or (b) more than 50% of the outstanding shares of the Portfolio.

    Each Portfolio of the Fund may not:

         1. Purchase or sell real estate or interests therein, although each Portfolio may purchase Underlying Funds which purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.

         2. Borrow money, except that each Portfolio may borrow from a bank for temporary or emergency purposes in an amount not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

         3. Issue senior securities as defined in the Act, except insofar as permitted in Investment Restriction 2 and except insofar as each Portfolio may be deemed to have issued a senior security by reason of entering into repurchase agreements.

         4. Make short sales of securities.

         5. Engage in the underwriting of securities, except insofar as a Portfolio or an Underlying Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

         6. Invest for the purpose of exercising control or management of any other issuer.

         7. Purchase or sell commodities or commodities contracts except that each Portfolio may invest in Underlying Funds which may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

         8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. (For the purpose of this restriction, collateral arrangements with respect to the writing of options by the Underlying Funds and collateral arrangements with respect to initial or variation margin for futures by the Underlying Funds are not deemed to be pledges of assets.)

         9. Purchase securities on margin (but a Portfolio may obtain short-term loans as are necessary for the clearance of transactions). The deposit or payment by an Underlying Fund of initial or variation margin in connection with futures contracts or related options thereon is not considered the purchase of a security on margin.

        10. Make loans of money or securities, except by investment in repurchase agreements. (For the purpose of this restriction, lending of Portfolio securities by the Underlying Funds are not deemed to be loans).

    Notwithstanding any other investment policy or restriction, each Portfolio of the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the respective Portfolio.

    Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Portfolios may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a Portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an Underlying Fund are located in the Prospectus and Statement of Additional Information of that Underlying Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

    The Investment Manager is responsible for decisions to buy and sell securities for the Portfolios and arranges for the execution of portfolio security transactions on behalf of the Trusts. Purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Portfolios do not normally incur any brokerage commission expense on such transactions. Money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

    The policy of the Portfolios regarding purchases and sales of securities for their respective portfolios is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions with those dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes such price and execution can be obtained from more than one dealer, it may give consideration to placing portfolio transactions with those dealers who also furnish research and other services to the Portfolios or the Investment Manager. Such services may include but are not limited to, any one or more of the following: information as to the availability of securities for purchases or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from dealers may be of benefit to the Investment Manager in the management of accounts of some or all of its other clients and may not in all cases benefit the Portfolios directly. While the receipt of such information and services are useful and important in supplementing its own research and facilities, the Investment Manager believes the value of such services is not determinable and does not significantly reduce its expenses.

    Pursuant to an order of the Securities and Exchange Commission, the Portfolios may effect principal transactions in certain money market instruments with Dean Witter. The Portfolios will limit their transactions with Dean Witter to U.S. Government and Government Agency Securities, Bank Money Instruments (i.e., Certificates of Deposit and Banker's Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). Such transactions will be effected with Dean Witter only when the price available from Dean Witter is better than that available from other dealers.


    While the Portfolios do not anticipate that they will incur any brokerage commissions, consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, Morgan Stanley & Co. Incorporated ("MS & Co.") and other brokers and dealers that are affiliates of the Investment Manager. In order for an affiliated broker or dealer to effect portfolio transactions for any of the Portfolios, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees of the Fund, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard.


THE DISTRIBUTOR
--------------------------------------------------------------------------------

    As discussed in the Prospectus, shares of each Portfolio of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"). The Distributor has entered into a selected dealer agreement with

DWR, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into selected dealer agreements with other selected broker-dealers. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW. The Trustees of the Fund, including a majority of the Trustees who are not, and were not at the time they voted, interested persons of the Fund, as defined in the Act (the "Independent Trustees"), approved, at their meeting held on July 23, 1997, the current Distribution Agreement appointing the Distributor as exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement has an initial term ending April 30, 1998 and will remain in effect from year to year thereafter if approved by the Board. At their meeting held on April 30, 1998, the Trustees, including a majority of the Independent Trustees, approved the continuance of the Distribution Agreement until April 30, 1999.


    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. Such expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to account executives. The Distributor also pays certain expenses in connection with the distribution of each Portfolio of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Portfolio of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal securities laws and pays filing fees in accordance with state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for losses sustained by the Fund or its shareholders.

PLAN OF DISTRIBUTION

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25%, 1.0% and 1.0% of the average daily net assets of Class A, Class B and Class C, respectively. The Distributor also receives the proceeds of front-end sales charges and of contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan (see "Purchase of Fund Shares" in the Prospectus).

    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.25% of such Class's average daily net assets are currently each characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the aforementioned Rules of the Association.

    The Plan was adopted by a majority vote of the Board of Trustees, including all of the Trustees of the Fund who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on the Plan, on July 23, 1997.

    Under the Plan and as required by Rule 12b-1, the Trustees receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method each Portfolio of the Fund offers four Classes of shares, each with a different distribution arrangement as set forth in the Prospectus.

    With respect to Class A shares, DWR compensates its account executives by paying them, from proceeds of the front-end sales charge, commissions for the sale of Class A shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value of the respective accounts for which they are the account executives or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by 401(k) plans or other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which Dean Witter Trust FSB ("DWT") serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper, the Investment Manager compensates DWR's account executives by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.

    With respect to Class B shares, DWR compensates its account executives by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 5.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.25% of the current value (not including reinvested dividends or distributions) of the amount sold in all cases. In the case of retirement plans qualified under Section 401(k) of the Internal Revenue Code and other employer-sponsored plans qualified under Section 401(a) of the Internal Revenue Code for which DWT serves as Trustee or the 401(k) Support Services Group of DWR serves as recordkeeper, and which plans are opened on or after July 28, 1997, DWR compensates its account executives by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.

    With respect to Class C shares, DWR compensates its account executives by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently a residual of up to 1.0% of the current value of the respective accounts for which they are the account executives of record.

    With respect to Class D shares other than shares held by participants in InterCapital's mutual fund asset allocation program, the Investment Manager compensates DWR's account executives by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates DWR's account executives by paying them, from its own funds, an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the account executives of record (not including accounts of participants in the InterCapital mutual fund asset allocation program).

    The gross sales credit is a charge which reflects commissions paid by DWR to its account executives and DWR's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating DWR's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other expenses relating to branch promotion of Fund sales. The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund.

No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 1.0%, in the case of Class C, of the average net assets of the respective Class of each Portfolio during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to account executives, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to account executives (for Class C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Trustees will review a quarterly budget of projected distribution expenses to be incurred on behalf of each Portfolio of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees will determine which particular expenses, and the portions thereof, that may be borne by each Portfolio of the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.

    At any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan and (ii) the proceeds of contingent deferred sales charges paid by investors upon redemption of shares. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or contingent deferred sales charges, may or may not be recovered through future distribution fees or contingent deferred sales charges.

    No interested person of the Fund nor any Trustee of the Fund who is not an interested person of the Fund, as defined in the Act, has any direct financial interest in the operation of the Plan except to the extent that the Distributor, InterCapital, DWR, DWSC or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

    Under its terms, the Plan has an initial term ending April 30, 1998 and will continue from year to year thereafter, provided such continuance is approved annually by a vote of the Trustees in the manner described above.

    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of each Portfolio of the Fund, and all material amendments to the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of each Portfolio of the Fund (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent 12b-1 Trustees shall be committed to the discretion of the Independent 12b-1 Trustees.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

    As stated in the Prospectus, short-term securities with remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. Other short-term debt securities will be valued on a mark-to-market basis until such time as they reach a remaining maturity of sixty days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Trustees determine such does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees.

    The net asset value per share for each Class of shares of each Portfolio of the Fund is determined once daily as of 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day; Reverend Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the Fund offers four Classes of shares as follows:

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

    Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except in the circumstances discussed in the Prospectus.

    RIGHT OF ACCUMULATION. As discussed in the Prospectus, investors may combine the current value of shares purchased in separate transactions for purposes of benefitting from the reduced sales charges available for purchases of shares of the Fund totalling at least $25,000 in net asset value. For example, if any person or entity who qualifies for this privilege holds Class A shares of the Fund and/or other Dean Witter Funds that are multiple class funds ("Dean Witter Multi-Class Funds") or shares of other Dean Witter Funds sold with a front-end sales charge purchased at a price including a front-end sales charge having a current value of $5,000, and purchases $20,000 of additional shares of the Fund, the sales charge applicable to the $20,000 purchase would be 4.75% of the offering price.


    The Distributor must be notified by the selected broker-dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the selected broker-dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Distributor or Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent") fails to confirm the investor's represented holdings.


    LETTER OF INTENT. As discussed in the Prospectus, reduced sales charges are available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from the Distributor or from a single Selected Broker-Dealer.

    A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a thirteen-month period. Each purchase of Class A shares made during the period will receive the reduced sales commission applicable to the amount represented by the goal, as if it were a single purchase. A number of shares equal in value to 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.

    The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the shareholder to liquidate a sufficient number of his or her escrowed shares to obtain such difference.

    If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth above under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. For the purpose of determining whether the investor is entitled to a further reduced sales charge applicable to purchases at or above a sales charge level which exceeds the stated goal of a Letter of Intent, the cumulative current net asset value of any shares owned by the investor in any other Dean Witter Funds held by the shareholder which were previously purchased at a price including a front-end sales charge (including shares of the Fund and other Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions) will be added to the cost or net asset value of shares of the Fund owned by the investor. However, shares of "Exchange Funds" (see "Shareholder Services--Exchange Privilege") and the purchase of shares of other Dean Witter Funds will not be included in determining whether the stated goal of a Letter of Intent has been reached.

    At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, only shares purchased during the previous 90-day period and still owned by the shareholder will be included in the new sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES


    Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon most redemptions within six years after purchase. As stated in the Prospectus, a CDSC will be imposed on any redemption by an investor if after such redemption the current value of the investor's Class B shares of the Fund is less than the dollar amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (or, in the case of shares held by certain Qualified Retirement Plans, three years). However, no CDSC will be imposed to the extent that the net asset value of the shares redeemed does not exceed: (a) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions of the Fund or another Dean Witter Fund (see "Shareholder Services--Targeted Dividends"), plus (c) the current net asset value of shares acquired in exchange for (i) shares of Dean Witter front-end sales charge funds, or (ii) shares of other Dean Witter Funds for which shares of front-end sales charge funds have been exchanged (see "Shareholder Services--Exchange Privilege"), plus (d) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of Fund shares made during the preceding six (three) years. The CDSC will be paid to the Distributor. [In addition, no CDSC will be imposed on redemptions of shares which are attributable to reinvestment of dividends or distributions from, or the proceeds of, certain Unit Investment Trusts.]



    In determining the applicability of the CDSC to each redemption, the amount which represents an increase in the net asset value of the investor's shares above the amount of the total payments for the purchase of shares within the last six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) will be redeemed first. In the event the redemption amount exceeds such increase in value, the next portion of the amount redeemed will be the amount which represents the net asset value of the investor's shares purchased more than six (three) years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of Dean Witter front-end sales charge funds, or for shares of other Dean Witter funds for which shares of front-end sales charge funds have been exchanged. A portion of the amount redeemed which exceeds an amount which represents both such increase in value and the value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/ or shares acquired in the above-described exchanges will be subject to a CDSC.


    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of the Fund until the time of redemption of such shares. For purposes of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the month. The following table sets forth the rates of the CDSC applicable to most Class B shares of the Fund:

                                        YEAR SINCE
                                         PURCHASE                                            CDSC AS A PERCENTAGE OF
                                       PAYMENT MADE                                              AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               5.0%
Second....................................................................................               4.0%
Third.....................................................................................               3.0%
Fourth....................................................................................               2.0%
Fifth.....................................................................................               2.0%
Sixth.....................................................................................               1.0%
Seventh and thereafter....................................................................             None


    The following table sets forth the rates of the CDSC applicable to Class B shares of the Fund, purchased by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement.


                                        YEAR SINCE
                                         PURCHASE                                            CDSC AS A PERCENTAGE OF
                                       PAYMENT MADE                                              AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               2.0%
Second....................................................................................               2.0%
Third.....................................................................................               1.0%
Fourth and thereafter.....................................................................             None


    In determining the rate of the CDSC, it will be assumed that a redemption is made of shares held by the investor for the longest period of time within the applicable six-year or three-year period. This will result in any such CDSC being imposed at the lowest possible rate. The CDSC will be imposed, in accordance with the table shown above, on any redemptions within six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) of purchase which are in excess of these amounts and which redemptions do not qualify for waiver of the CDSC, as described in the Prospectus.


LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold without a sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase, except in the circumstances discussed in the Prospectus.

NO LOAD ALTERNATIVE--CLASS D SHARES

    Class D shares are offered without any sales charge on purchase or redemption. Class D shares are offered only to those persons meeting the qualifications set forth in the Prospectus.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    Upon the purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of each Portfolio of the Fund and maintained by the Transfer Agent. This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a share certificate. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder instituted transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation of the transaction from the Fund or from DWR or other selected broker-dealer.


    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. As stated in the Prospectus, all income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund, unless the shareholder requests that they be paid in cash. Each purchase of shares of the Fund is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and capital gains distributions on shares owned by the investor. Such dividends and distributions will be paid, at the net asset value per share, in shares of the applicable Class of the Fund (or in cash if the shareholder so requests) as of the close of business on the record date. At any time an investor may request the Transfer Agent, in writing, to have subsequent dividends and/or capital gains distributions paid to him or her in cash rather than shares. To assure sufficient time to process the change, such request should be received by the Transfer Agent at least five business days prior to the record date of the dividend or distribution. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payments will be made to DWR or other selected broker-dealer, and will be forwarded to the shareholder, upon the receipt of proper instructions. It has been and remains the Fund's policy and practice that, if checks for dividends or distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


    TARGETED DIVIDENDS.-SM- In states where it is legally permissible, shareholders may also have all income dividends and capital gains distributions automatically invested in shares of any Class of an open-end Dean Witter Fund other than Dean Witter Fund of Funds or in another Class or Portfolio of Dean Witter Fund of Funds. Such investment will be made as described above for automatic investment in shares of the applicable Class of the Fund, at the net asset value per share of the selected Dean Witter Fund as of the close of business on the payment date of the dividend or distribution and will begin to earn dividends, if any, in the selected Dean Witter Fund the next business day. To participate in the Targeted Dividends program, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent. Shareholders of the Fund must be shareholders of the selected Class of the Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Dean Witter Fund before entering the program.


    EASYINVEST.-SM- Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected (subject to any applicable sales charges). Shares of Dean Witter money market funds redeemed in connection with EasyInvest are redeemed on the business day preceding the transfer of funds. For further information or to subscribe to EasyInvest, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent.


    INVESTMENT OF DIVIDENDS OR DISTRIBUTIONS RECEIVED IN CASH. As discussed in the Prospectus, any shareholder who receives a cash payment representing a dividend or distribution may invest such dividend or distribution in shares of the applicable Class at net asset value, without the imposition of a CDSC upon redemption, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. If the shareholder returns the proceeds of a dividend or distribution, such funds must be accompanied by a signed statement indicating that the proceeds constitute a dividend or distribution to be invested. Such investment will be made at the net asset value per share next determined after receipt of the check or the proceeds by the Transfer Agent.

    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders who own or purchase shares of the Fund having a minimum value of $10,000 based upon the then current net asset value. The Withdrawal Plan provides for monthly or quarterly (March, June, September and December) checks in any dollar amount, not less than $25, or in any whole percentage of the account balance, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"). Therefore, any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly or quarterly amount.

    The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month or quarter and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholder's DWR or other selected broker-dealer brokerage account, within five business days after the date of redemption. The Withdrawal Plan may be terminated at any time by the Fund.

    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

    Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Although the shareholder may make additional investments of $2,500 or more under the Withdrawal Plan, withdrawals made concurrently with purchases of additional shares may be inadvisable because of sales charges which may be applicable to purchases or redemptions of shares (see "Purchase of Fund Shares").

    Any shareholder who wishes to have payments under the Withdrawal Plan made to a third party or sent to an address other than the one listed on the account must send complete written instructions to the Transfer Agent to enroll in the Withdrawal Plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments through his or her account executive or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular shareholder investment account. The shareholder may also redeem all or part of the shares held in the Withdrawal Plan account (see "Redemptions and Repurchases" in the Prospectus) at any time.

    DIRECT INVESTMENTS THROUGH TRANSFER AGENT. As discussed in the Prospectus, shareholders may make additional investments in any Class of shares of any Portfolio of the Fund for which they qualify at any time by sending a check in any amount, not less than $100, payable to Dean Witter Fund of Funds, and indicating the selected Class and Portfolio, directly to the Fund's Transfer Agent. In the case of Class A shares, after deduction of any applicable sales charge, the balance will be applied to the purchase of Fund shares, and, in the case of shares of the other Classes, the entire amount will be applied to the purchase of Fund shares, at the net asset value per share next computed after receipt of the check or purchase payment by the Transfer Agent. The shares so purchased will be credited to the investor's account.

EXCHANGE PRIVILEGE


    As discussed in the Prospectus, the Fund makes available to its shareholders an Exchange Privilege whereby shareholders of each Class of shares of any Portfolio of the Fund may exchange their shares for shares of the same Class of shares of any other Portfolio of the Fund or any other Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of any of the following funds: Dean Witter Short-Term U.S. Treasury Trust, Dean Witter Limited Term Municipal Trust, Dean Witter Short-Term Bond Fund, Dean Witter Intermediate Term U.S. Treasury Trust and five Dean Witter Funds which are money market funds (the foregoing nine funds are hereinafter referred to as the "Exchange Funds"). Class A shares may also be exchanged for shares of Dean Witter Multi-State Municipal Series Trust and Dean Witter Hawaii Municipal Trust, which are Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Class B shares may also be exchanged for shares of Dean Witter Global Short-Term Income Fund Inc., ("Global Short-Term") which is a Dean Witter Fund offered with a CDSC. Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.


    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

    Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)


    As described below, and in the Prospectus under the caption "Purchase of Fund Shares," a CDSC may be imposed upon a redemption, depending on a number of factors, including the number of years from the time of purchase until the time of redemption or exchange ("holding period"). When shares of a Dean Witter Multi-Class Fund or Global Short-Term are exchanged for shares of an Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Dean Witter Multi-Class Fund or Global Short-Term. However, in the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees incurred on or after that date which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Dean Witter Multi-Class Fund or Global Short-Term from the Exchange Fund, with no CDSC being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a Dean Witter Multi-Class Fund or Global Short-Term are reacquired. A CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Dean Witter Multi-Class Fund or in Global Short-Term. In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC Fund.



    When shares initially purchased in a Dean Witter Multi-Class Fund or in Global Short-Term are exchanged for shares of a Dean Witter Multi-Class Fund, shares of Global Short-Term, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions and (iii) acquired in exchange for shares of FSC Funds, or for shares of other Dean Witter Funds for which shares of FSC Funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. After an exchange, all dividends earned on shares in an Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that, with respect to Class B shares, if shares held for identical periods of time but subject to different CDSC schedules are held in the same Exchange Privilege account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or (b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the Prospectus under the caption "Purchase of Fund Shares," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.

    With respect to the redemption or repurchase of shares of any Portfolio of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's selected broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any selected broker-dealer.

    The Distributor and any selected broker-dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other Portfolio or any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any selected broker-dealer for any transactions pursuant to this Exchange Privilege.

    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Dean Witter Liquid Asset Fund Inc., Dean Witter Tax-Free Daily Income Trust, Dean Witter California Tax-Free Daily Income Trust and Dean Witter New York Municipal Money Market Trust, although those funds may, in their discretion, accept initial investments of as low as $1,000. The minimum initial investment for the Exchange Privilege account of each Class is $10,000 for Dean Witter Short-Term U.S. Treasury Trust, although that fund, in its discretion, may accept initial purchases of as low as $5,000. The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class of all other Dean Witter Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund, the shares of that fund will be held in a special Exchange Privilege

Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of those funds, including the check writing feature, will not be available for funds held in that account.


    The Fund and each of the other Dean Witter Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of the Dean Witter funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds pursuant to the Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist) or (e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.


    For further information regarding the Exchange Privilege, shareholders should contact their DWR or other selected broker-dealer account executive or the Transfer Agent.

REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------

    REDEMPTION. As stated in the Prospectus, shares of each Class of each Portfolio of the Fund can be redeemed for cash at any time at the net asset value per share next determined; however, such redemption proceeds will be reduced by the amount of any applicable CDSC. If shares are held in a shareholder's account without a share certificate, a written request for redemption to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption. The share certificate, or an accompanying stock power, and the request for redemption, must be signed by the shareholder or shareholders exactly as the shares are registered. Each request for redemption, whether or not accompanied by a share certificate, must be sent to the Fund's Transfer Agent, which will redeem the shares at their net asset value next computed (see "Purchase of Fund Shares" in the Prospectus) after it receives the request, and certificate, if any, in good order. Any redemption request received after such computation will be redeemed at the next determined net asset value.

    Whether certificates are held by the shareholder or shares are held in a shareholder's account, if the proceeds are to be paid to any person other than the record owner, or if the proceeds are to be paid to a corporation (other than the Distributor or a selected broker-dealer for the account of the shareholder), partnership, trust or fiduciary, or sent to the shareholder at an address other than the registered address, signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is such an eligible guarantor). A stock power may be obtained from any dealer or commercial bank. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be by means of a new prospectus.

    REPURCHASE. As stated in the Prospectus, DWR and other selected broker-dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other selected broker-dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed after such purchase order is received by DWR or other selected broker-dealer reduced by any applicable CDSC.

    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. As discussed in the Prospectus, payment for shares of any Class presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. The term good order means that the share certificate, if any, and request for redemption are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or the Transfer Agent. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission by order so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist. If the shares to be redeemed have recently been purchased by check (including a certificate or bank cashier's check), payment of redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). It has been and remains the Fund's policy and practice that, if checks for redemption proceeds remain uncashed, no interest will accrue on amounts represented by such uncashed checks. Shareholders maintaining margin accounts with DWR or another selected broker-dealer are referred to their account executive regarding restrictions on redemption of shares of the Fund pledged in the margin account.


    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of any shares to a new registration, such shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

    REINSTATEMENT PRIVILEGE. As discussed in the Prospectus, a shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class at the net asset value next determined after a reinstatement request, together with such proceeds, is received by the Transfer Agent.

    Exercise of the reinstatement privilege will not affect the federal income tax treatment of any gain or loss realized upon the redemption or repurchase, except that if the redemption or repurchase resulted in a loss and reinstatement is made in shares of the Fund, some or all of the loss, depending on the amount reinstated, will not be allowed as a deduction for federal income tax purposes but will be applied to adjust the cost basis of the shares acquired upon reinstatement.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, each Portfolio of the Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, each Portfolio will pay federal income tax thereon, and will notify shareholders that, following an election by the Portfolio, the shareholders will be required to include such undistributed gains in determining their taxable income and may claim their share of the tax paid by the Portfolio as a credit against their individual federal income tax.

    Because each Portfolio of the Fund intends to distribute all of its net investment income and capital gains to shareholders and otherwise continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any federal income tax. In addition, the Fund intends to distribute to its shareholders each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. Shareholders will normally have to pay federal income taxes, and any state income taxes, on the dividends and distributions they receive from each Portfolio of the Fund. Such dividends and distributions, to the extent that they are derived from net investment income or short-term capital gains, are taxable to the shareholder as ordinary income regardless of whether the shareholder receives such payments in additional shares or in cash. Any dividends declared in the last quarter of any calendar year which are paid in the following year prior to February 1 will be deemed received by the shareholder in the prior calendar year.



    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction. The Treasury Department intends to issue regulations to permit shareholders to take into account their proportionate share of the Fund's capital gains distributions that will be subject to a reduced rate under the Taxpayer Relief Act of 1997. The Taxpayer Relief Act reduces the maximum tax on long-term capital gains from 28% to 20%; however, it also lengthens the required holding period to obtain the lower rate from more than 12 months to more than 18 months. The lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than 5 years and that are acquired after December 31, 2000 is 18%.


    Any ordinary income dividends or capital gains distributions received by a shareholder from any investment company will have the effect of reducing the net asset value of the shareholder's shares in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and ordinary income dividends are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or realized long-term capital gains, such payment would be in part a return of the shareholder's investment to the extent of such reduction below the shareholder's cost, but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a dividend or distribution record date.

    Dividend payments will be eligible for the federal dividends received deduction available to the Fund's corporate shareholders only to the extent the aggregate dividends received by the Fund would be eligible for the deduction if the Fund were the shareholder claiming the dividends received deduction. The amount of dividends paid by the Fund which may qualify for the dividends received deduction is limited to the aggregate amount of qualifying dividends which the Fund derives from its portfolio investments which the Fund has held for a minimum period, usually 46 days within a 90 day period beginning 45 days before the ex dividend date of each qualifying dividend. Shareholders must meet a similar holding period requirement with respect to their shares to claim the dividends received deduction with respect to any distribution of qualifying dividends. Any long-term capital gain distributions will also not be eligible for the dividends received deduction. The ability to take the dividends received deduction will also be limited in the case of a Fund shareholder which incurs or continues indebtedness which is directly attributable to its investment in the Fund.


    Any Underlying Fund that invests in foreign securities may be subject to foreign withholding taxes from foreign countries with respect to its dividend and interest income and capital gains. Because a Portfolio of the Fund is considered to be invested in the Underlying Fund as a registered investment company and not the actual foreign portfolio securities of the Underlying Fund, a Portfolio of the Fund may not elect to treat foreign income or withholding taxes imposed on an Underlying Fund for United States federal income taxes as paid directly by the respective Portfolio's shareholders.


    After the end of the year, shareholders will be sent full information on their dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income, the portion taxable as long-term capital gains and the portion eligible for the dividends received deduction. To avoid being subject to a 31% federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.

    Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to federal, state or local taxes.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    As discussed in the Prospectus, from time to time each Portfolio of the Fund may quote its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. Each Portfolio's "average annual total return" represents an annualization of that Portfolio's total return over a specified period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Portfolio's operations, if shorter than any of the foregoing. The ending redeemable value is reduced by any CDSC at the end of the one, five or ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result.


    For periods of less than one year, each Portfolio of the Fund quotes its total return on a non-annualized basis. Accordingly, each Portfolio may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value by the initial $1,000 investment and subtracting 1 from the result. The ending redeemable value is reduced by any CDSC at the end of the period. Based on the foregoing calculations, the total returns for the Domestic Portfolio for the period November 25, 1997 (commencement of operations) through March 31, 1998 were 5.39%, 6.13%, 10.03%, and 11.34% for Class A, Class B, Class C and Class D, respectively. The total returns for the International Portfolio for the same period were 1.46%, 1.88%, 5.88%, and 7.08% for Class A, Class B, Class C and Class D, respectively. During this period, the Investment Manager assumed certain expenses of each Portfolio of the Fund. Had each Portfolio borne these expenses for the stated period, the total returns for Class A, Class B, Class C and Class D of the Domestic Portfolio would have been 5.01%, 5.73%, 9.73% and 10.93%, respectively; the total returns of Class A, Class B, Class C and Class D of the International Portfolio would have been 0.79%, -0.34%, 3.36% and 4.36%, respectively.



    In addition to the foregoing, each Portfolio may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the imposition of the maximum front-end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of each Portfolio may be calculated in the manner described in the preceding paragraph, but without deduction for any applicable sales charge. Based on this calculation, the total returns for each Class of the Domestic Portfolio for the period November 25, 1997 through March 31, 1998 were 11.23%, 11.13%, 11.03% and 11.34% for Class A, Class B, Class C and Class D, respectively. The total returns for the International Portfolio for the same period were 7.08%, 6.88%, 6.88% and 7.08% for Class A, Class B, Class C and Class D, respectively.


    In addition, each Portfolio may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any sales charge) by the initial $1,000 investment and subtracting 1 from the result.

    Each Portfolio may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the respective Portfolio by adding 1 to the respective Portfolio's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,475, $48,000 and $97,000 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be.


    Investments in the Domestic Portfolio of $10,000, $50,000 and $100,000 in each Class at inception of the Fund would have grown to the following amounts at March 31, 1998:



                                                                   INVESTMENT AT INCEPTION OF:
                                                INCEPTION    ----------------------------------------
CLASS                                              DATE         $10,000       $50,000      $100,000
---------------------------------------------  ------------  -------------  -----------  ------------
Class A......................................      11/25/97  $    10,539    $    53,390  $    107,893
Class B......................................      11/25/97       11,113         55,585       111,130
Class C......................................      11/25/97       11,103         55,515       111,030
Class D......................................      11/25/97       11,134         55,670       111,340



    Investments in the International Portfolio of $10,000, $50,000 and $100,000 in each Class at inception of the Fund would have grown to the following amounts at March 31, 1998:



                                                                   INVESTMENT AT INCEPTION OF:
                                                INCEPTION    ----------------------------------------
CLASS                                              DATE         $10,000       $50,000      $100,000
---------------------------------------------  ------------  -------------  -----------  ------------
Class A......................................      11/25/97  $    10,146    $    51,398  $    103,868
Class B......................................      11/25/97       10,688         53,440       106,880
Class C......................................      11/25/97       10,688         53,440       106,880
Class D......................................      11/25/97       10,708         53,540       107,080


    Each Portfolio from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

DESCRIPTION OF SHARES OF THE FUND
--------------------------------------------------------------------------------

    The shareholders of the Fund are entitled to a full vote for each full share held. The Trustees themselves have the power to alter the number and the terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the Fund. Under certain circumstances the Trustees may be removed by action of the Trustees. The shareholders also have the right under certain circumstances to remove the Trustees. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    The Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series. The Trustees have not authorized any such additional series or classes of shares other than as set forth in the Prospectus.

    The Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence, or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to the Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated above, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

    The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund shall be of unlimited duration, subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.


    Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans described herein. MSDW Trust is an affiliate of Dean Witter InterCapital Inc., the Fund's Investment Manager, and of Dean Witter Distributors Inc., the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, MSDW Trust's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services MSDW Trust receives a per shareholder account fee.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

    Price Waterhouse LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.

REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent accountants will be sent to shareholders each year.

    The Fund's fiscal year ends on September 30. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Board of Trustees.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------


    The Statement of Assets and Liabilities of the Fund included in this Statement of Additional Information and incorporated by reference in the Prospectus has been so included and incorporated in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

DEAN WITTER FUND OF FUNDS
STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 11, 1997
--------------------------------------------------------------------------------

INTERNATIONAL PORTFOLIO

ASSETS:
  Cash....................................................................................................  $  50,000
  Deferred organizational expenses (Note 1)...............................................................    125,000
                                                                                                            ---------
      Total Assets........................................................................................    175,000
                                                                                                            ---------
LIABILITIES:
  Organizational expenses payable (Note 1)................................................................    125,000
  Commitments (Notes 1 and 2).............................................................................
                                                                                                            ---------
      Net Assets..........................................................................................  $  50,000
                                                                                                            ---------
                                                                                                            ---------

CLASS A SHARES:
Net Assets................................................................................................  $  12,500
Shares Outstanding (unlimited authorized, $.01 par value).................................................      1,250
    NET ASSET VALUE PER SHARE.............................................................................  $   10.00
                                                                                                            ---------
                                                                                                            ---------
    MAXIMUM OFFERING PRICE
     (net asset value plus 5.5% of net asset value).......................................................  $   10.55
                                                                                                            ---------
                                                                                                            ---------

CLASS B SHARES:
Net Assets................................................................................................  $  12,500
Shares Outstanding (unlimited authorized, $.01 par value).................................................      1,250
    NET ASSET VALUE PER SHARE.............................................................................  $   10.00
                                                                                                            ---------
                                                                                                            ---------

CLASS C SHARES:
Net Assets................................................................................................  $  12,500
Shares Outstanding (unlimited authorized, $.01 par value).................................................      1,250
    NET ASSET VALUE PER SHARE.............................................................................  $   10.00
                                                                                                            ---------
                                                                                                            ---------

CLASS D SHARES:
Net Assets................................................................................................  $  12,500
Shares Outstanding (unlimited authorized, $.01 par value).................................................      1,250
    NET ASSET VALUE PER SHARE.............................................................................  $   10.00
                                                                                                            ---------
                                                                                                            ---------

DEAN WITTER FUND OF FUNDS
STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 11, 1997
--------------------------------------------------------------------------------

DOMESTIC PORTFOLIO

ASSETS:
  Cash....................................................................................................  $  50,000
  Deferred organizational expenses (Note 1)...............................................................    125,000
                                                                                                            ---------
      Total Assets........................................................................................    175,000
                                                                                                            ---------
LIABILITIES:
  Organizational expenses payable (Note 1)................................................................    125,000
  Commitments (Notes 1 and 2).............................................................................
                                                                                                            ---------
      Net Assets..........................................................................................  $  50,000
                                                                                                            ---------
                                                                                                            ---------

CLASS A SHARES:
Net Assets................................................................................................  $  12,500
Shares Outstanding (unlimited authorized, $.01 par value).................................................      1,250
    NET ASSET VALUE PER SHARE.............................................................................  $   10.00
                                                                                                            ---------
                                                                                                            ---------
    MAXIMUM OFFERING PRICE
     (net asset value plus 5.5% of net asset value).......................................................  $   10.55
                                                                                                            ---------
                                                                                                            ---------

CLASS B SHARES:
Net Assets................................................................................................  $  12,500
Shares Outstanding (unlimited authorized, $.01 par value).................................................      1,250
    NET ASSET VALUE PER SHARE.............................................................................  $   10.00
                                                                                                            ---------
                                                                                                            ---------

CLASS C SHARES:
Net Assets................................................................................................  $  12,500
Shares Outstanding (unlimited authorized, $.01 par value).................................................      1,250
    NET ASSET VALUE PER SHARE.............................................................................  $   10.00
                                                                                                            ---------
                                                                                                            ---------

CLASS D SHARES:
Net Assets................................................................................................  $  12,500
Shares Outstanding (unlimited authorized, $.01 par value).................................................      1,250
    NET ASSET VALUE PER SHARE.............................................................................  $   10.00
                                                                                                            ---------
                                                                                                            ---------

------------
NOTE 1--Dean Witter Fund of Funds (the "Fund") was organized as a Massachusetts business trust on July 3, 1997. To date the Fund has had no transactions other than those relating to organizational matters and the sale of 1,250 shares of beneficial interest for $12,500 of each class of the International Portfolio and the Domestic Portfolio (the "Portfolios") to Dean Witter InterCapital Inc. (the "Investment Manager"). The Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of the International Portfolio is long-term capital appreciation. The investment objective of the Domestic Portfolio is to maximize total investment return through capital growth and income. Each portfolio plans to achieve its investment objective by investing in the Class D or equivalent shares of certain Dean Witter Funds ("Underlying Funds"). Organizational expenses of the Fund incurred prior to the offering of the Fund's shares will be paid by the Investment Manager. It is currently estimated that the Investment Manager will incur, and be reimbursed, approximately $125,000 by each Portfolio in organizational expenses. Actual expenses could differ from these estimates. These expenses will be deferred and amortized by each Portfolio on the straight-line method over a period not to exceed five years from the date of commencement of the Fund's operations. In the event that, at any time during the five year period beginning with the date of commencement of operations, the initial shares acquired by the Investment Manager prior to such date are redeemed, by any holder thereof, the redemption proceeds payable in respect of such shares will be reduced by the pro rata share (based on the proportionate share of the initial Portfolio shares redeemed to the total number of original Portfolio shares outstanding at the time of redemption) of the then unamortized deferred organizational expenses as of the date of such redemption. In the event that the Portfolio liquidates before the deferred organizational expenses are fully amortized, the Investment Manager shall bear such unamortized deferred organizational expenses.

NOTE 2--The Fund has entered into an investment management agreement with the Investment Manager. Certain officers and/or trustees of the Fund are officers and/or directors of the Investment Manager. The Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Under the terms of the Investment Management Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, supplies, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business. In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of the Fund's telephone service, heat, light, power and other utilities.

    The Investment Manager does not receive a management fee from any Portfolio of the Fund for providing the aforementioned investment management services. However, each Portfolio, through its investments in the Class D shares of the Underlying Funds, will pay its pro rata share of the management fees and certain other expenses of the Underlying Funds.

    Shares of each Portfolio of the Fund will be distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") with respect to the distribution of Class A, Class B and Class C shares of each Portfolio of the Fund. The Plan provides that the Distributor will bear the expense of all promotional and distribution related activities on behalf of those shares of each Portfolio of the Fund, including the payment of commissions for sales of such shares and incentive compensation to and expenses of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and the Distributor, account executives and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolios' shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, with respect to Class B, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and others for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses incurred.

    To compensate the Distributor for the services provided and for the expenses borne by the Distributor and others under the Plan, Class A, Class B and Class C of each Portfolio will pay the Distributor compensation accrued daily and payable monthly at the annual rate of 0.25% of the average daily net assets of Class A and 1.0% of the average daily net assets of each of Class B and Class C. In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Portfolio pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. With respect to Class B, although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.00% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year.

    Dean Witter Trust FSB, an affiliate of the Investment Manager and the Distributor, is the transfer agent of the Portfolios' shares, dividend disbursing agent for payment of dividends and distributions on Portfolio shares and agent for shareholders under various investment plans.

    The Investment Manager has undertaken, with respect to each Portfolio of the Fund, to assume all operating expenses (except for the Plan fee and brokerage fees) until such time as a Portfolio has $50 million of net assets or until six months from the date of commencement of the Portfolio's operations, whichever occurs first.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholder and Trustees of
Dean Witter Fund of Funds

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of the International Portfolio and the Domestic Portfolio (constituting Dean Witter Fund of Funds, hereafter referred to as the "Fund") at September 11, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
September 12, 1997

APPENDIX
--------------------------------------------------------------------------------

RATINGS OF CORPORATE DEBT INSTRUMENTS INVESTMENTS
MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                         FIXED-INCOME SECURITY RATINGS

Aaa        Fixed-income securities which are rated Aaa are judged to be of the best quality.
           They carry the smallest degree of investment risk and are generally referred to as
           "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa         Fixed-income securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A          Fixed-income securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa        Fixed-income securities which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.
           Fixed-income securities rated Aaa, Aa, A and Baa are considered investment grade.
Ba         Fixed-income securities which are rated Ba are judged to have speculative elements;
           their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.
B          Fixed-income securities which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa        Fixed-income securities which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca         Fixed-income securities which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C          Fixed-income securities which are rated C are the lowest rated class of fixed income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its municipal fixed-income security rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime-1, Prime-2, Prime-3.

    Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                         FIXED-INCOME SECURITY RATINGS

    A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA        Fixed-income securities rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA         Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rate issues only in small degree.
A          Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.
BBB        Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.
           Fixed-income securities rated AAA, AA, A and BBB are considered investment grade.
BB         Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposures to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.
B          Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments.
           Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC        Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.
CC         The rating "CC" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC" rating.
C          The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.
CI         The rating "CI" is reserved for fixed-income securities on which no interest is being paid.
NR         Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
           Fixed-income securities rated "BB," "B," "CCC," "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
           Plus (+) or minus (-): The rating from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

                            COMMERCIAL PAPER RATINGS

    Standard and Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

    Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety.

A-1        indicates that the degree of safety regarding timely payment is very strong.
A-2        indicates capacity for timely payment on issues with this designation is strong.
           However, the relative degree of safety is not as overwhelming as for issues designated "A-1."
A-3        indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC. ("FITCH")
                                  BOND RATINGS

    The Fitch Bond Ratings provides a guide to investors in determining the investment risk associated with a particular security. The rating represents its assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. Fitch bond ratings are not recommendations to buy, sell or hold securities since they incorporate no information on market price or yield relative to other debt instruments.

    The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the record of the issuer and of any guarantor, as well as the political and economic environment that might affect the future financial strength and credit quality of the issuer.

    Bonds which have the same rating are of similar but not necessarily identical investment quality since the limited number of rating categories cannot fully reflect small differences in the degree of risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal issues.

    In assessing credit risk, Fitch Investors Service relies on current information furnished by the issuer and/or guarantor and other sources which it considers reliable. Fitch does not perform an audit of the financial statements used in assigning a rating.

    Ratings may be changed, withdrawn or suspended at any time to reflect changes in the financial condition of the issuer, the status of the issue relative to other debt of the issuer, or any other circumstances that Fitch considers to have a material effect on the credit of the obligor.

AAA        rated bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA         rated bonds are considered to be investment grade and of very high credit quality.
           The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.
A          rated bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB        rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.
BB         rated bonds are considered speculative and of low investment grade. The obligor's ability to pay interest and repay principal is not strong and is considered likely to be affected over time by adverse economic changes.
B          rated bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.
CCC        rated bonds may have certain identifiable characteristics which, if not remedied, could lead to the possibility of default in either principal or interest payments.
CC         rated bonds are minimally protected. Default in payment of interest and/or principal seems probable.
C          rated bonds are in imminent default in payment of interest or principal.

                               SHORT-TERM RATINGS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch's short-term ratings are as follows:

Fitch-1+   (Exceptionally Strong Credit Quality) Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
Fitch-1    (Very Strong Credit Quality) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated Fitch-1+.
Fitch-2    (Good Credit Quality) Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the two higher categories.

Fitch-3    (Fair Credit Quality) Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change is likely to cause these securities to be rated below investment grade.
Fitch-S    (Weak Credit Quality) Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near term adverse changes in financial and economic conditions.
D          (Default) Issues assigned this rating are in actual or imminent payment default.
LOC        This symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

DUFF & PHELPS, INC.
                               LONG-TERM RATINGS

    These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

    Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

    The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary).

RATING SCALE     DEFINITION

AAA              Highest credit quality. The risk factors are negligible, being only slightly more than risk-free
                 U.S. Treasury debt.

AA+              High credit quality. Protection factors are strong. Risk is modest, but may vary slightly from
AA               time to time because of economic conditions.
AA-

A+               Protection factors are average but adequate. However, risk factors are more variable and greater
A                in periods of economic stress.
A
BBB+             Below average protection factors but still considered sufficient for prudent investment.
BBB              Considerable variability in risk during economic cycles.
BBB-

BB+              Below investment grade but deemed likely to meet obligations when due. Present or prospective
BB               financial protection factors fluctuate according to industry conditions or company fortunes.
BB-              Overall quality may move up or down frequently within this category.

B+               Below investment grade and possessing risk that obligations will not be met when due. Financial
B                protection factors will fluctuate widely according to economic cycles, industry conditions and/or
B-               company fortunes. Potential exists for frequent changes in the quality rating within this category or into a higher or lower quality rating grade.

CCC              Well below investment grade securities. May be in default or have considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/ industry conditions, and/or with unfavorable company developments.

DD               Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.
DP               Preferred stock with dividend arrearages.

                               SHORT-TERM RATINGS

    Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

    Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of fund, including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

    A. CATEGORY 1:   HIGH GRADE
    Duff 1+          Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.
                      Treasury short-term obligations.
    Duff 1           Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
    Duff-            High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

    B. CATEGORY 2:   GOOD GRADE
    Duff 2           Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

    C. CATEGORY 3:   SATISFACTORY GRADE
    Duff 3           Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

    D. CATEGORY 4:   NON-INVESTMENT GRADE
    Duff 4           Speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

    E. CATEGORY 5:   DEFAULT
    Duff 5           Issuer failed to meet scheduled principal and/or interest payments.

                              DEAN WITTER FUND OF FUNDS

                               PART C OTHER INFORMATION


Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     a)   Financial Statements
          --------------------

    (1)   Financial statements and schedules, included
          in Prospectus (Part A):
                                                                         Page in
                                                                      Prospectus
                                                                      ----------

          Financial Highlights for the period November 25, 1997
          (commencement of operations) through March 31, 1998
          (unaudited). . . . . . . . . . . . . . . . . . . . . . . . . . .  8

          Portfolio of Investments at March 31, 1998 (unaudited) . . . . .  83

          Statement of Assets and Liabilities at
          March 31, 1998 (unaudited) . . . . . . . . . . . . . . . . . . .  85

          Statement of Operations for the period November 25, 1997
          through March 31, 1998 (unaudited) . . . . . . . . . . . . . . .  86

          Statement of Changes in Net Assets for the period
          November 25, 1997 through March 31, 1998 (unaudited) . . . . . .  87

          Notes to Financial Statements at March 31, 1998 (unaudited). . . .  88

    (2) Financial statements included in the Statement of Additional Information (Part B):

          Statement of Assets and Liabilities at September 11, 1997. . . .  51

    (3)   Financial statements included in Part C:

          None

     b)   Exhibits
          --------

     2.   Form of Amended and Restated By-Laws of the Registrant.

    11.   Consent of Independent Accountants.

    16.   Schedules for Computations of Performance Quotations.

    27.   Financial Data Schedules.

 Other.   Power of Attorney.

--------------------------------------------------------------------
     All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None

Item 26.  NUMBER OF HOLDERS OF SECURITIES

             (1)                               (2)
                                      Number of Record Holders
          Title of Class                 at March 31, 1998
          --------------                --------------------
        Class A (domestic)                        61
        Class B (domestic)                     2,021
        Class C (domestic)                       148
        Class D (domestic)                         2

        Class A (international)                   12
        Class B (international)                  334
        Class C (international)                   26
        Class D (international)                    2


Item 27.  INDEMNIFICATION

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     See "The Fund and its Management" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Dean Witter InterCapital Inc. InterCapital is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Dean Witter Funds" used below refers to the following registered investment companies:

Closed-End Investment Companies
-------------------------------
  (1) Dean Witter Government Income Trust
  (2) High Income Advantage Trust
  (3) High Income Advantage Trust II
  (4) High Income Advantage Trust III
  (5) InterCapital California Insured Municipal Income Trust
  (6) InterCapital California Quality Municipal Securities
  (7) InterCapital Income Securities Inc.
  (8) InterCapital Insured California Municipal Securities
  (9) InterCapital Insured Municipal Bond Trust
 (10) InterCapital Insured Municipal Income Trust

 (11) InterCapital Insured Municipal Securities
 (12) InterCapital Insured Municipal Trust
 (13) InterCapital New York Quality Municipal Securities
 (14) InterCapital Quality Municipal Income Trust
 (15) InterCapital Quality Municipal Investment Trust
 (16) InterCapital Quality Municipal Securities
 (17) Municipal Income Opportunities Trust
 (18) Municipal Income Opportunities Trust II
 (19) Municipal Income Opportunities Trust III
 (20) Municipal Income Trust
 (21) Municipal Income Trust II
 (22) Municipal Income Trust III
 (23) Municipal Premium Income Trust
 (24) Prime Income Trust

Open-end Investment Companies:
------------------------------
  (1) Active Assets California Tax-Free Trust
  (2) Active Assets Government Securities Trust
  (3) Active Assets Money Trust
  (4) Active Assets Tax-Free Trust
  (5) Dean Witter American Value Fund
  (6) Dean Witter Balanced Growth Fund
  (7) Dean Witter Balanced Income Fund
  (8) Dean Witter California Tax-Free Daily Income Trust
  (9) Dean Witter California Tax-Free Income Fund
 (10) Dean Witter Capital Appreciation Fund
 (11) Dean Witter Capital Growth Securities
 (12) Dean Witter Convertible Securities Trust
 (13) Dean Witter Developing Growth Securities Trust
 (14) Dean Witter Diversified Income Trust
 (15) Dean Witter Dividend Growth Securities Inc.
 (16) Dean Witter European Growth Fund Inc.
 (17) Dean Witter Federal Securities Trust
 (18) Dean Witter Financial Services Trust
 (19) Dean Witter Fund of Funds
 (20) Dean Witter Global Asset Allocation Fund
 (21) Dean Witter Global Dividend Growth Securities
 (22) Dean Witter Global Short-Term Income Fund Inc.
 (23) Dean Witter Global Utilities Fund
 (24) Dean Witter Hawaii Municipal Trust
 (25) Dean Witter Health Sciences Trust
 (26) Dean Witter High Yield Securities Inc.
 (27) Dean Witter Income Builder Fund
 (28) Dean Witter Information Fund
 (29) Dean Witter Intermediate Income Securities
 (30) Dean Witter Intermediate Term U.S. Treasury Trust
 (31) Dean Witter International SmallCap Fund
 (32) Dean Witter Japan Fund
 (33) Dean Witter Limited Term Municipal Trust
 (34) Dean Witter Liquid Asset Fund Inc.
 (35) Dean Witter Market Leader Trust

 (36) Dean Witter Mid-Cap Growth Fund
 (37) Dean Witter Multi-State Municipal Series Trust
 (38) Dean Witter Natural Resource Development Securities Inc.
 (39) Dean Witter New York Municipal Money Market Trust
 (40) Dean Witter New York Tax-Free Income Fund
 (41) Dean Witter Pacific Growth Fund Inc.
 (42) Dean Witter Precious Metals and Minerals Trust
 (43) Dean Witter Retirement Series
 (44) Dean Witter Select Dimensions Investment Series
 (45) Dean Witter Select Municipal Reinvestment Fund
 (46) Dean Witter Short-Term Bond Fund
 (47) Dean Witter Short-Term U.S. Treasury Trust
 (48) Dean Witter S&P 500 Index Fund
 (49) Dean Witter Special Value Fund
 (50) Dean Witter Strategist Fund
 (51) Dean Witter Tax-Exempt Securities Trust
 (52) Dean Witter Tax-Free Daily Income Trust
 (53) Dean Witter U.S. Government Money Market Trust
 (54) Dean Witter U.S. Government Securities Trust
 (55) Dean Witter Utilities Fund
 (56) Dean Witter Value-Added Market Series
 (57) Dean Witter Variable Investment Series
 (58) Dean Witter World Wide Income Trust
 (59) Dean Witter World Wide Investment Trust
 (60) Morgan Stanley Dean Witter Competitive Edge Fund
        "BEST IDEAS PORTFOLIO"
 (61) Morgan Stanley Dean Witter Growth Fund
 (62) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities

The term "TCW/DW Funds" refers to the following registered investment companies:

 Open-End Investment Companies
 -----------------------------
  (1) TCW/DW Emerging Markets Opportunities Trust
  (2) TCW/DW Global Telecom Trust
  (3) TCW/DW Income and Growth Fund
  (4) TCW/DW Latin American Growth Fund
  (5) TCW/DW Mid-Cap Equity Trust
  (6) TCW/DW North American Government Income Trust
  (7) TCW/DW Small Cap Growth Fund
  (8) TCW/DW Total Return Trust

 Closed-End Investment Companies
 -------------------------------
  (1) TCW/DW Term Trust 2000
  (2) TCW/DW Term Trust 2002
  (3) TCW/DW Term Trust 2003

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             -------------------------------------------------

Charles A. Fiumefreddo        Executive Vice President and Director of Dean
Chairman, Chief Executive     Witter Reynolds Inc. ("DWR"); Chairman, Chief
Officer and Director          Executive Officer and Director of Dean Witter
                              Distributors Inc. ("Distributors") and Dean Witter
                              Services Company Inc. ("DWSC"); Chairman and
                              Director of Morgan Stanley Dean Witter Trust FSB
                              ("MSDW Trust"); Chairman, Director or Trustee,
                              President and Chief Executive Officer of the Dean
                              Witter Funds and Chairman, Chief Executive Officer and Trustee of the TCW/DW Funds; Director and/or officer of various Morgan Stanley Dean Witter &
                              Co. ("MSDW") subsidiaries.

Philip J. Purcell             Chairman, Chief Executive Officer and Director
Director                      of MSDW and DWR; Director of DWSC and
                              Distributors; Director or Trustee of the Dean
                              Witter Funds; Director and/or officer of various
                              MSDW subsidiaries.

Richard M. DeMartini          President and Chief Operating Officer
Director                      of Dean Witter Capital, a division of DWR;
                              Director of DWR, DWSC, Distributors and MSDW
                              Trust; Trustee of the TCW/DW Funds.

James F. Higgins              President and Chief Operating Officer of
Director                      Dean Witter Financial; Director of DWR, DWSC,
                              Distributors and MSDW Trust.

Thomas C. Schneider           Executive Vice President and Chief Strategic
Executive Vice                and Administrative Officer of MSDW; Executive
President, Chief              Vice President and Chief Financial Officer of
Financial Officer and         DWSC and Distributors; Director of DWR,
Director                      DWSC, Distributors and MSDW.

Christine A. Edwards          Executive Vice President, Chief Legal Officer
Director                      and Secretary of MSDW; Executive Vice
                              President, Secretary and Chief Legal Officer of Distributors; Director of DWR, DWSC and
                              Distributors.

Mitchell M. Merin             President and Chief Strategic Officer of
President and Chief           DWSC, Executive Vice President of Distributors;
Strategic Officer             Executive Vice President and Director of MSDW
                              Trust; Executive Vice President and Director of
                              DWR; Director of SPS Transaction Services, Inc.
                              and various other MSDW subsidiaries.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
----------------              -------------------------------------------------

Robert M. Scanlan             President and Chief Operating Officer of DWSC,
President and Chief           Executive Vice President of Distributors;
Operating Officer             Executive Vice President and Director of MSDW
                              Trust; Vice President of the Dean Witter Funds and the TCW/DW Funds.

John B. Van Heuvelen          President, Chief Operating Officer and
Executive Vice                Director of MSDW Trust.
President

Joseph J. McAlinden           Vice President of the Dean Witter Funds and
Executive Vice President      Director of MSDW Trust.
and Chief Investment
Officer

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary and General Counsel of DWSC; Senior Vice
Secretary and General         President, Assistant Secretary and Assistant
Counsel                       General Counsel of Distributors; Vice President,
                              Secretary and General Counsel of the Dean Witter
                              Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Dean Witter Funds.
Senior Vice President

Mark Bavoso                   Vice President of various Dean Witter Funds.
Senior Vice President

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Dean Witter Funds.
Senior Vice President

Robert S. Giambrone           Senior Vice President of DWSC, Distributors
Senior Vice President         and MSDW Trust and Director of MSDW Trust; Vice
                              President of the Dean Witter Funds and the TCW/DW
                              Funds.

Rajesh K. Gupta               Vice President of various Dean Witter Funds.
Senior Vice President

Kenton J. Hinchliffe          Vice President of various Dean Witter Funds.
Senior Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             -------------------------------------------------

Kevin Hurley                  Vice President of various Dean Witter Funds.
Senior Vice President

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of Dean Witter Special Value Fund.
Senior Vice President

John B. Kemp, III             President of Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Dean Witter Funds.
Senior Vice President

Jonathan R. Page              Vice President of various Dean Witter Funds.
Senior Vice President

Ira N. Ross                   Vice President of various Dean Witter Funds.
Senior Vice President

Guy G. Rutherfurd, Jr.        Vice President of Dean Witter Market Leader
Senior Vice President         Trust.

Rochelle G. Siegel            Vice President of various Dean Witter Funds.
Senior Vice President

Jayne M. Stevlingson          Vice President of various Dean Witter Funds.
Senior Vice President

Paul D. Vance                 Vice President of various Dean Witter Funds.
Senior Vice President

Elizabeth A. Vetell
Senior Vice President

James F. Willison             Vice President of various Dean Witter Funds.
Senior Vice President

Ronald J. Worobel             Vice President of various Dean Witter Funds.
Senior Vice President

Douglas Brown
First Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
----------------              -------------------------------------------------

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          DWSC, Assistant Treasurer of Distributors;
and Assistant                 Treasurer and Chief Financial Officer of the
Treasurer                     Dean Witter Funds and the TCW/DW Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President
First Vice President          and Assistant Secretary of DWSC; Assistant
and Assistant Secretary       Secretary of the Dean Witter Funds and the TCW/DW
                              Funds.

Michael Interrante            First Vice President and Controller of DWSC;
First Vice President          Assistant Treasurer of Distributors; First Vice
and Controller                President and Treasurer of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Robert Zimmerman
First Vice President

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Dean Witter Funds.
Vice President

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and Assistant
Controller

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             -------------------------------------------------

Dale Boettcher
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

B. Catherine Connelly
Vice President

Salvatore DeSteno             Vice President of DWSC.
Vice President

Bruce Dunn
Vice President

Jeffrey D. Geffen
Vice President

Michael Geringer
Vice President

Stephen Greenhut
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of Dean Witter Variable
Vice President                Investment Series

Peter Hermann                 Vice President of various Dean Witter Funds
Vice President

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

Christopher Jones
Vice President

James P. Kastberg
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             -------------------------------------------------

Michelle Kaufman              Vice President of various Dean Witter Funds
Vice President

Paula LaCosta                 Vice President of various Dean Witter Funds.
Vice President

Thomas Lawlor
Vice President

Gerard J. Lian                Vice President of various Dean Witter Funds.
Vice President

Catherine Maniscalco          Vice President of Dean Witter Natural
Vice President                Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis            Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Dean Witter Natural
Vice President                Resource Development Securities Inc.

Richard Norris
Vice President

Carsten Otto                  Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

George Paoletti
Vice President

Anne Pickrell                 Vice President of various Dean Witter Funds.
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
WITH DEAN WITTER              OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL ADDRESS
INTERCAPITAL INC.             AND NATURE OF CONNECTION
-----------------             -------------------------------------------------

Michael Roan
Vice President

John Roscoe
Vice President

Hugh Rose
Vice President

Robert Rossetti               Vice President of Dean Witter Precious Metal and
Vice President                Minerals Trust.

Ruth Rossi                    Vice President and Assistant Secretary of DWSC;
Vice President and            Assistant Secretary of the Dean Witter Funds and
Assistant Secretary           the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Peter J. Seeley               Vice President of various Dean Witter Funds.
Vice President

Naomi Stein
Vice President

Kathleen H. Stromberg
Vice President                Vice President of various Dean Witter Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss
Vice President                Vice President of various Dean Witter Funds.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Dean Witter Distributors Inc. ("Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Dean Witter American Value Fund
(6)  Dean Witter Balanced Growth Fund
(7)  Dean Witter Balanced Income Fund
(8)  Dean Witter California Tax-Free Daily Income Trust
(9)  Dean Witter California Tax-Free Income Fund
(10) Dean Witter Capital Appreciation Fund
(11) Dean Witter Capital Growth Securities
(12) Dean Witter Convertible Securities Trust
(13) Dean Witter Developing Growth Securities Trust
(14) Dean Witter Diversified Income Trust
(15) Dean Witter Dividend Growth Securities Inc.
(16) Dean Witter European Growth Fund Inc.
(17) Dean Witter Federal Securities Trust
(18) Dean Witter Financial Services Trust
(19) Dean Witter Fund of Funds
(20) Dean Witter Global Asset Allocation
(21) Dean Witter Global Dividend Growth Securities
(22) Dean Witter Global Short-Term Income Fund Inc.
(23) Dean Witter Global Utilities Fund
(24) Dean Witter Hawaii Municipal Trust
(25) Dean Witter Health Sciences Trust
(26) Dean Witter High Yield Securities Inc.
(27) Dean Witter Income Builder Fund
(28) Dean Witter Information Fund
(29) Dean Witter Intermediate Income Securities
(30) Dean Witter Intermediate Term U.S. Treasury Trust
(31) Dean Witter International SmallCap Fund
(32) Dean Witter Japan Fund
(33) Dean Witter Limited Term Municipal Trust
(34) Dean Witter Liquid Asset Fund Inc.
(35) Dean Witter Market Leader Trust
(36) Dean Witter Mid-Cap Growth Fund
(37) Dean Witter Multi-State Municipal Series Trust
(38) Dean Witter Natural Resource Development Securities Inc.
(39) Dean Witter New York Municipal Money Market Trust
(40) Dean Witter New York Tax-Free Income Fund
(41) Dean Witter Pacific Growth Fund Inc.
(42) Dean Witter Precious Metals and Minerals Trust
(43) Dean Witter Retirement Series
(44) Dean Witter S&P 500 Index Fund
(45) Dean Witter Short-Term Bond Fund

(46) Dean Witter Short-Term U.S. Treasury Trust
(47) Dean Witter Special Value Fund
(48) Dean Witter Strategist Fund
(49) Dean Witter Tax-Exempt Securities Trust
(50) Dean Witter Tax-Free Daily Income Trust
(51) Dean Witter U.S. Government Money Market Trust
(52) Dean Witter U.S. Government Securities Trust
(53) Dean Witter Utilities Fund
(54) Dean Witter Value-Added Market Series
(55) Dean Witter Variable Investment Series
(56) Dean Witter World Wide Income Trust
(57) Dean Witter World Wide Investment Trust
(58) Morgan Stanley Dean Witter Competitive Edge Fund
(59) Morgan Stanley Dean Witter Growth Fund
(60) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(61) Prime Income Trust
(1)  TCW/DW North American Government Income Trust
(2)  TCW/DW Latin American Growth Fund
(3)  TCW/DW Income and Growth Fund
(4)  TCW/DW Balanced Fund
(5)  TCW/DW Total Return Trust
(6)  TCW/DW Mid-Cap Equity Trust
(7)  TCW/DW Global Telecom Trust
(8)  TCW/DW Emerging Markets Opportunities Trust

     (a) The following information is given regarding directors and officers of Distributors not listed in Item 28 above. The principal address of Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.

Name                     Positions and Office with Distributors
----                     ---------------------------------------
Fredrick K. Kubler       Senior Vice President, Assistant
                         Secretary and Chief Compliance
                         Officer.

Michael T. Gregg         Vice President and Assistant
                         Secretary.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

Item 32.  UNDERTAKINGS

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 5th day of May, 1998.

                                                  DEAN WITTER FUND OF FUNDS

                                          By  /s/ Barry Fink
                                              --------------------------------
                                                  Barry Fink
                                                  Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

     Signatures                              Title                                   Date
     ----------                              -----                                   ----
(1) Principal Executive Officer              President, Chief
                                             Executive Officer,
                                             Trustee and Chairman
By  /s/ Charles A. Fiumefreddo                                                      05/05/98
    ---------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer              Treasurer and Principal
                                             Accounting Officer

By  /s/ Thomas F. Caloia                                                             05/05/98
    ---------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell

By  /s/ Barry Fink                                                                   05/05/98
    ---------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic        Manuel H. Johnson
    Edwin J. Garn        Michael E. Nugent
    John R. Haire        John L. Schroeder
    Wayne E. Hedien

By  /s/ David M. Butowsky                                                            05/05/98
    ---------------------------
        David M. Butowsky
        Attorney-in-Fact

                                    EXHIBIT INDEX
                                    -------------


     2.   By-Laws of the Registrant, Amended and Restated as of October 23, 1997

    11.   Consent of Independent Accountants.

    16.   Schedules for Computation of Performance Quotations.

    27.   Financial Data Schedules.

Other.    Power of Attorney.

-----------------------------------------------